Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds–96.7%		Rate	Maturity	Face Amount	Value
Communication Services–5.9%
AT&T, Inc. (Diversified Telecom. Svs.)		QL + 118	06/12/2024	$ 2,000,000	$ 1,857,404
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	1,000,000	1,034,302
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	1,000,000	1,122,308
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	3,165,982
Lamar Media Corp. (Media)		5.750%	02/01/2026	500,000	511,600
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	2,100,000	2,172,315
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	1,000,000	1,009,990
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	954,402
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,203,766
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,756,119
					14,788,188
Consumer Discretionary–5.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,198,510
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	944,899
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5.000%	02/15/2026	3,000,000	2,710,678
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,702,010
KB Home (Household Durables)		4.800%	11/15/2029	300,000	252,000
Lear Corp. (Auto Components)		4.250%	05/15/2029	4,000,000	3,558,705
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,040,591
MDC Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,800,000
					14,207,393
Consumer Staples–8.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,089,229
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,091,507
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	2,118,653
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	4,000,000	3,803,531
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,039,545
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	4,000,000	4,317,244
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	3,000,000	3,059,462
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,636,146
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	1,300,000	1,368,884
					22,524,201
Energy–8.4%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	2,000,000	1,069,313
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,643,275
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,015,428
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	927,634
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	2,000,000	1,697,675
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,655,784
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	900,000	651,330
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	1,069,751
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	698,587
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	963,950
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	612,520
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	761,081
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	849,663
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	03/31/2022	1,800,000	1,224,000
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	1,120,767
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	845,704
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	839,393
Transocean Pontus Ltd. (Energy Equip. & Svs.)	(a)	6.125%	08/01/2025	1,043,750	845,437
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	1,000,000	956,885
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	916,814
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	883,296
					21,248,287
Financials–28.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	3,000,000	2,489,987
American Express Co. (Consumer Finance)		QL + 75	08/03/2023	1,000,000	938,541
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,450,700
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,072,183
Bank of America Corp. (Rate is fixed until 01/23/2025, at which point, the rate becomes QL + 81) (Banks)	(b)	3.366%	01/23/2026	2,000,000	2,079,528
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,149,739
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,719,654
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	964,301
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	997,598
Capital One Bank U.S.A. NA (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,358,369
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,163,846
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,063,284
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	2,097,114
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	2,000,000	1,960,739

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	$ 2,000,000	$ 2,036,420
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,773,824
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,365,210
Ford Motor Credit Co. LLC (Consumer Finance)		QL + 88	10/12/2021	2,000,000	1,838,993
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	2,000,000	1,909,820
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	1,619,058
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	1,000,000	826,066
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,070,661
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	2,067,601
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,056,390
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,783,249
JPMorgan Chase & Co. (Banks)		3.900%	07/15/2025	2,023,000	2,163,768
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	2,120,707
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,430,284
Morgan Stanley (Capital Markets)		QL + 140	10/24/2023	1,260,000	1,222,916
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,041,853
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,222,840
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,064,334
PNC Bank NA (Banks)		2.700%	10/22/2029	2,500,000	2,424,711
Royal Bank of Scotland Group PLC (Rate is fixed until 11/01/2024, at which point, the rate becomes H15T5Y + 210) (Banks)	(b)	3.754%	11/01/2029	1,200,000	1,109,857
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	962,822
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,980,759
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	2,000,000	2,026,011
Teachers Insurance & Annuity Association of America (Insurance)	(a)	4.270%	05/15/2047	900,000	865,139
Truist Bank (Banks)		3.625%	09/16/2025	1,000,000	1,051,041
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	1,029,284
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes QL + 117) (Banks)	(b)	2.879%	10/30/2030	2,000,000	1,983,259
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,151,742
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,439,173
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,825,681
					71,969,056
Health Care–5.1%
AbbVie, Inc. (Biotechnology)	(a)	3.200%	11/21/2029	1,000,000	1,020,174
AbbVie, Inc. (Biotechnology)	(a)	4.250%	11/21/2049	3,000,000	3,236,007
Bayer U.S. Finance II LLC (Pharmaceuticals)	(a)	4.875%	06/25/2048	2,000,000	2,305,282
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	3.875%	08/15/2025	2,000,000	2,169,957
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,048,972
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	3,000,000	2,986,176
					12,766,568
Industrials–9.1%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	1,670,759
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,525,337
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	4,000,000	3,543,202
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,770,508
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	1,090,943
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,135,735
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,176,885
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	2,500,000	2,544,804
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,453,972
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,032,327
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	2,000,000	1,999,400
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,920,464
					22,864,336
Information Technology–1.6%
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	894,098
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	1,098,806
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	1,183,366
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	896,889
					4,073,159
Materials–9.9%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	977,004
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	846,867
Cemex S.A.B de C.V. (Construction Materials)	(a)	5.450%	11/19/2029	600,000	486,900
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	1,968,761
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,823,630
Martin Marietta Materials, Inc. (Construction Materials)		3.500%	12/15/2027	3,000,000	2,964,446
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	2,558,209

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	$ 1,900,000	$ 2,012,379
Packaging Corp. of America (Containers & Packaging)		3.400%	12/15/2027	2,000,000	2,007,008
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	3,073,697
Steel Dynamics, Inc. (Metals & Mining)		2.800%	12/15/2024	2,000,000	1,863,421
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	853,981
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,500,000	2,507,377
					24,943,680
Real Estate–4.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,024,155
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	1,300,000	1,289,327
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	2,000,000	1,973,599
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,463,289
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	1,002,856
Healthpeak Properties, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,532,942
Highwoods Realty LP (Equity REIT)		4.200%	04/15/2029	2,000,000	2,047,117
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,029,991
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	950,891
					12,314,167
Utilities–8.7%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,012,128
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,394,875
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,995,260
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,525,082
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,965,430
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	2,300,329
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,116,439
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	958,616
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	1,016,953
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,200,000	1,188,456
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,799,036
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	2,074,810
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	962,152
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,561,684
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	970,579
					21,841,829
Total Corporate Bonds (Cost $248,695,574)					$243,540,864

Asset-Backed Securities–2.6%		Rate	Maturity	Face Amount	Value
Industrials–2.6%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$ 2,132,937	$ 1,881,041
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	2,869,559	2,570,374
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,491,667	1,208,268
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,000,000	899,454
Total Asset-Backed Securities (Cost $7,496,491)					$6,559,137

Sovereign Issues–1.2%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$ 3,000,000	$ 2,982,030
Total Sovereign Issues (Cost $2,989,588)				$2,982,030

Money Market Funds–4.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(c)	11,086,607	$ 11,076,629
Total Money Market Funds (Cost $11,073,845)			$11,076,629
Total Investments – 104.9% (Cost $270,255,498)	(d)		$264,158,660
Liabilities in Excess of Other Assets – (4.9)%			(12,301,375)
Net Assets – 100.0%			$251,857,285

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.370% at 03/31/2020
QL:	Quarterly U.S. LIBOR Rate, 1.451% at 03/31/2020
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2020
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.093% at 03/31/2020
USSW5:	USD Swap Semi 30/360 5 Year, 0.524% at 03/31/2020

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2020, the value of these securities totaled $22,168,064, or 8.8% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2020.
(c)	Rate represents the seven-day yield at March 31, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–63.6%		Shares	Value
Communication Services–6.7%
Activision Blizzard, Inc. (Entertainment)		1,189	$ 70,722
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,047	5,864,362
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,025	4,680,310
AMC Networks, Inc. Class A (Media)	(a)	14,725	357,965
AT&T, Inc. (Diversified Telecom. Svs.)		48,021	1,399,812
CenturyLink, Inc. (Diversified Telecom. Svs.)		19,885	188,112
Cinemark Holdings, Inc. (Entertainment)		13,485	137,412
Comcast Corp. Class A (Media)		45,138	1,551,844
Discovery, Inc. Class A (Media)	(a)	57,928	1,126,120
Electronic Arts, Inc. (Entertainment)	(a)	2,082	208,554
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	36,682	6,118,558
Interpublic Group of Cos., Inc. / The (Media)		75,501	1,222,361
Netflix, Inc. (Entertainment)	(a)	2,675	1,004,463
Nexstar Media Group, Inc. Class A (Media)		2,066	119,270
Sirius XM Holdings, Inc. (Media)		292,670	1,445,790
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		26,631	446,336
Twitter, Inc. (Interactive Media & Svs.)	(a)	11,623	285,461
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	14,743	431,822
Verizon Communications, Inc. (Diversified Telecom. Svs.)		41,146	2,210,775
Walt Disney Co. / The (Entertainment)		10,447	1,009,180
Yelp, Inc. (Interactive Media & Svs.)	(a)	5,846	105,403
Zynga, Inc. Class A (Entertainment)	(a)	21,372	146,398
			30,131,030
Consumer Discretionary–6.4%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,250	14,135,470
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	119	160,093
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		7,707	111,135
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	690	70,380
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	581	380,206
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		7,466	457,293
D.R. Horton, Inc. (Household Durables)		10,490	356,660
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,765	150,582
Dollar General Corp. (Multiline Retail)		10,041	1,516,291
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		1,281	68,021
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		4,186	30,600
General Motors Co. (Automobiles)		33,956	705,606
Goodyear Tire & Rubber Co. / The (Auto Components)		32,888	191,408
H&R Block, Inc. (Diversified Consumer Svs.)		38,095	536,378
Harley-Davidson, Inc. (Automobiles)		898	16,999
Home Depot, Inc. / The (Specialty Retail)		16,779	3,132,807
Lithia Motors, Inc. Class A (Specialty Retail)		430	35,170
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,910	362,041
McDonald's Corp. (Hotels, Restaurants & Leisure)		10,829	1,790,575
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		32,926	2,724,297
Pool Corp. (Distributors)		632	124,359
Service Corp. International (Diversified Consumer Svs.)		795	31,092
Starbucks Corp. (Hotels, Restaurants & Leisure)		7,510	493,707
Target Corp. (Multiline Retail)		9,002	836,916
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		6,903	285,094
			28,703,180
Consumer Staples–5.2%
Clorox Co. / The (Household Products)		4,864	842,688
Coca-Cola Co. / The (Beverages)		53,062	2,347,993
Coca-Cola European Partners PLC (Beverages)		4,923	184,760
Colgate-Palmolive Co. (Household Products)		1,309	86,865
Costco Wholesale Corp. (Food & Staples Retailing)		6,892	1,965,116
Estee Lauder Cos., Inc. / The Class A (Personal Products)		5,475	872,387
General Mills, Inc. (Food Products)		54,662	2,884,514
Hershey Co. / The (Food Products)		19,382	2,568,115
Lancaster Colony Corp. (Food Products)		535	77,382
Molson Coors Beverage Co. Class B (Beverages)		17,494	682,441
PepsiCo, Inc. (Beverages)		31,216	3,749,042
Procter & Gamble Co. / The (Household Products)		49,394	5,433,340
Walmart, Inc. (Food & Staples Retailing)		14,771	1,678,281
			23,372,924
Energy–1.7%
Baker Hughes Co. (Energy Equip. & Svs.)		16,465	172,883

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Chevron Corp. (Oil, Gas & Consumable Fuels)		7,725	$ 559,754
ConocoPhillips (Oil, Gas & Consumable Fuels)		14,517	447,124
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		32,506	248,346
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3,429	23,694
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		37,688	1,353,753
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		70,556	2,679,011
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,619	56,637
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		99,746	328,164
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		14,218	335,829
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		2,153	21,164
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		10,136	23,820
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,954	86,654
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		543	38,091
Schlumberger Ltd. (Energy Equip. & Svs.)		2,076	28,005
TechnipFMC PLC (Energy Equip. & Svs.)		7,685	51,797
Transocean Ltd. (Energy Equip. & Svs.)	(a)	26,286	30,492
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		13,848	628,145
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		33,920	479,968
			7,593,331
Financials–7.0%
Affiliated Managers Group, Inc. (Capital Markets)		4,073	240,877
Ally Financial, Inc. (Consumer Finance)		53,887	777,589
American Express Co. (Consumer Finance)		17,451	1,493,980
Aon PLC (Insurance)	(a)	1,583	261,258
Arthur J. Gallagher & Co. (Insurance)		11,917	971,355
Bank of America Corp. (Banks)		84,802	1,800,347
Bank of New York Mellon Corp. / The (Capital Markets)		15,120	509,242
Bank OZK (Banks)		3,849	64,278
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	28,174	5,151,052
Capital One Financial Corp. (Consumer Finance)		15,284	770,619
Charles Schwab Corp. / The (Capital Markets)		29,377	987,655
Cincinnati Financial Corp. (Insurance)		8,056	607,825
Citigroup, Inc. (Banks)		2,198	92,580
Citizens Financial Group, Inc. (Banks)		2,361	44,410
CME Group, Inc. (Capital Markets)		3,438	594,465
Cullen / Frost Bankers, Inc. (Banks)		20,775	1,159,037
FactSet Research Systems, Inc. (Capital Markets)		4,943	1,288,541
First American Financial Corp. (Insurance)		12,607	534,663
First Horizon National Corp. (Banks)		3,321	26,767
Globe Life, Inc. (Insurance)		10,933	786,848
Goldman Sachs Group, Inc. / The (Capital Markets)		230	35,556
Intercontinental Exchange, Inc. (Capital Markets)		9,061	731,676
Invesco Ltd. (Capital Markets)		6,668	60,546
JPMorgan Chase & Co. (Banks)		44,379	3,995,441
Marsh & McLennan Cos., Inc. (Insurance)		9,439	816,096
MGIC Investment Corp. (Thrifts & Mortgage Finance)		2,584	16,408
Moody's Corp. (Capital Markets)		1,018	215,307
Morgan Stanley (Capital Markets)		55,224	1,877,616
Nasdaq, Inc. (Capital Markets)		746	70,833
PNC Financial Services Group, Inc. / The (Banks)		6,103	584,179
Prudential Financial, Inc. (Insurance)		27,322	1,424,569
S&P Global, Inc. (Capital Markets)		6,885	1,687,169
T. Rowe Price Group, Inc. (Capital Markets)		2,559	249,886
Unum Group (Insurance)		7,611	114,241
Webster Financial Corp. (Banks)		2,853	65,334
Wells Fargo & Co. (Banks)		47,291	1,357,252
Willis Towers Watson PLC (Insurance)		1,781	302,503
Zions Bancorp (Banks)		1,760	47,098
			31,815,098
Health Care–10.0%
Abbott Laboratories (Health Care Equip. & Supplies)		14,964	1,180,809
AbbVie, Inc. (Biotechnology)		49,625	3,780,929
Allergan PLC (Pharmaceuticals)		859	152,129
Amgen, Inc. (Biotechnology)		9,302	1,885,795
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,172	125,563
Anthem, Inc. (Health Care Providers & Svs.)		7,054	1,601,540
Biogen, Inc. (Biotechnology)	(a)	537	169,896
Bristol-Myers Squibb Co. (Pharmaceuticals)		29,341	1,635,467

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cigna Corp. (Health Care Providers & Svs.)		5,557	$ 984,589
CVS Health Corp. (Health Care Providers & Svs.)		29,881	1,772,840
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	8,434	1,590,821
Eli Lilly & Co. (Pharmaceuticals)		1,639	227,362
Gilead Sciences, Inc. (Biotechnology)		47,878	3,579,359
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,085	747,311
Incyte Corp. (Biotechnology)	(a)	2,015	147,559
Johnson & Johnson (Pharmaceuticals)		50,176	6,579,579
McKesson Corp. (Health Care Providers & Svs.)		2,992	404,698
Merck & Co., Inc. (Pharmaceuticals)		44,983	3,460,992
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	165	113,934
Pfizer, Inc. (Pharmaceuticals)		71,111	2,321,063
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	885	432,137
Stryker Corp. (Health Care Equip. & Supplies)		20,998	3,495,957
Teladoc Health, Inc. (Health Care Technology)	(a)	1,487	230,500
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		19,601	4,888,097
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,153	1,702,056
Zoetis, Inc. (Pharmaceuticals)		16,454	1,936,471
			45,147,453
Industrials–5.3%
3M Co. (Industrial Conglomerates)		2,094	285,852
AGCO Corp. (Machinery)		4,610	217,822
Allegion PLC (Building Products)		24,802	2,282,280
AMETEK, Inc. (Electrical Equip.)		8,530	614,331
Boeing Co. / The (Aerospace & Defense)		259	38,627
Canadian Pacific Railway Ltd. (Road & Rail)		591	129,778
Cintas Corp. (Commercial Svs. & Supplies)		7,105	1,230,728
Curtiss-Wright Corp. (Aerospace & Defense)		477	44,080
Delta Air Lines, Inc. (Airlines)		12,068	344,300
EMCOR Group, Inc. (Construction & Engineering)		7,071	433,594
Fluor Corp. (Construction & Engineering)		11,136	76,950
Fortive Corp. (Machinery)		4,110	226,831
GATX Corp. (Trading Companies & Distributors)		14,729	921,446
HEICO Corp. (Aerospace & Defense)		4,177	311,646
Honeywell International, Inc. (Industrial Conglomerates)		20,906	2,797,014
Hubbell, Inc. (Electrical Equip.)		9,115	1,045,855
IDEX Corp. (Machinery)		3,628	501,063
IHS Markit Ltd. (Professional Svs.)		4,214	252,840
Illinois Tool Works, Inc. (Machinery)		418	59,406
Lockheed Martin Corp. (Aerospace & Defense)		6,658	2,256,729
MasTec, Inc. (Construction & Engineering)	(a)	11,501	376,428
Northrop Grumman Corp. (Aerospace & Defense)		1,304	394,525
Oshkosh Corp. (Machinery)		13,978	899,205
PACCAR, Inc. (Machinery)		55,367	3,384,585
Quanta Services, Inc. (Construction & Engineering)		3,204	101,663
Raytheon Co. (Aerospace & Defense)		10,787	1,414,715
Resideo Technologies, Inc. (Building Products)	(a)	5,722	27,694
Robert Half International, Inc. (Professional Svs.)		20,396	769,949
Roper Technologies, Inc. (Industrial Conglomerates)		1,032	321,788
Snap-on, Inc. (Machinery)		3,121	339,627
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	2,474	735,446
Union Pacific Corp. (Road & Rail)		676	95,343
United Parcel Service, Inc. Class B (Air Freight & Logistics)		8,016	748,855
W.W. Grainger, Inc. (Trading Companies & Distributors)		137	34,044
Xylem, Inc. (Machinery)		1,065	69,363
			23,784,402
Information Technology–16.2%
Accenture PLC Class A (IT Svs.)		2,521	411,578
Adobe, Inc. (Software)	(a)	14,395	4,581,065
Amdocs Ltd. (IT Svs.)		1,549	85,148
Analog Devices, Inc. (Semiconductors & Equip.)		468	41,956
Apple, Inc. (Tech. Hardware, Storage & Periph.)		60,410	15,361,659
Applied Materials, Inc. (Semiconductors & Equip.)		4,480	205,274
Automatic Data Processing, Inc. (IT Svs.)		26,011	3,555,183
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		12,399	311,215
Broadcom, Inc. (Semiconductors & Equip.)		287	68,048
CDW Corp. (Electronic Equip., Instr. & Comp.)		553	51,578
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	11,500	754,745

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Cisco Systems, Inc. (Communications Equip.)		27,705	$ 1,089,084
Citrix Systems, Inc. (Software)		3,592	508,448
Cloudflare, Inc. Class A (Software)	(a)	11,631	273,096
DocuSign, Inc. (Software)	(a)	2,982	275,537
Fidelity National Information Services, Inc. (IT Svs.)		843	102,542
Fiserv, Inc. (IT Svs.)	(a)	6,528	620,095
Gartner, Inc. (IT Svs.)	(a)	573	57,054
HP, Inc. (Tech. Hardware, Storage & Periph.)		19,953	346,384
Intel Corp. (Semiconductors & Equip.)		67,513	3,653,804
Intuit, Inc. (Software)		6,230	1,432,900
Jack Henry & Associates, Inc. (IT Svs.)		3,141	487,609
Lam Research Corp. (Semiconductors & Equip.)		5,804	1,392,960
Mastercard, Inc. Class A (IT Svs.)		24,510	5,920,636
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		3,024	146,997
Microsoft Corp. (Software)		113,427	17,888,572
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		25,526	844,400
New Relic, Inc. (Software)	(a)	960	44,390
NVIDIA Corp. (Semiconductors & Equip.)		8,994	2,370,818
Paychex, Inc. (IT Svs.)		25,716	1,618,051
PayPal Holdings, Inc. (IT Svs.)	(a)	10,163	973,006
QUALCOMM, Inc. (Semiconductors & Equip.)		857	57,976
RingCentral, Inc. Class A (Software)	(a)	1,299	275,271
salesforce.com, Inc. (Software)	(a)	8,088	1,164,510
ServiceNow, Inc. (Software)	(a)	4,422	1,267,257
Skyworks Solutions, Inc. (Semiconductors & Equip.)		10,388	928,479
Slack Technologies, Inc. Class A (Software)	(a)	10,061	270,037
Texas Instruments, Inc. (Semiconductors & Equip.)		11,094	1,108,623
Visa, Inc. (IT Svs.)		11,730	1,889,938
Workday, Inc. Class A (Software)	(a)	3,170	412,797
Zoom Video Communications, Inc. Class A (Software)	(a)	1,560	227,947
Zscaler, Inc. (Software)	(a)	4,291	261,150
			73,337,817
Materials–1.2%
Air Products & Chemicals, Inc. (Chemicals)		3,748	748,138
Alcoa Corp. (Metals & Mining)	(a)	25,652	158,016
Domtar Corp. (Paper & Forest Products)		30,926	669,239
Dow, Inc. (Chemicals)		6,417	187,633
Ecolab, Inc. (Chemicals)		2,244	349,683
Linde PLC (Chemicals)		560	96,880
LyondellBasell Industries N.V. Class A (Chemicals)		843	41,838
Mosaic Co. / The (Chemicals)		30,254	327,348
PPG Industries, Inc. (Chemicals)		11,553	965,831
Reliance Steel & Aluminum Co. (Metals & Mining)		5,381	471,322
Sherwin-Williams Co. / The (Chemicals)		2,381	1,094,117
Sonoco Products Co. (Containers & Packaging)		702	32,538
Westrock Co. (Containers & Packaging)		12,269	346,722
			5,489,305
Real Estate–1.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)		2,370	324,832
American Tower Corp. (Equity REIT)		113	24,606
AvalonBay Communities, Inc. (Equity REIT)		2,369	348,646
Boston Properties, Inc. (Equity REIT)		14,882	1,372,567
Digital Realty Trust, Inc. (Equity REIT)		783	108,767
Douglas Emmett, Inc. (Equity REIT)		6,811	207,804
Equity Residential (Equity REIT)		8,986	554,526
Host Hotels & Resorts, Inc. (Equity REIT)		63,607	702,221
Lamar Advertising Co. Class A (Equity REIT)		12,320	631,770
National Retail Properties, Inc. (Equity REIT)		4,615	148,557
Park Hotels & Resorts, Inc. (Equity REIT)		53,370	422,157
Prologis, Inc. (Equity REIT)		19,631	1,577,743
QTS Realty Trust, Inc. Class A (Equity REIT)		941	54,587
Realty Income Corp. (Equity REIT)		4,342	216,492
RLJ Lodging Trust (Equity REIT)		37,278	287,786
Simon Property Group, Inc. (Equity REIT)		1,664	91,287
Ventas, Inc. (Equity REIT)		1,180	31,624
Welltower, Inc. (Equity REIT)		7,366	337,215
			7,443,187

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities–2.3%
Ameren Corp. (Multi-Utilities)	15,389	$ 1,120,781
American Water Works Co., Inc. (Water Utilities)	9,723	1,162,482
CMS Energy Corp. (Multi-Utilities)	6,236	366,365
Consolidated Edison, Inc. (Multi-Utilities)	3,648	284,544
DTE Energy Co. (Multi-Utilities)	20,970	1,991,521
Eversource Energy (Electric Utilities)	31,400	2,455,794
NextEra Energy, Inc. (Electric Utilities)	6,414	1,543,337
Pinnacle West Capital Corp. (Electric Utilities)	5,060	383,497
Southwest Gas Holdings, Inc. (Gas Utilities)	6,333	440,523
Xcel Energy, Inc. (Electric Utilities)	10,795	650,939
		10,399,783
Total Common Stocks (Cost $319,960,028)		$287,217,510

Corporate Bonds–31.6%		Rate	Maturity	Face Amount	Value
Communication Services–1.8%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	$ 1,000,000	$ 1,034,302
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	1,000,000	1,122,308
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	2,110,655
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	1,400,000	1,448,210
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	168,424
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,203,766
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	1,170,745
					8,258,410
Consumer Discretionary–1.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,198,510
Aptiv PLC (Auto Components)		4.350%	03/15/2029	150,000	141,735
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	200,000	202,809
Expedia Group, Inc. (Internet & Direct Marketing Retail)		3.250%	02/15/2030	1,000,000	815,168
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,801,340
KB Home (Household Durables)		4.800%	11/15/2029	200,000	168,000
Lear Corp. (Auto Components)		3.500%	05/30/2030	1,000,000	866,785
Target Corp. (Multiline Retail)		2.350%	02/15/2030	2,000,000	2,014,079
					7,208,426
Consumer Staples–2.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,089,229
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	950,883
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,019,773
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,158,622
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,924,049
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	1,000,000	1,019,821
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	1,054,458
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	700,000	737,091
					10,953,926
Energy–2.7%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	1,000,000	534,657
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	917,021
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,015,428
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	103,070
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	1,000,000	848,837
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	2,718,000	1,684,959
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	827,892
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	97,860
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	100,000	72,370
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	118,861
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	77,621
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	963,950
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	108,092
MPLX LP (Oil, Gas & Consumable Fuels)	(b)	6.375%	05/01/2024	1,000,000	950,386
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	03/31/2022	200,000	136,000
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,681,150
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	845,704
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	109,000	104,301
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	916,814
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	88,330
					12,093,303

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–9.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	$ 1,000,000	$ 829,996
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	856,915
American International Group, Inc. (Insurance)		3.875%	01/15/2035	150,000	147,042
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,072,183
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	194,261
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	200,000	204,988
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	107,144
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	2,000,000	1,995,196
Capital One Bank U.S.A. NA (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	3,500,000	3,169,529
CIT Bank NA (Rate is fixed until 09/27/2024, at which point, the rate becomes SOFR + 172) (Banks)	(c)	2.969%	09/27/2025	1,000,000	843,230
Citigroup, Inc. (Rate is fixed until 07/24/2027, at which point, the rate becomes QL + 139) (Banks)	(c)	3.668%	07/24/2028	1,000,000	1,036,200
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	990,813
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	200,000	196,074
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	958,067
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	254,552
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	197,092
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	100,000	97,515
Ford Motor Credit Co. LLC (Consumer Finance)		3.087%	01/09/2023	2,000,000	1,800,000
General Motors Financial Co., Inc. (Consumer Finance)		4.200%	03/01/2021	1,500,000	1,443,600
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	95,491
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	1,035,331
Goldman Sachs Group, Inc. / The (Rate is fixed until 06/05/2027, at which point, the rate becomes QL + 151) (Capital Markets)	(c)	3.691%	06/05/2028	1,000,000	1,027,650
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	198,139
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	1,060,353
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	102,163
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,041,853
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	3,000,000	2,935,693
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	1,000,000	1,032,167
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	200,000	209,359
PNC Bank NA (Banks)		4.050%	07/26/2028	1,950,000	2,116,693
Principal Financial Group, Inc. (Rate is fixed until 05/15/2020, at which point, the rate becomes QL + 304) (Insurance)	(c)	4.700%	05/15/2055	4,250,000	3,740,000
Prudential Financial, Inc. (Rate is fixed until 09/15/2022, at which point, the rate becomes QL + 418) (Insurance)	(c)	5.875%	09/15/2042	4,000,000	3,880,000
Royal Bank of Scotland Group PLC (Rate is fixed until 11/01/2024, at which point, the rate becomes H15T5Y + 210) (Banks)	(c)	3.754%	11/01/2029	800,000	739,905
S&P Global, Inc. (Capital Markets)		4.000%	06/15/2025	150,000	157,385
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	962,822
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	1,000,000	1,013,006
Teachers Insurance & Annuity Association of America (Insurance)	(b)	4.270%	05/15/2047	100,000	96,127
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	3,000,000	2,873,836
Volkswagen Group of America Finance LLC (Consumer Finance)	(b)	4.625%	11/13/2025	200,000	206,369
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,543,925
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,439,173
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	202,853
					44,104,690
Health Care–2.9%
AbbVie, Inc. (Biotechnology)	(b)	3.200%	11/21/2029	1,000,000	1,020,173
AbbVie, Inc. (Biotechnology)	(b)	4.250%	11/21/2049	2,000,000	2,157,338
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.875%	05/15/2024	3,000,000	3,048,398
Bristol-Myers Squibb Co. (Pharmaceuticals)	(b)	3.875%	08/15/2025	150,000	162,747
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	2,250,000	2,367,938
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	2,097,943
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	2,253,045
					13,107,582
Industrials–1.9%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	835,379
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,525,337
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,385,254
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	121,216
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,067,868
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	117,689

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	$ 100,000	$ 101,792
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	103,855
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	103,233
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	970,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	99,970
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	200,000	213,385
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,864,432
					8,509,410
Information Technology–1.1%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.200%	09/11/2029	2,000,000	2,052,260
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	157,782
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	122,090
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	131,485
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	2,458,936
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	100,000	99,654
					5,022,207
Materials–1.4%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	94,096
Cemex S.A.B de C.V. (Construction Materials)	(b)	5.450%	11/19/2029	400,000	324,600
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	1,968,761
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	941,210
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	852,737
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	100,000	105,915
Steel Dynamics, Inc. (Metals & Mining)		2.800%	12/15/2024	1,000,000	931,710
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	1,000,000	1,002,951
					6,221,980
Real Estate–1.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,024,155
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	1,935,630
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	700,000	694,253
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	104,521
Healthpeak Properties, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	102,196
Highwoods Realty LP (Equity REIT)		4.200%	04/15/2029	1,000,000	1,023,559
Highwoods Realty LP (Equity REIT)		3.050%	02/15/2030	1,000,000	904,097
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	950,890
					6,739,301
Utilities–4.5%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,012,128
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	1,032,476
Alabama Power Co. (Electric Utilities)		3.450%	10/01/2049	2,000,000	2,035,187
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	972,431
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	997,630
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	108,934
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	100,000	103,444
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,400,533
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	1,150,164
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,116,439
Consolidated Edison Co. of New York, Inc. (Multi-Utilities)		3.850%	06/15/2046	2,000,000	1,981,021
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,437,924
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	1,010,610
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	800,000	792,304
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	199,893
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	2,074,810
Jersey Central Power & Light Co. (Electric Utilities)	(b)	4.300%	01/15/2026	100,000	106,906
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.100%	09/15/2049	1,000,000	971,408
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	1,041,123
					20,545,365
Total Corporate Bonds (Cost $150,683,323)					$142,764,600

U.S. Treasury Obligations–1.0%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	3.000%	10/31/2025	$ 2,000,000	$ 2,280,078
U.S. Treasury Note	1.500%	02/15/2030	2,000,000	2,156,094
Total U.S. Treasury Obligations (Cost $4,264,732)				$4,436,172

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Asset-Backed Securities–0.3%	Rate	Maturity	Face Amount	Value
Industrials–0.3%
American Airlines 2015-1 Class B Pass Through Trust	3.700%	05/01/2023	$ 119,565	$ 107,099
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	165,741	134,252
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	1,000,000	899,454
Total Asset-Backed Securities (Cost $1,285,327)				$1,140,805

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	10,603	$ 40,291
Total Rights (Cost $22,585)			$40,291

Money Market Funds–3.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(d)	16,386,667	$ 16,371,919
Total Money Market Funds (Cost $16,379,256)			$16,371,919
Total Investments – 100.1% (Cost $492,595,251)	(e)		$451,971,297
Liabilities in Excess of Other Assets – (0.1)%	(f)		(633,860)
Net Assets – 100.0%			$451,337,437

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.370% at 03/31/2020
QL:	Quarterly U.S. LIBOR Rate, 1.451% at 03/31/2020
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2020
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.093% at 03/31/2020
USSW5:	USD Swap Semi 30/360 5 Year, 0.524% at 03/31/2020

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2020, the value of these securities totaled $6,300,339, or 1.4% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2020.
(d)	Rate represents the seven-day yield at March 31, 2020.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $1,080,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	90	June 19, 2020	$10,811,067	$11,563,650	$752,583	$(207,333)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON International Equity Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–93.9%		Shares	Value
Japan–23.8%
ABC-Mart, Inc. (Consumer Discretionary)	(a)	1,600	$ 80,077
Advantest Corp. (Information Technology)	(a)	10,300	410,249
Aeon Co. Ltd. (Consumer Staples)	(a)	11,800	261,418
Aeon Mall Co. Ltd. (Real Estate)	(a)	3,000	37,864
AGC, Inc. (Industrials)	(a)	5,200	126,711
Alfresa Holdings Corp. (Health Care)	(a)	41,400	770,517
Alps Alpine Co. Ltd. (Information Technology)	(a)	1,700	16,381
Amada Holdings Co. Ltd. (Industrials)	(a)	141,700	1,110,632
Amano Corp. (Information Technology)	(a)	800	17,578
Asahi Group Holdings Ltd. (Consumer Staples)	(a)	4,800	155,727
Asahi Kasei Corp. (Materials)	(a)	13,700	95,993
Azbil Corp. (Information Technology)	(a)	2,300	59,437
Bridgestone Corp. (Consumer Discretionary)	(a)	21,200	648,945
Calbee, Inc. (Consumer Staples)	(a)	700	18,891
Canon, Inc. (Information Technology)	(a)	55,800	1,212,586
Central Japan Railway Co. (Industrials)	(a)	3,000	480,814
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	14,900	1,723,867
Citizen Watch Co. Ltd. (Information Technology)	(a)	27,300	96,321
COMSYS Holdings Corp. (Industrials)	(a)	2,100	53,780
Daicel Corp. (Materials)	(a)	9,500	69,113
Dai-ichi Life Holdings, Inc. (Financials)	(a)	208,900	2,480,715
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	6,100	418,927
Daikin Industries Ltd. (Industrials)	(a)	7,500	905,355
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	8,700	807,912
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	41,419	1,023,352
Daiwa Securities Group, Inc. (Financials)	(a)	17,600	68,012
Denka Co. Ltd. (Materials)	(a)	24,400	510,491
Denso Corp. (Consumer Discretionary)	(a)	83,000	2,652,219
Dentsu Group, Inc. (Communication Services)	(a)	12,600	243,457
DIC Corp. (Materials)	(a)	49,100	1,082,116
Dip Corp. (Communication Services)	(a)	17,300	277,861
East Japan Railway Co. (Industrials)	(a)	26,800	2,027,965
Eisai Co. Ltd. (Health Care)	(a)	1,700	124,351
Electric Power Development Co. Ltd. (Utilities)	(a)	25,600	513,068
FANUC Corp. (Industrials)	(a)	2,400	320,702
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	3,800	1,550,559
Fuji Media Holdings, Inc. (Communication Services)	(a)	74,400	738,982
Fuji Seal International, Inc. (Materials)	(a)	23,700	417,575
Fujikura Ltd. (Industrials)	(a)	27,100	77,720
Furukawa Electric Co. Ltd. (Industrials)	(a)	1,200	21,622
Glory Ltd. (Industrials)	(a)	7,700	176,919
H2O Retailing Corp. (Consumer Discretionary)	(a)	4,900	35,735
Hankyu Hanshin Holdings, Inc. (Industrials)	(a)	1,500	50,393
Hirose Electric Co. Ltd. (Information Technology)	(a)	500	51,546
Hitachi Transport System Ltd. (Industrials)	(a)	2,100	45,542
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	11,600	259,567
Horiba Ltd. (Information Technology)	(a)	700	34,574
Hoshizaki Corp. (Industrials)	(a)	400	29,921
House Foods Group, Inc. (Consumer Staples)	(a)	500	16,270
Hulic Co. Ltd. (Real Estate)	(a)	13,900	140,669
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	17,800	117,798
Izumi Co. Ltd. (Consumer Discretionary)	(a)	20,900	575,696
Japan Post Holdings Co. Ltd. (Financials)	(a)	8,300	64,928
Japan Retail Fund Investment Corp. (Real Estate)	(a)	37	42,061
Japan Tobacco, Inc. (Consumer Staples)	(a)	32,000	591,894
JFE Holdings, Inc. (Materials)	(a)	18,500	119,881
JTEKT Corp. (Consumer Discretionary)	(a)	48,000	324,191
JXTG Holdings, Inc. (Energy)	(a)	348,300	1,186,792
Kajima Corp. (Industrials)	(a)	15,400	157,411
Kakaku.com, Inc. (Communication Services)	(a)	12,400	226,789
Kaneka Corp. (Materials)	(a)	36,500	869,849
Kansai Paint Co. Ltd. (Materials)	(a)	900	17,071
Kao Corp. (Consumer Staples)	(a)	46,710	3,805,381
Kawasaki Heavy Industries Ltd. (Industrials)	(a)	33,700	484,871
KDDI Corp. (Communication Services)	(a)	85,000	2,510,780
Kewpie Corp. (Consumer Staples)	(a)	2,600	52,038
Keyence Corp. (Information Technology)	(a)	6,100	1,961,226
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	26,700	527,331
Common Stocks (Continued)		Shares	Value
Japan (continued)
Kobe Steel Ltd. (Materials)	(a)	11,500	$ 35,371
Koito Manufacturing Co. Ltd. (Consumer Discretionary)	(a)	4,600	154,648
Komatsu Ltd. (Industrials)	(a)	25,800	417,532
Konami Holdings Corp. (Communication Services)	(a)	1,700	52,143
Konica Minolta, Inc. (Information Technology)	(a)	329,100	1,325,899
Kubota Corp. (Industrials)	(a)	6,000	76,314
Kyowa Exeo Corp. (Industrials)	(a)	6,500	144,140
Kyushu Electric Power Co., Inc. (Utilities)	(a)	13,600	109,076
Lasertec Corp. (Information Technology)	(a)	1,500	69,554
M3, Inc. (Health Care)	(a)	7,000	206,480
Marubeni Corp. (Industrials)	(a)	66,500	330,044
Maruha Nichiro Corp. (Consumer Staples)	(a)	3,700	77,209
Maruichi Steel Tube Ltd. (Materials)	(a)	1,500	35,925
MEIJI Holdings Co. Ltd. (Consumer Staples)	(a)	3,700	262,205
Mitsubishi Electric Corp. (Industrials)	(a)	12,200	149,038
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	25,800	381,044
Mitsubishi Materials Corp. (Materials)	(a)	52,800	1,079,395
Mitsubishi Motors Corp. (Consumer Discretionary)	(a)	5,700	16,060
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	471,800	1,765,265
Mitsui & Co. Ltd. (Industrials)	(a)	5,700	79,137
Mitsui Chemicals, Inc. (Materials)	(a)	78,200	1,471,892
Mitsui Mining & Smelting Co. Ltd. (Materials)	(a)	3,500	58,121
Mizuho Financial Group, Inc. (Financials)	(a)	854,800	980,694
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	3,000	83,703
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	3,700	183,944
Nankai Electric Railway Co. Ltd. (Industrials)	(a)	800	18,173
NGK Spark Plug Co. Ltd. (Consumer Discretionary)	(a)	3,600	50,462
Nifco, Inc. (Consumer Discretionary)	(a)	3,500	62,694
Nihon Kohden Corp. (Health Care)	(a)	5,900	222,815
Nikon Corp. (Consumer Discretionary)	(a)	28,100	257,909
Nintendo Co. Ltd. (Communication Services)	(a)	4,900	1,904,402
Nippon Electric Glass Co. Ltd. (Information Technology)	(a)	65,000	865,606
Nippon Paper Industries Co. Ltd. (Materials)	(a)	2,300	32,701
Nippon Shinyaku Co. Ltd. (Health Care)	(a)	300	23,492
Nippon Shokubai Co. Ltd. (Materials)	(a)	13,400	611,623
Nippon Steel Corp. (Materials)	(a)	1,900	16,196
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	9,100	217,641
Nissan Motor Co. Ltd. (Consumer Discretionary)	(a)	29,300	98,029
Nisshin Seifun Group, Inc. (Consumer Staples)	(a)	4,200	70,066
Nitori Holdings Co. Ltd. (Consumer Discretionary)	(a)	3,300	445,965
Nitto Denko Corp. (Materials)	(a)	8,200	364,236
Nomura Real Estate Master Fund, Inc. (Real Estate)	(a)	26	33,070
Nomura Research Institute Ltd. (Information Technology)	(a)	6,800	143,635
NSK Ltd. (Industrials)	(a)	14,500	92,295
NTN Corp. (Industrials)	(a)	46,300	80,007
NTT Data Corp. (Information Technology)	(a)	76,100	728,471
NTT DOCOMO, Inc. (Communication Services)	(a)	46,300	1,447,943
Odakyu Electric Railway Co. Ltd. (Industrials)	(a)	1,200	26,353
ORIX Corp. (Financials)	(a)	22,300	266,054
Otsuka Holdings Co. Ltd. (Health Care)	(a)	3,300	128,761
Panasonic Corp. (Consumer Discretionary)	(a)	18,400	139,295
PeptiDream, Inc. (Health Care)	(a)(b)	2,900	100,946
Pola Orbis Holdings, Inc. (Consumer Staples)	(a)	75,800	1,393,540
Recruit Holdings Co. Ltd. (Industrials)	(a)	46,800	1,208,903
Resona Holdings, Inc. (Financials)	(a)	329,500	987,942
Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	(a)	14,100	156,800
Sankyu, Inc. (Industrials)	(a)	500	18,630

(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Japan (continued)
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	2,400	$ 41,188
Sanwa Holdings Corp. (Industrials)	(a)	74,600	579,344
SCSK Corp. (Information Technology)	(a)	400	17,697
Secom Co. Ltd. (Industrials)	(a)	13,800	1,141,373
Sega Sammy Holdings, Inc. (Consumer Discretionary)	(a)	1,400	16,985
Seiko Epson Corp. (Information Technology)	(a)	18,700	201,267
Seino Holdings Co. Ltd. (Industrials)	(a)	2,600	28,228
Sekisui Chemical Co. Ltd. (Consumer Discretionary)	(a)	4,000	52,696
Sekisui House Ltd. (Consumer Discretionary)	(a)	15,500	255,627
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	47,700	1,575,287
Seven Bank Ltd. (Financials)	(a)	47,000	121,299
Shimadzu Corp. (Information Technology)	(a)	9,200	240,104
Shimano, Inc. (Consumer Discretionary)	(a)	400	57,045
Shimizu Corp. (Industrials)	(a)	4,800	37,353
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	1,600	157,260
Shionogi & Co. Ltd. (Health Care)	(a)	44,000	2,167,417
SMC Corp. (Industrials)	(a)	2,200	922,336
Softbank Corp. (Communication Services)	(a)	26,000	331,206
SoftBank Group Corp. (Communication Services)	(a)	23,400	828,416
Sompo Holdings, Inc. (Financials)	(a)	6,300	194,191
Sony Corp. (Consumer Discretionary)	(a)	16,500	977,353
Sumitomo Bakelite Co. Ltd. (Materials)	(a)	800	16,828
Sumitomo Chemical Co. Ltd. (Materials)	(a)	92,300	272,696
Sumitomo Corp. (Industrials)	(a)	23,600	269,140
Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	(a)	8,000	102,140
Sumitomo Heavy Industries Ltd. (Industrials)	(a)	43,100	771,123
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	147,000	3,571,127
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	32,100	922,238
Sumitomo Realty & Development Co. Ltd. (Real Estate)	(a)	4,900	119,647
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	4,900	46,025
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	35,700	1,349,064
Sysmex Corp. (Health Care)	(a)	400	28,950
T&D Holdings, Inc. (Financials)	(a)	7,500	60,800
Taisei Corp. (Industrials)	(a)	1,500	45,747
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	80,600	2,454,116
Teijin Ltd. (Materials)	(a)	14,000	236,810
Tohoku Electric Power Co., Inc. (Utilities)	(a)	3,900	37,490
Tokio Marine Holdings, Inc. (Financials)	(a)	8,600	393,489
Tokyo Electron Ltd. (Information Technology)	(a)	3,700	689,582
Tokyo Gas Co. Ltd. (Utilities)	(a)	13,300	313,391
Topcon Corp. (Information Technology)	(a)	26,700	195,982
Toray Industries, Inc. (Materials)	(a)	11,000	47,614
Tosoh Corp. (Materials)	(a)	3,100	35,033
Toyota Motor Corp. (Consumer Discretionary)	(a)	35,100	2,115,298
Toyota Tsusho Corp. (Industrials)	(a)	4,900	114,461
Trend Micro, Inc. (Information Technology)	(a)	31,100	1,535,787
Ube Industries Ltd. (Materials)	(a)	71,700	1,093,762
Ulvac, Inc. (Information Technology)	(a)	1,100	26,044
Unicharm Corp. (Consumer Staples)	(a)	500	18,717
Welcia Holdings Co. Ltd. (Consumer Staples)	(a)	600	42,037
West Japan Railway Co. (Industrials)	(a)	1,900	129,950
Yamaha Corp. (Consumer Discretionary)	(a)	9,900	383,679
Yamaha Motor Co. Ltd. (Consumer Discretionary)	(a)	11,800	141,894
Yamato Holdings Co. Ltd. (Industrials)	(a)	2,300	35,928
Yamato Kogyo Co. Ltd. (Materials)	(a)	1,200	20,553
Yaskawa Electric Corp. (Industrials)	(a)	3,300	89,729
Yokogawa Electric Corp. (Information Technology)	(a)	40,800	488,081
Zenkoku Hosho Co. Ltd. (Financials)	(a)	500	15,732
			88,120,830
Common Stocks (Continued)		Shares	Value
United Kingdom–13.2%
AstraZeneca PLC (Health Care)	(a)	48,251	$ 4,299,111
Auto Trader Group PLC (Communication Services)	(a)	58,530	316,284
Bellway PLC (Consumer Discretionary)	(a)	3,570	94,576
BP PLC (Energy)	(a)	199,042	816,260
British American Tobacco PLC (Consumer Staples)	(a)	110,422	3,761,555
British Land Co. PLC / The (Real Estate)	(a)	4,382	18,274
Compass Group PLC (Consumer Discretionary)	(a)	146,431	2,281,410
Diageo PLC (Consumer Staples)	(a)	63,459	2,012,255
Ferguson PLC (Industrials)	(a)	12,378	765,362
GlaxoSmithKline PLC (Health Care)	(a)	272,670	5,116,424
Howden Joinery Group PLC (Industrials)	(a)	170,963	1,075,474
HSBC Holdings PLC (Financials)	(a)	304,078	1,707,024
IG Group Holdings PLC (Financials)	(a)	3,997	34,296
Informa PLC (Communication Services)	(a)	363,106	1,977,733
John Wood Group PLC (Energy)	(a)	79,202	150,709
London Stock Exchange Group PLC (Financials)	(a)	12,832	1,147,897
Moneysupermarket.com Group PLC (Consumer Discretionary)	(a)	304,658	1,132,130
National Grid PLC (Utilities)	(a)	9,289	108,535
Pearson PLC (Communication Services)	(a)	51,376	351,723
Prudential PLC (Financials)	(a)	225,139	2,820,955
Redrow PLC (Consumer Discretionary)	(a)	2,402	10,648
RELX PLC (Industrials)	(a)	133,357	2,846,162
Rightmove PLC (Communication Services)	(a)	368,871	2,224,647
Rio Tinto Ltd. (Materials)	(a)	19,387	998,808
Rio Tinto PLC (Materials)	(a)	8,273	379,253
Royal Bank of Scotland Group PLC (Financials)	(a)	10,301	14,204
RSA Insurance Group PLC (Financials)	(a)	32,679	170,532
Smith & Nephew PLC (Health Care)	(a)	86,610	1,525,766
Smiths Group PLC (Industrials)	(a)	24,897	375,377
Spirax-Sarco Engineering PLC (Industrials)	(a)	2,416	242,549
Standard Chartered PLC (Financials)	(a)	149,955	829,070
Subsea 7 SA (Energy)	(a)	53,047	250,559
Tesco PLC (Consumer Staples)	(a)	244,952	691,751
Unilever N.V. (Consumer Staples)	(a)	35,431	1,741,477
Unilever PLC (Consumer Staples)	(a)	61,285	3,090,614
Vistry Group PLC (Consumer Discretionary)	(a)	2,727	19,438
Vodafone Group PLC (Communication Services)	(a)	1,340,747	1,854,848
Wm Morrison Supermarkets PLC (Consumer Staples)	(a)	781,531	1,707,373
			48,961,063
France–9.9%
Airbus SE (Industrials)	(a)	14,429	930,408
AXA SA (Financials)	(a)	6,750	114,291
BNP Paribas SA (Financials)	(a)	19,937	582,065
Bureau Veritas SA (Industrials)	(a)	32,816	618,545
Capgemini SE (Information Technology)	(a)	1,425	119,076
Carrefour SA (Consumer Staples)	(a)	8,777	139,153
Christian Dior SE (Consumer Discretionary)	(a)	77	26,839
Cie de Saint-Gobain (Industrials)	(a)	3,321	79,689
CNP Assurances (Financials)	(a)	23,827	230,707
Covivio (Real Estate)	(a)	244	13,703
Credit Agricole SA (Financials)	(a)	134,449	951,346
Danone SA (Consumer Staples)	(a)	931	59,582
Dassault Systemes SE (Information Technology)	(a)	15,300	2,233,662
Eiffage SA (Industrials)	(a)	3,617	256,747
Engie SA (Utilities)	(a)	230,223	2,357,586
EssilorLuxottica SA (Consumer Discretionary)	(a)	12,961	1,372,241
Imerys SA (Materials)	(a)	16,005	397,238
Kering SA (Consumer Discretionary)	(a)	275	143,388
Legrand SA (Industrials)	(a)	1,315	83,873
L'Oreal SA (Consumer Staples)	(a)	14,589	3,775,788
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	12,108	4,440,622
Orange SA (Communication Services)	(a)	63,428	767,952
Pernod Ricard SA (Consumer Staples)	(a)	13,810	1,960,138

(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
France (continued)
Peugeot SA (Consumer Discretionary)	(a)	76,568	$ 996,860
Publicis Groupe SA (Communication Services)	(a)	30,671	876,544
Rexel SA (Industrials)	(a)	257,994	1,899,703
Safran SA (Industrials)	(a)	20,530	1,818,898
Sanofi (Health Care)	(a)	17,996	1,558,000
Sartorius Stedim Biotech (Health Care)	(a)	855	170,619
Schneider Electric SE (Industrials)	(a)	29,186	2,466,884
SCOR SE (Financials)	(a)	9,959	219,110
Sopra Steria Group (Information Technology)	(a)	305	33,362
TOTAL SA (Energy)	(a)	15,277	575,619
Unibail-Rodamco-Westfield (Real Estate)	(a)	13,108	751,435
Vinci SA (Industrials)	(a)	45,050	3,681,001
Wendel SE (Financials)	(a)	338	26,822
			36,729,496
Switzerland–9.8%
Alcon, Inc. (Health Care)	(a)(b)	5,329	273,008
Barry Callebaut AG (Consumer Staples)	(a)	114	228,177
Bucher Industries AG (Industrials)	(a)	1,885	496,839
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	792	42,335
Credit Suisse Group AG (Financials)	(a)	2,204	17,789
Geberit AG (Industrials)	(a)	2,094	917,548
Givaudan SA (Materials)	(a)	92	283,082
Logitech International SA (Information Technology)	(a)	35,765	1,531,723
Lonza Group AG (Health Care)	(a)	2,302	946,867
Nestle SA (Consumer Staples)	(a)	117,005	11,977,543
Novartis AG (Health Care)	(a)	80,065	6,605,265
PSP Swiss Property AG (Real Estate)	(a)	4,759	595,109
Roche Holding AG (Health Care)	(a)	21,609	6,952,520
Sika AG (Materials)	(a)	15,909	2,612,460
STMicroelectronics N.V. (STM FP)(Information Technology)	(a)	2,887	62,061
STMicroelectronics N.V. (STM IM)(Information Technology)	(a)	1,049	22,249
Straumann Holding AG (Health Care)	(a)	141	103,086
Sunrise Communications Group AG (Communication Services)	(a)	6,793	544,474
Swiss Life Holding AG (Financials)	(a)	177	59,409
Swiss Re AG (Financials)	(a)	6,338	488,019
Swisscom AG (Communication Services)	(a)	2,270	1,215,541
UBS Group AG (Financials)	(a)	16,510	151,332
VAT Group AG (Industrials)	(a)	269	36,676
Vifor Pharma AG (Health Care)	(a)	850	116,287
			36,279,399
Germany–7.7%
adidas AG (Consumer Discretionary)	(a)	8,765	1,946,069
Allianz SE (Financials)	(a)	22,110	3,765,276
BASF SE (Materials)	(a)	54,666	2,555,194
Bayer AG (Health Care)	(a)	18,360	1,051,999
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	3,951	201,695
Brenntag AG (Industrials)	(a)	9,172	333,238
CANCOM SE (Information Technology)	(a)	197	8,281
Carl Zeiss Meditec AG (Health Care)	(a)	5,322	506,763
CompuGroup Medical SE (Health Care)	(a)	8,972	544,295
Deutsche Boerse AG (Financials)	(a)	5,801	796,964
Deutsche Pfandbriefbank AG (Financials)	(a)	14,793	111,674
Deutsche Post AG (Industrials)	(a)	116,600	3,125,881
Deutsche Wohnen SE (Real Estate)	(a)	5,081	192,563
DWS Group GmbH & Co. KGaA (Financials)	(a)	15,395	373,768
GEA Group AG (Industrials)	(a)	1,190	24,583
GRENKE AG (Financials)	(a)	920	53,016
HOCHTIEF AG (Industrials)	(a)	496	32,567
LEG Immobilien AG (Real Estate)	(a)	2,701	302,883
Merck KGaA (Health Care)	(a)	31,270	3,157,083
MTU Aero Engines AG (Industrials)	(a)	947	136,933
Common Stocks (Continued)		Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	216	$ 43,431
Nemetschek SE (Information Technology)	(a)	4,719	230,040
Rational AG (Industrials)	(a)	187	98,896
Rheinmetall AG (Industrials)	(a)	1,218	84,647
SAP SE (Information Technology)	(a)	48,412	5,405,099
Siemens AG (Industrials)	(a)	16,131	1,350,729
Stroeer SE & Co. KGaA (Communication Services)	(a)	9,256	475,619
Symrise AG (Materials)	(a)	2,558	236,638
TAG Immobilien AG (Real Estate)	(a)	72,805	1,431,818
Zalando SE (Consumer Discretionary)	(a)(b)	672	25,328
			28,602,970
Australia–6.0%
AGL Energy Ltd. (Utilities)	(a)	24,472	256,108
Ansell Ltd. (Health Care)	(a)	5,901	97,720
APA Group (Utilities)	(a)	115,939	735,721
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	155,444	2,014,186
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	80,787	847,245
Bendigo & Adelaide Bank Ltd. (Financials)	(a)	150,786	579,299
BHP Group Ltd. (Materials)	(a)	166,848	3,026,841
BHP Group PLC (Materials)	(a)	15,436	239,561
Brambles Ltd. (Industrials)	(a)	122,590	792,390
Coca-Cola Amatil Ltd. (Consumer Staples)	(a)	28,603	154,378
Cochlear Ltd. (Health Care)	(a)	8,454	963,513
Coles Group Ltd. (Consumer Staples)	(a)	18,600	173,222
Commonwealth Bank of Australia (Financials)	(a)	6,315	238,265
Computershare Ltd. (Information Technology)	(a)	153,485	918,811
CSL Ltd. (Health Care)	(a)	13,933	2,525,657
Evolution Mining Ltd. (Materials)	(a)	18,708	43,723
IDP Education Ltd. (Consumer Discretionary)	(a)	33,912	264,424
IGO Ltd. (Materials)	(a)	9,473	24,336
Macquarie Group Ltd. (Financials)	(a)	24,055	1,281,119
National Australia Bank Ltd. (Financials)	(a)	58,354	598,588
Northern Star Resources Ltd. (Materials)	(a)	21,594	139,886
Oil Search Ltd. (Energy)	(a)	59,413	86,164
Orica Ltd. (Materials)	(a)	63,165	591,301
Origin Energy Ltd. (Energy)	(a)	14,871	39,962
OZ Minerals Ltd. (Materials)	(a)	11,186	49,902
Perpetual Ltd. (Financials)	(a)	3,656	55,726
Scentre Group (Real Estate)	(a)	798,122	764,461
SEEK Ltd. (Industrials)	(a)	2,114	19,318
Sonic Healthcare Ltd. (Health Care)	(a)	115,724	1,739,311
South32 Ltd. (Materials)	(a)	169,200	186,781
Spark Infrastructure Group (Utilities)	(a)	57,930	69,954
Stockland (Real Estate)	(a)	16,687	25,660
Transurban Group (Industrials)	(a)	9,330	69,496
Treasury Wine Estates Ltd. (Consumer Staples)	(a)	84,107	522,184
Westpac Banking Corp. (Financials)	(a)	68,984	708,521
Woodside Petroleum Ltd. (Energy)	(a)	60,412	670,360
Woolworths Group Ltd. (Consumer Staples)	(a)	31,213	678,769
Worley Ltd. (Energy)	(a)	22,715	84,292
			22,277,155
Netherlands–4.6%
ABN AMRO Bank N.V. (Financials)	(a)	6,289	51,034
Akzo Nobel N.V. (Materials)	(a)	16,670	1,096,363
ASM International N.V. (Information Technology)	(a)	3,988	405,746
ASML Holding N.V. (Information Technology)	(a)	22,061	5,815,601
Euronext N.V. (Financials)	(a)	1,092	80,407
EXOR N.V. (Financials)	(a)	3,542	182,552
ING Groep N.V. (Financials)	(a)	248,243	1,272,020
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	26,381	614,586
Koninklijke DSM N.V. (Materials)	(a)	494	55,569
Koninklijke KPN N.V. (Communication Services)	(a)	121,980	291,704
NN Group N.V. (Financials)	(a)	57,543	1,563,774
Royal Dutch Shell PLC Class A (Energy)	(a)	173,627	3,016,539

(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC Class B (Energy)	(a)	89,208	$ 1,496,380
Signify N.V. (Industrials)	(a)	7,548	146,282
Wolters Kluwer N.V. (Industrials)	(a)	14,429	1,023,175
			17,111,732
Hong Kong–3.4%
AIA Group Ltd. (Financials)	(a)	313,600	2,808,173
ASM Pacific Technology Ltd. (Information Technology)	(a)	3,100	28,744
BOC Hong Kong Holdings Ltd. (Financials)	(a)	214,000	587,434
Champion REIT (Real Estate)	(a)	510,000	306,276
CK Asset Holdings Ltd. (Real Estate)	(a)	51,000	276,710
CK Hutchison Holdings Ltd. (Industrials)	(a)	180,500	1,203,061
CK Infrastructure Holdings Ltd. (Utilities)	(a)	36,000	190,580
CLP Holdings Ltd. (Utilities)	(a)	232,000	2,125,121
Hang Seng Bank Ltd. (Financials)	(a)	4,500	76,668
Henderson Land Development Co. Ltd. (Real Estate)	(a)	18,000	68,128
HKT Trust & HKT Ltd. (Communication Services)	(a)	324,000	440,655
Hong Kong Exchanges & Clearing Ltd. (Financials)	(a)	31,100	931,734
Hysan Development Co. Ltd. (Real Estate)	(a)	38,000	122,717
Jardine Matheson Holdings Ltd. (Industrials)	(a)	600	30,199
Kerry Properties Ltd. (Real Estate)	(a)	34,500	90,217
Link REIT (Real Estate)	(a)	3,800	32,028
MTR Corp. Ltd. (Industrials)	(a)	13,500	69,439
NWS Holdings Ltd. (Industrials)	(a)	393,000	400,501
PCCW Ltd. (Communication Services)	(a)	69,000	37,837
Sino Land Co. Ltd. (Real Estate)	(a)	86,000	108,236
Swire Pacific Ltd. Class A (Real Estate)	(a)	283,000	1,801,496
Swire Properties Ltd. (Real Estate)	(a)	255,600	714,081
Techtronic Industries Co. Ltd. (Industrials)	(a)	6,000	38,100
Wharf Real Estate Investment Co. Ltd. (Real Estate)	(a)	17,000	69,342
Xinyi Glass Holdings Ltd. (Consumer Discretionary)	(a)	22,000	25,121
			12,582,598
Sweden–2.6%
Assa Abloy AB Class B (Industrials)	(a)	28,402	530,228
Boliden AB (Materials)	(a)	6,035	108,267
Castellum AB (Real Estate)	(a)	6,756	113,909
Essity AB Class B (Consumer Staples)	(a)	17,280	529,348
Fabege AB (Real Estate)	(a)	16,574	211,459
Industrivarden AB (Financials)	(a)	1,171	22,422
Indutrade AB (Industrials)	(a)	2,026	54,813
Investment AB Latour (Industrials)	(a)	15,700	221,795
Investor AB (Financials)	(a)	43,439	1,959,692
Kinnevik AB Class B (Financials)	(a)	19,239	313,777
L E Lundbergforetagen AB (Financials)	(a)	15,508	628,658
Saab AB Class B (Industrials)	(a)(b)	6,118	116,240
Skandinaviska Enskilda Banken AB Class A (Financials)	(a)(b)	9,361	62,691
Svenska Handelsbanken AB (Financials)	(a)(b)	2,428	20,024
Swedish Match AB (Consumer Staples)	(a)	10,571	598,526
Tele2 AB (Communication Services)	(a)	89,276	1,189,427
Telefonaktiebolaget LM Ericsson (Information Technology)	(a)	45,528	368,548
Telia Co. AB (Communication Services)	(a)	235,421	842,661
Volvo AB (Industrials)	(a)	130,215	1,547,726
			9,440,211
Spain–2.3%
Acerinox SA (Materials)	(a)	48,598	327,107
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	41,281	819,814
Amadeus IT Group SA (Information Technology)	(a)	17,298	814,197
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	217,867	674,636
Bankinter SA (Financials)	(a)	6,727	24,403
Endesa SA (Utilities)	(a)	8,009	169,473
Common Stocks (Continued)		Shares	Value
Spain (continued)
Grifols SA (Health Care)	(a)	9,375	$ 313,663
Iberdrola SA (Utilities)	(a)	4,757	46,528
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	117,721	3,050,576
Naturgy Energy Group SA (Utilities)	(a)	33,545	588,507
Repsol SA (Energy)	(a)	39,686	354,049
Siemens Gamesa Renewable Energy SA (Industrials)	(a)	3,833	56,560
Telefonica SA (Communication Services)	(a)	302,520	1,376,796
Zardoya Otis SA (Industrials)	(a)	3,429	23,060
			8,639,369
Denmark–2.1%
Chr Hansen Holding A/S (Materials)	(a)	5,236	386,379
Coloplast A/S Class B (Health Care)	(a)	10,054	1,458,095
Genmab A/S (Health Care)	(a)(b)	2,043	410,374
GN Store Nord A/S (Health Care)	(a)	2,838	125,832
H Lundbeck A/S (Health Care)	(a)	6,298	184,924
Novo Nordisk A/S Class B (Health Care)	(a)	54,990	3,283,785
Novozymes A/S (Materials)	(a)	500	22,428
Orsted A/S (Utilities)	(a)	9,990	977,997
Royal Unibrew A/S (Consumer Staples)	(a)	3,769	270,924
Tryg A/S (Financials)	(a)	21,526	523,938
Vestas Wind Systems A/S (Industrials)	(a)	969	78,843
			7,723,519
Italy–1.7%
A2A SpA (Utilities)	(a)	377,416	465,635
Assicurazioni Generali SpA (Financials)	(a)	77,684	1,052,213
Banca Mediolanum SpA (Financials)	(a)	2,469	12,392
Buzzi Unicem SpA (Materials)	(a)	3,324	60,707
Enel SpA (Utilities)	(a)	48,633	335,463
Ferrari N.V. (Consumer Discretionary)	(a)	12,742	1,962,712
Hera SpA (Utilities)	(a)	7,163	25,915
Italgas SpA (Utilities)	(a)	97,182	531,718
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	154,692	843,563
Snam SpA (Utilities)	(a)	12,379	56,576
Terna Rete Elettrica Nazionale SpA (Utilities)	(a)	135,850	853,935
			6,200,829
Finland–1.3%
Elisa Oyj (Communication Services)	(a)	7,431	458,667
Fortum Oyj (Utilities)	(a)	32,134	467,454
Nokia Oyj (Information Technology)	(a)	158,302	487,548
Nordea Bank Abp (Financials)	(a)	166,035	934,015
TietoEVRY Oyj (Information Technology)	(a)	25,388	547,758
UPM-Kymmene Oyj (Materials)	(a)	30,972	844,511
Valmet Oyj (Industrials)	(a)	20,303	394,145
Wartsila Oyj Abp (Industrials)	(a)	76,709	560,163
			4,694,261
Ireland–1.2%
DCC PLC (Industrials)	(a)	7,481	467,197
Experian PLC (Industrials)	(a)	129,816	3,607,759
James Hardie Industries PLC (Materials)	(a)	23,322	270,785
			4,345,741
Norway–0.8%
Aker BP ASA (Energy)	(a)	32,288	405,006
DNB ASA (Financials)	(a)	10,187	113,493
Equinor ASA (Energy)	(a)	133,557	1,664,939
Telenor ASA (Communication Services)	(a)	59,476	869,284
			3,052,722
Belgium–0.8%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	11,534	509,455
Barco N.V. (Information Technology)	(a)	103	15,738
Galapagos N.V. (Health Care)	(a)(b)	1,363	267,662

(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert SA (Financials)	(a)	13,106	$ 1,031,194
KBC Group N.V. (Financials)	(a)	904	41,019
Sofina SA (Financials)	(a)	93	18,912
Solvay SA (Materials)	(a)	15,004	1,081,300
			2,965,280
Israel–0.8%
Bank Hapoalim BM (Financials)	(a)	3,375	20,223
Bank Leumi Le-Israel BM (Financials)	(a)	523,382	2,885,908
			2,906,131
Singapore–0.8%
DBS Group Holdings Ltd. (Financials)	(a)	55,120	719,214
Keppel REIT (Real Estate)	(a)	25,600	17,030
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	102,500	621,040
Singapore Post Ltd. (Industrials)	(a)	100,300	45,062
Singapore Technologies Engineering Ltd. (Industrials)	(a)	35,800	78,324
Singapore Telecommunications Ltd. (Communication Services)	(a)	252,200	449,603
United Overseas Bank Ltd. (Financials)	(a)	66,600	913,754
			2,844,027
Luxembourg–0.4%
APERAM SA (Materials)	(a)	1,966	41,579
ArcelorMittal SA (Materials)	(a)	3,076	29,039
Aroundtown SA (Real Estate)	(a)	190,088	951,476
Eurofins Scientific SE (Health Care)	(a)	358	174,704
Grand City Properties SA (Real Estate)	(a)	7,965	166,735
Millicom International Cellular SA (Communication Services)	(a)	6,600	183,371
			1,546,904
Portugal–0.3%
EDP - Energias de Portugal SA (Utilities)	(a)	118,305	475,986
Galp Energia SGPS SA (Energy)	(a)	59,233	677,399
			1,153,385
Common Stocks (Continued)		Shares	Value
Macao–0.2%
Sands China Ltd. (Consumer Discretionary)	(a)	219,200	$ 797,469
New Zealand–0.1%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	(a)	17,040	309,761
Austria–0.1%
ANDRITZ AG (Industrials)	(a)	1,850	57,960
Erste Group Bank AG (Financials)	(a)	1,798	32,917
Raiffeisen Bank International AG (Financials)	(a)	3,078	44,275
voestalpine AG (Materials)	(a)	1,486	29,982
Wienerberger AG (Materials)	(a)	2,221	34,698
			199,832
Total Common Stocks (Cost $429,780,197)			$347,484,684

Preferred Securities–0.1%		Rate	Quantity	Value
Germany–0.1%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	2.555% (c)	1,139	$ 91,099
Sartorius AG (Health Care)	(a)	0.279% (c)	659	157,551
				248,650
Total Preferred Securities (Cost $239,895)				$248,650

Money Market Funds–0.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(d)	2,852,692	$ 2,850,125
Total Money Market Funds (Cost $2,851,439)			$2,850,125
Total Investments – 94.8% (Cost $432,871,531)	(e)		$350,583,459
Other Assets in Excess of Liabilities – 5.2%	(f)		19,288,361
Net Assets – 100.0%			$369,871,820

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $347,733,334 or 94.0% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	Represents 12 month dividend yield.
(d)	Rate represents the seven-day yield at March 31, 2020.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $1,147,505 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME Nikkei 225 Yen Index - Long	45	June 11, 2020	$3,780,062	$3,901,535	$121,473	$(88,584)
ASX SPI 200 Index - Long	14	June 18, 2020	1,087,718	1,099,891	12,173	(18,299)
Eurex Stoxx 50 Index - Long	214	June 19, 2020	5,650,016	6,483,483	833,466	73,552
ICE FTSE 100 Index - Long	36	June 19, 2020	2,302,363	2,519,948	217,585	30,047
			$12,820,159	$14,004,857	$1,184,697	$(3,284)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Foreign Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–95.5%		Shares	Value
Japan–23.9%
Advantest Corp. (Information Technology)	(a)	1,200	$ 47,796
Aeon Co. Ltd. (Consumer Staples)	(a)	1,200	26,585
Alfresa Holdings Corp. (Health Care)	(a)	3,200	59,557
Amada Holdings Co. Ltd. (Industrials)	(a)	16,600	130,109
Bridgestone Corp. (Consumer Discretionary)	(a)	2,300	70,404
Canon, Inc. (Information Technology)	(a)	8,000	173,847
Central Japan Railway Co. (Industrials)	(a)	300	48,081
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	1,100	127,265
Dai-ichi Life Holdings, Inc. (Financials)	(a)	26,900	319,441
Daikin Industries Ltd. (Industrials)	(a)	600	72,428
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	800	74,291
Denka Co. Ltd. (Materials)	(a)	1,800	37,659
Denso Corp. (Consumer Discretionary)	(a)	9,000	287,590
Dentsu Group, Inc. (Communication Services)	(a)	1,200	23,186
DIC Corp. (Materials)	(a)	5,300	116,807
Dip Corp. (Communication Services)	(a)	1,400	22,486
DMG Mori Co. Ltd. (Industrials)	(a)	1,300	10,781
East Japan Railway Co. (Industrials)	(a)	2,500	189,176
Electric Power Development Co. Ltd. (Utilities)	(a)	1,500	30,063
FANUC Corp. (Industrials)	(a)	200	26,725
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	300	122,413
Fuji Media Holdings, Inc. (Communication Services)	(a)	4,900	48,670
Fuji Seal International, Inc. (Materials)	(a)	2,200	38,762
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	13,800	91,327
Izumi Co. Ltd. (Consumer Discretionary)	(a)	1,900	52,336
Japan Post Holdings Co. Ltd. (Financials)	(a)	2,500	19,557
Japan Tobacco, Inc. (Consumer Staples)	(a)	1,900	35,144
JXTG Holdings, Inc. (Energy)	(a)	26,300	89,614
Kakaku.com, Inc. (Communication Services)	(a)	900	16,460
Kaneka Corp. (Materials)	(a)	3,900	92,943
Kao Corp. (Consumer Staples)	(a)	4,500	366,607
Kawasaki Heavy Industries Ltd. (Industrials)	(a)	900	12,949
KDDI Corp. (Communication Services)	(a)	9,000	265,847
Keyence Corp. (Information Technology)	(a)	600	192,907
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	6,600	130,352
Kobe Steel Ltd. (Materials)	(a)	3,800	11,688
Komatsu Ltd. (Industrials)	(a)	1,600	25,893
Konica Minolta, Inc. (Information Technology)	(a)	28,400	114,420
Kyowa Exeo Corp. (Industrials)	(a)	600	13,305
M3, Inc. (Health Care)	(a)	900	26,547
Marubeni Corp. (Industrials)	(a)	3,800	18,860
Matsumotokiyoshi Holdings Co. Ltd. (Consumer Staples)	(a)	1,700	61,971
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	3,100	45,784
Mitsubishi Materials Corp. (Materials)	(a)	6,600	134,924
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	58,700	219,629
Mitsui Chemicals, Inc. (Materials)	(a)	8,200	154,342
Mitsui Mining & Smelting Co. Ltd. (Materials)	(a)	600	9,964
Mizuho Financial Group, Inc. (Financials)	(a)	101,600	116,564
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	1,300	36,271
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	300	14,914
Nifco, Inc. (Consumer Discretionary)	(a)	600	10,747
Nihon Kohden Corp. (Health Care)	(a)	600	22,659
Nikon Corp. (Consumer Discretionary)	(a)	2,100	19,274
Nintendo Co. Ltd. (Communication Services)	(a)	500	194,327
Nippon Electric Glass Co. Ltd. (Information Technology)	(a)	4,200	55,932
Nippon Shokubai Co. Ltd. (Materials)	(a)	1,000	45,644
Nitori Holdings Co. Ltd. (Consumer Discretionary)	(a)	100	13,514
Nitto Denko Corp. (Materials)	(a)	1,000	44,419
NTN Corp. (Industrials)	(a)	4,700	8,122
NTT Data Corp. (Information Technology)	(a)	4,800	45,948
NTT DOCOMO, Inc. (Communication Services)	(a)	5,100	159,493
ORIX Corp. (Financials)	(a)	2,200	26,247
Panasonic Corp. (Consumer Discretionary)	(a)	2,400	18,169
PeptiDream, Inc. (Health Care)	(a)(b)	200	6,962
Common Stocks (Continued)		Shares	Value
Japan (continued)
Pola Orbis Holdings, Inc. (Consumer Staples)	(a)	10,100	$ 185,683
Recruit Holdings Co. Ltd. (Industrials)	(a)	5,500	142,072
Resona Holdings, Inc. (Financials)	(a)	50,700	152,014
Sanwa Holdings Corp. (Industrials)	(a)	7,800	60,575
Secom Co. Ltd. (Industrials)	(a)	2,300	190,229
Seiko Epson Corp. (Information Technology)	(a)	2,400	25,831
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	4,600	151,914
Seven Bank Ltd. (Financials)	(a)	5,700	14,711
Shimadzu Corp. (Information Technology)	(a)	600	15,659
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	200	19,657
Shionogi & Co. Ltd. (Health Care)	(a)	4,700	231,520
SMC Corp. (Industrials)	(a)	300	125,773
Softbank Corp. (Communication Services)	(a)	1,200	15,286
SoftBank Group Corp. (Communication Services)	(a)	2,600	92,046
Sony Corp. (Consumer Discretionary)	(a)	1,500	88,850
Sumitomo Chemical Co. Ltd. (Materials)	(a)	6,700	19,795
Sumitomo Corp. (Industrials)	(a)	3,800	43,336
Sumitomo Heavy Industries Ltd. (Industrials)	(a)	3,900	69,777
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	13,500	327,961
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	3,800	109,175
Sumitomo Realty & Development Co. Ltd. (Real Estate)	(a)	500	12,209
Sundrug Co. Ltd. (Consumer Staples)	(a)	1,400	44,862
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	6,700	253,186
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	8,402	255,825
Teijin Ltd. (Materials)	(a)	1,100	18,607
Tokio Marine Holdings, Inc. (Financials)	(a)	800	36,604
Tokyo Electron Ltd. (Information Technology)	(a)	200	37,275
Tokyo Gas Co. Ltd. (Utilities)	(a)	800	18,851
Topcon Corp. (Information Technology)	(a)	2,400	17,616
Toyota Motor Corp. (Consumer Discretionary)	(a)	3,500	210,927
Trend Micro, Inc. (Information Technology)	(a)	2,900	143,208
Ube Industries Ltd. (Materials)	(a)	5,600	85,426
Yokogawa Electric Corp. (Information Technology)	(a)	3,000	35,888
			8,399,046
United Kingdom–13.5%
AstraZeneca PLC (Health Care)	(a)	6,041	538,246
Auto Trader Group PLC (Communication Services)	(a)	10,396	56,178
Bellway PLC (Consumer Discretionary)	(a)	820	21,723
BP PLC (Energy)	(a)	20,204	82,856
British American Tobacco PLC (Consumer Staples)	(a)	10,905	371,482
Compass Group PLC (Consumer Discretionary)	(a)	9,648	150,317
Diageo PLC (Consumer Staples)	(a)	8,816	279,551
GlaxoSmithKline PLC (Health Care)	(a)	27,445	514,982
Howden Joinery Group PLC (Industrials)	(a)	3,428	21,564
HSBC Holdings PLC (Financials)	(a)	26,815	150,533
Johnson Matthey PLC (Materials)	(a)	6,413	141,304
London Stock Exchange Group PLC (Financials)	(a)	2,439	218,183
Moneysupermarket.com Group PLC (Consumer Discretionary)	(a)	42,038	156,216
Pearson PLC (Communication Services)	(a)	11,808	80,838
Prudential PLC (Financials)	(a)	1,586	19,872
Redrow PLC (Consumer Discretionary)	(a)	1,502	6,658
RELX PLC (Industrials)	(a)	13,440	286,842
Rightmove PLC (Communication Services)	(a)	41,148	248,162
Rio Tinto Ltd. (Materials)	(a)	1,749	90,108
Rio Tinto PLC (Materials)	(a)	931	42,679
Smith & Nephew PLC (Health Care)	(a)	14,455	254,647
Smiths Group PLC (Industrials)	(a)	1,565	23,596
Spirax-Sarco Engineering PLC (Industrials)	(a)	232	23,291
Standard Chartered PLC (Financials)	(a)	41,281	228,234
Subsea 7 SA (Energy)	(a)	5,314	25,100
Tesco PLC (Consumer Staples)	(a)	24,504	69,200

(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Unilever N.V. (Consumer Staples)	(a)	4,063	$ 199,702
Unilever PLC (Consumer Staples)	(a)	1,039	52,397
Vistry Group PLC (Consumer Discretionary)	(a)	1,672	11,918
Vodafone Group PLC (Communication Services)	(a)	154,904	214,301
Wm Morrison Supermarkets PLC (Consumer Staples)	(a)	76,222	166,519
			4,747,199
France–10.5%
Airbus SE (Industrials)	(a)	1,602	103,300
BNP Paribas SA (Financials)	(a)	2,683	78,331
Bureau Veritas SA (Industrials)	(a)	5,828	109,851
Cie de Saint-Gobain (Industrials)	(a)	3,120	74,866
CNP Assurances (Financials)	(a)	2,318	22,444
Credit Agricole SA (Financials)	(a)	8,870	62,763
Dassault Systemes SE (Information Technology)	(a)	1,542	225,118
Engie SA (Utilities)	(a)	1,903	19,488
EssilorLuxottica SA (Consumer Discretionary)	(a)	1,553	164,423
Imerys SA (Materials)	(a)	537	13,328
Kering SA (Consumer Discretionary)	(a)	78	40,670
Legrand SA (Industrials)	(a)	375	23,918
L'Oreal SA (Consumer Staples)	(a)	1,349	349,136
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	1,086	398,292
Orange SA (Communication Services)	(a)	6,059	73,359
Orpea (Health Care)	(a)	120	12,460
Pernod Ricard SA (Consumer Staples)	(a)	1,092	154,994
Peugeot SA (Consumer Discretionary)	(a)	5,460	71,085
Publicis Groupe SA (Communication Services)	(a)	4,944	141,294
Rexel SA (Industrials)	(a)	25,979	191,293
Rubis SCA (Utilities)	(a)	694	28,617
Safran SA (Industrials)	(a)	1,882	166,740
Sanofi (Health Care)	(a)	1,847	159,904
Schneider Electric SE (Industrials)	(a)	3,705	313,157
SCOR SE (Financials)	(a)	762	16,765
TOTAL SA (Energy)	(a)	2,419	91,145
Unibail-Rodamco-Westfield (Real Estate)	(a)	709	40,645
Veolia Environnement SA (Utilities)	(a)	9,241	195,178
Vinci SA (Industrials)	(a)	4,288	350,369
			3,692,933
Switzerland–10.0%
Alcon, Inc. (Health Care)	(a)(b)	475	24,335
Bucher Industries AG (Industrials)	(a)	315	83,026
Geberit AG (Industrials)	(a)	165	72,300
Logitech International SA (Information Technology)	(a)	3,602	154,264
Lonza Group AG (Health Care)	(a)	231	95,016
Nestle SA (Consumer Staples)	(a)	11,355	1,162,386
Novartis AG (Health Care)	(a)	7,806	643,985
PSP Swiss Property AG (Real Estate)	(a)	906	113,294
Roche Holding AG (Health Care)	(a)	2,186	703,328
Sika AG (Materials)	(a)	1,270	208,550
Sunrise Communications Group AG (Communication Services)	(a)	288	23,084
Swiss Re AG (Financials)	(a)	816	62,831
Swisscom AG (Communication Services)	(a)	303	162,251
			3,508,650
Germany–8.0%
adidas AG (Consumer Discretionary)	(a)	967	214,700
Allianz SE (Financials)	(a)	2,242	381,807
BASF SE (Materials)	(a)	4,246	198,466
Bayer AG (Health Care)	(a)	1,770	101,418
Brenntag AG (Industrials)	(a)	446	16,204
CANCOM SE (Information Technology)	(a)	595	25,012
Carl Zeiss Meditec AG (Health Care)	(a)	580	55,228
CompuGroup Medical SE (Health Care)	(a)	1,110	67,339
Deutsche Boerse AG (Financials)	(a)	656	90,124
Deutsche Pfandbriefbank AG (Financials)	(a)	2,006	15,144
Common Stocks (Continued)		Shares	Value
Germany (continued)
Deutsche Post AG (Industrials)	(a)	11,282	$ 302,455
DWS Group GmbH & Co. KGaA (Financials)	(a)	431	10,464
LEG Immobilien AG (Real Estate)	(a)	474	53,153
Merck KGaA (Health Care)	(a)	2,664	268,963
MTU Aero Engines AG (Industrials)	(a)	138	19,954
Nemetschek SE (Information Technology)	(a)	366	17,842
Rational AG (Industrials)	(a)	41	21,683
Rheinmetall AG (Industrials)	(a)	166	11,537
SAP SE (Information Technology)	(a)	4,796	535,463
Siemens AG (Industrials)	(a)	1,572	131,631
Stroeer SE & Co. KGaA (Communication Services)	(a)	1,460	75,022
TAG Immobilien AG (Real Estate)	(a)	8,544	168,030
Talanx AG (Financials)	(a)	454	15,275
			2,796,914
Australia–6.5%
AGL Energy Ltd. (Utilities)	(a)	4,455	46,623
APA Group (Utilities)	(a)	11,623	73,757
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	17,301	224,180
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	9,892	103,741
Bendigo & Adelaide Bank Ltd. (Financials)	(a)	10,558	40,562
BHP Group Ltd. (Materials)	(a)	16,651	302,071
BHP Group PLC (Materials)	(a)	2,151	33,383
Brambles Ltd. (Industrials)	(a)	4,575	29,572
Cochlear Ltd. (Health Care)	(a)	969	110,438
Coles Group Ltd. (Consumer Staples)	(a)	1,861	17,332
Commonwealth Bank of Australia (Financials)	(a)	668	25,204
Computershare Ltd. (Information Technology)	(a)	16,711	100,037
Crown Resorts Ltd. (Consumer Discretionary)	(a)	5,344	24,800
CSL Ltd. (Health Care)	(a)	1,337	242,360
Harvey Norman Holdings Ltd. (Consumer Discretionary)	(a)	4,945	9,080
IDP Education Ltd. (Consumer Discretionary)	(a)	6,773	52,812
Macquarie Group Ltd. (Financials)	(a)	3,520	187,468
National Australia Bank Ltd. (Financials)	(a)	6,377	65,414
Northern Star Resources Ltd. (Materials)	(a)	3,474	22,504
Oil Search Ltd. (Energy)	(a)	4,140	6,004
Orica Ltd. (Materials)	(a)	5,509	51,571
Perpetual Ltd. (Financials)	(a)	561	8,551
Scentre Group (Real Estate)	(a)	86,742	83,084
Sonic Healthcare Ltd. (Health Care)	(a)	9,387	141,085
Spark Infrastructure Group (Utilities)	(a)	10,380	12,534
Treasury Wine Estates Ltd. (Consumer Staples)	(a)	5,758	35,749
Westpac Banking Corp. (Financials)	(a)	7,408	76,086
Woodside Petroleum Ltd. (Energy)	(a)	7,345	81,503
Woolworths Group Ltd. (Consumer Staples)	(a)	3,124	67,936
			2,275,441
Netherlands–4.2%
Akzo Nobel N.V. (Materials)	(a)	1,074	70,636
ASM International N.V. (Information Technology)	(a)	629	63,996
ASML Holding N.V. (Information Technology)	(a)	2,185	575,998
Euronext N.V. (Financials)	(a)	207	15,242
ING Groep N.V. (Financials)	(a)	26,734	136,987
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	2,716	63,273
Koninklijke KPN N.V. (Communication Services)	(a)	10,445	24,978
NN Group N.V. (Financials)	(a)	6,040	164,141
Royal Dutch Shell PLC Class A (Energy)	(a)	10,433	181,260
Royal Dutch Shell PLC Class B (Energy)	(a)	9,760	163,715
Signify N.V. (Industrials)	(a)	587	11,376
Wolters Kluwer N.V. (Industrials)	(a)	228	16,168
			1,487,770
Hong Kong–3.5%
AIA Group Ltd. (Financials)	(a)	24,600	220,284
BOC Hong Kong Holdings Ltd. (Financials)	(a)	23,500	64,508
CK Asset Holdings Ltd. (Real Estate)	(a)	51,100	277,253

(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Hong Kong (continued)
CK Hutchison Holdings Ltd. (Industrials)	(a)	35,000	$ 233,280
CLP Holdings Ltd. (Utilities)	(a)	23,000	210,680
Hong Kong Exchanges & Clearing Ltd. (Financials)	(a)	1,400	41,943
Hysan Development Co. Ltd. (Real Estate)	(a)	5,000	16,147
NWS Holdings Ltd. (Industrials)	(a)	17,000	17,325
Swire Pacific Ltd. Class A (Real Estate)	(a)	20,200	128,587
Swire Properties Ltd. (Real Estate)	(a)	7,000	19,556
			1,229,563
Sweden–2.8%
Assa Abloy AB Class B (Industrials)	(a)	3,554	66,349
Boliden AB (Materials)	(a)	1,421	25,493
Castellum AB (Real Estate)	(a)	1,955	32,962
Essity AB Class B (Consumer Staples)	(a)	2,463	75,450
Fabege AB (Real Estate)	(a)	2,546	32,483
Indutrade AB (Industrials)	(a)	473	12,797
Investment AB Latour (Industrials)	(a)	1,765	24,934
Investor AB (Financials)	(a)	4,047	182,575
L E Lundbergforetagen AB (Financials)	(a)	1,845	74,792
Saab AB Class B (Industrials)	(a)(b)	1,216	23,104
Swedish Match AB (Consumer Staples)	(a)	500	28,310
Tele2 AB (Communication Services)	(a)	8,931	118,988
Telefonaktiebolaget LM Ericsson (Information Technology)	(a)	8,029	64,994
Telia Co. AB (Communication Services)	(a)	20,588	73,692
Volvo AB (Industrials)	(a)	12,152	144,438
			981,361
Spain–2.4%
Acerinox SA (Materials)	(a)	1,577	10,615
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	5,600	111,212
Amadeus IT Group SA (Information Technology)	(a)	2,215	104,257
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	5,716	17,700
Endesa SA (Utilities)	(a)	586	12,400
Grifols SA (Health Care)	(a)	952	31,851
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	12,619	327,004
Naturgy Energy Group SA (Utilities)	(a)	2,717	47,667
Repsol SA (Energy)	(a)	4,294	38,308
Telefonica SA (Communication Services)	(a)	33,136	150,805
			851,819
Denmark–2.2%
Chr Hansen Holding A/S (Materials)	(a)	488	36,011
Coloplast A/S Class B (Health Care)	(a)	863	125,158
Genmab A/S (Health Care)	(a)(b)	208	41,781
Novo Nordisk A/S Class B (Health Care)	(a)	5,267	314,524
Orsted A/S (Utilities)	(a)	1,708	167,209
Royal Unibrew A/S (Consumer Staples)	(a)	267	19,192
Tryg A/S (Financials)	(a)	2,227	54,205
			758,080
Italy–1.7%
A2A SpA (Utilities)	(a)	46,604	57,497
Anima Holding SpA (Financials)	(a)(c)	3,647	9,691
Assicurazioni Generali SpA (Financials)	(a)	7,787	105,473
Buzzi Unicem SpA (Materials)	(a)	1,216	22,208
Enel SpA (Utilities)	(a)	3,274	22,584
Ferrari N.V. (Consumer Discretionary)	(a)	1,390	214,108
Italgas SpA (Utilities)	(a)	9,179	50,222
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	11,803	64,364
Terna Rete Elettrica Nazionale SpA (Utilities)	(a)	7,376	46,365
			592,512
Ireland–1.4%
Bank of Ireland Group PLC (Financials)	(a)	39,321	73,297
DCC PLC (Industrials)	(a)	1,037	64,762
Common Stocks (Continued)		Shares	Value
Ireland (continued)
Experian PLC (Industrials)	(a)	12,002	$ 333,552
James Hardie Industries PLC (Materials)	(a)	2,981	34,611
			506,222
Finland–1.1%
Elisa Oyj (Communication Services)	(a)	782	48,268
Fortum Oyj (Utilities)	(a)	4,114	59,847
Nokia Oyj (Information Technology)	(a)	22,933	70,630
Nordea Bank Abp (Financials)	(a)	2,459	13,833
TietoEVRY Oyj (Information Technology)	(a)	3,086	66,582
UPM-Kymmene Oyj (Materials)	(a)	1,581	43,109
Wartsila Oyj Abp (Industrials)	(a)	9,834	71,812
			374,081
Singapore–1.0%
DBS Group Holdings Ltd. (Financials)	(a)	5,500	71,765
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	9,800	59,378
Singapore Technologies Engineering Ltd. (Industrials)	(a)	12,400	27,129
Singapore Telecommunications Ltd. (Communication Services)	(a)	22,900	40,824
United Overseas Bank Ltd. (Financials)	(a)	10,100	138,572
			337,668
Norway–0.9%
Aker BP ASA (Energy)	(a)	3,178	39,864
DNB ASA (Financials)	(a)	1,123	12,511
Equinor ASA (Energy)	(a)	17,202	214,442
Telenor ASA (Communication Services)	(a)	4,238	61,941
			328,758
Belgium–0.8%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	1,219	53,843
Barco N.V. (Information Technology)	(a)	82	12,529
Galapagos N.V. (Health Care)	(a)(b)	139	27,296
Groupe Bruxelles Lambert SA (Financials)	(a)	1,376	108,265
Solvay SA (Materials)	(a)	1,051	75,743
			277,676
Portugal–0.4%
EDP - Energias de Portugal SA (Utilities)	(a)	13,849	55,720
Galp Energia SGPS SA (Energy)	(a)	6,799	77,754
			133,474
Luxembourg–0.4%
Aroundtown SA (Real Estate)	(a)	17,797	89,082
Eurofins Scientific SE (Health Care)	(a)	36	17,568
Grand City Properties SA (Real Estate)	(a)	1,041	21,792
			128,442
New Zealand–0.2%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	(a)	1,706	31,013
SKY Network Television Ltd. (Communication Services)	(a)(b)	136,715	22,617
			53,630
Israel–0.1%
Bank Hapoalim BM (Financials)	(a)	4,040	24,207
Macao–0.0%
Sands China Ltd. (Consumer Discretionary)	(a)	3,200	11,642
China–0.0%
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	25,900	10,781
Total Common Stocks (Cost $42,221,608)			$33,507,869

(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Preferred Securities–0.1%		Rate	Quantity	Value
Germany–0.1%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	2.555% (d)	295	$ 23,595
Total Preferred Securities (Cost $21,523)				$23,595

Money Market Funds–0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(e)	221,807	$ 221,607
Total Money Market Funds (Cost $221,589)			$221,607
Total Investments – 96.2% (Cost $42,464,720)	(f)		$33,753,071
Other Assets in Excess of Liabilities – 3.8%	(g)		1,316,087
Net Assets – 100.0%			$35,069,158

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $33,531,464 or 95.6% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2020, the value of these securities totaled $9,691, or 0.0% of the Portfolio’s net assets.
(d)	Represents 12 month dividend yield.
(e)	Rate represents the seven-day yield at March 31, 2020.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(g)	Includes $206,991 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME Nikkei 225 Yen Index - Long	4	June 11, 2020	$331,262	$346,803	$15,541	$(7,719)
ASX SPI 200 Index - Long	1	June 18, 2020	75,597	78,564	2,967	(1,261)
Eurex Stoxx 50 Index - Long	22	June 19, 2020	589,289	666,526	77,237	7,731
ICE FTSE 100 Index - Long	4	June 19, 2020	257,946	279,994	22,048	4,024
			$1,254,094	$1,371,887	$117,793	$2,775
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–98.6%		Shares	Value
Communication Services–17.2%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	6,772	$ 7,874,550
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	27,099	4,520,113
GCI Liberty, Inc. Class A (Diversified Telecom. Svs.)	(a)	38,802	2,210,550
Match Group, Inc. (Interactive Media & Svs.)	(a)	22,523	1,487,419
Netflix, Inc. (Entertainment)	(a)	12,412	4,660,706
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	38,340	3,216,726
Walt Disney Co. / The (Entertainment)		30,652	2,960,983
			26,931,047
Consumer Discretionary–15.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	5,628	10,973,024
Chewy, Inc. Class A (Internet & Direct Marketing Retail)	(a)	34,600	1,297,154
Home Depot, Inc. / The (Specialty Retail)		23,596	4,405,609
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,761	902,448
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	4,410	1,617,372
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		31,656	2,619,217
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	110,803	2,991,681
			24,806,505
Financials–3.3%
Charles Schwab Corp. / The (Capital Markets)		44,881	1,508,899
Markel Corp. (Insurance)	(a)	3,870	3,590,935
			5,099,834
Health Care–15.8%
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	143,908	4,695,718
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		13,664	3,766,755
Danaher Corp. (Health Care Equip. & Supplies)		30,165	4,175,137
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	71,535	1,601,669
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	38,909	1,654,800
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	17,768	3,585,049
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,235	3,087,634
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	24,805	2,146,873
			24,713,635
Common Stocks (Continued)		Shares	Value
Industrials–5.2%
CoStar Group, Inc. (Professional Svs.)	(a)	4,591	$ 2,695,881
L3Harris Technologies, Inc. (Aerospace & Defense)		29,369	5,289,944
Westinghouse Air Brake Technologies Corp. (Machinery)		4,390	211,291
			8,197,116
Information Technology–36.4%
Adobe, Inc. (Software)	(a)	13,425	4,272,372
Apple, Inc. (Tech. Hardware, Storage & Periph.)		29,761	7,567,925
ASML Holding N.V. (Semiconductors & Equip.)		13,467	3,523,506
Atlassian Corp. PLC Class A (Software)	(a)	9,452	1,297,381
Avalara, Inc. (Software)	(a)	27,275	2,034,715
Cognex Corp. (Electronic Equip., Instr. & Comp.)		23,377	986,977
Mastercard, Inc. Class A (IT Svs.)		35,226	8,509,193
Microchip Technology, Inc. (Semiconductors & Equip.)		25,625	1,737,375
Microsoft Corp. (Software)		86,728	13,677,873
NVIDIA Corp. (Semiconductors & Equip.)		9,209	2,427,492
salesforce.com, Inc. (Software)	(a)	29,158	4,198,169
Texas Instruments, Inc. (Semiconductors & Equip.)		39,123	3,909,561
Twilio, Inc. Class A (IT Svs.)	(a)	12,728	1,139,029
Zendesk, Inc. (Software)	(a)	27,739	1,775,573
			57,057,141
Materials–1.6%
Sherwin-Williams Co. / The (Chemicals)		5,266	2,419,832
Real Estate–3.3%
American Tower Corp. (Equity REIT)		23,841	5,191,378
Total Common Stocks (Cost $144,514,908)			$154,416,488

Money Market Funds–3.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(c)	4,822,172	$ 4,817,832
Total Money Market Funds (Cost $4,818,093)			$4,817,832
Total Investments – 101.7% (Cost $149,333,001)	(d)		$159,234,320
Liabilities in Excess of Other Assets – (1.7)%			(2,641,580)
Net Assets – 100.0%			$156,592,740

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,617,372 or 1.0% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at March 31, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–92.0%		Shares	Value
Communication Services–1.1%
Manchester United PLC Class A (Entertainment)		46,766	$ 703,828
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	87,008	629,068
			1,332,896
Consumer Discretionary–6.2%
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		9,417	618,979
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		16,957	900,417
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	31,697	1,102,422
K12, Inc. (Diversified Consumer Svs.)	(a)	47,728	900,150
Lovesac Co. / The (Household Durables)	(a)	46,685	272,174
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	13,998	392,924
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	59,477	1,605,879
Thor Industries, Inc. (Automobiles)		14,062	593,135
Visteon Corp. (Auto Components)	(a)	14,581	699,596
Williams-Sonoma, Inc. (Specialty Retail)		14,399	612,245
			7,697,921
Consumer Staples–2.2%
BellRing Brands, Inc. Class A (Personal Products)	(a)	33,449	570,306
Casey's General Stores, Inc. (Food & Staples Retailing)		5,468	724,455
Hain Celestial Group, Inc. / The (Food Products)	(a)	20,690	537,319
Ontex Group N.V. (Personal Products)	(b)	50,396	877,210
			2,709,290
Energy–0.3%
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	45,188	180,752
Solaris Oilfield Infrastructure, Inc. Class A (Energy Equip. & Svs.)		37,685	197,846
			378,598
Financials–4.5%
Assetmark Financial Holdings, Inc. (Capital Markets)	(a)	30,823	628,481
Kearny Financial Corp. (Thrifts & Mortgage Finance)		58,920	506,123
LendingTree, Inc. (Consumer Finance)	(a)	3,707	679,827
LPL Financial Holdings, Inc. (Capital Markets)		31,898	1,736,208
RLI Corp. (Insurance)		16,956	1,490,941
UMB Financial Corp. (Banks)		11,303	524,233
			5,565,813
Health Care–24.7%
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	32,001	333,770
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	5,013	564,514
Axogen, Inc. (Health Care Equip. & Supplies)	(a)	42,237	439,265
Bio-Techne Corp. (Life Sciences Tools & Svs.)		7,836	1,485,862
Bridgebio Pharma, Inc. (Biotechnology)	(a)	18,491	536,239
Catalent, Inc. (Pharmaceuticals)	(a)	71,262	3,702,061
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	59,211	660,795
CryoPort, Inc. (Health Care Equip. & Supplies)	(a)	55,810	952,677
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	14,444	594,659
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	23,655	1,088,130
FibroGen, Inc. (Biotechnology)	(a)	23,639	821,455
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	11,443	353,131
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	14,341	732,682
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	31,795	1,352,241
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	7,380	646,267
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	14,232	719,997
Heron Therapeutics, Inc. (Biotechnology)	(a)	27,999	328,708
Heska Corp. (Health Care Equip. & Supplies)	(a)	7,542	417,073
Common Stocks (Continued)		Shares	Value
Health Care (continued)
ICON PLC (Life Sciences Tools & Svs.)	(a)	417	$ 56,712
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,127	1,236,245
Immunomedics, Inc. (Biotechnology)	(a)	32,004	431,414
Insmed, Inc. (Biotechnology)	(a)	41,642	667,521
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	28,146	1,257,282
Knight Therapeutics, Inc. (Pharmaceuticals)	(a)	95,494	420,708
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	15,223	1,107,016
Mirati Therapeutics, Inc. (Biotechnology)	(a)	9,282	713,507
MyoKardia, Inc. (Pharmaceuticals)	(a)	12,375	580,140
Myovant Sciences Ltd. (Biotechnology)	(a)	21,135	159,569
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	56,982	1,573,273
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,274	1,235,415
Orchard Therapeutics PLC – ADR (Biotechnology)	(a)	38,000	286,140
Phathom Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,016	336,073
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	27,845	1,021,355
PTC Therapeutics, Inc. (Biotechnology)	(a)	16,460	734,281
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	29,673	451,623
STERIS PLC (Health Care Equip. & Supplies)		13,106	1,834,447
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	16,951	564,807
Zogenix, Inc. (Pharmaceuticals)	(a)	19,674	486,538
			30,883,592
Industrials–15.9%
Alamo Group, Inc. (Machinery)		7,102	630,516
AMERCO (Road & Rail)		3,220	935,571
Brady Corp. Class A (Commercial Svs. & Supplies)		34,679	1,565,063
Cimpress PLC (Commercial Svs. & Supplies)	(a)	8,793	467,788
Clarivate Analytics PLC (Professional Svs.)	(a)	135,105	2,803,429
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	44,049	743,988
CSW Industrials, Inc. (Building Products)		33,082	2,145,368
EnerSys (Electrical Equip.)		17,708	876,900
Gates Industrial Corp. PLC (Machinery)	(a)	112,347	829,121
HEICO Corp. Class A (Aerospace & Defense)		11,835	756,256
ITT, Inc. (Machinery)		29,829	1,353,043
Kennametal, Inc. (Machinery)		22,134	412,135
Kornit Digital Ltd. (Machinery)	(a)	40,687	1,012,699
Nordson Corp. (Machinery)		9,870	1,333,141
Proto Labs, Inc. (Machinery)	(a)	4,883	371,743
Rexnord Corp. (Machinery)		69,769	1,581,663
Standex International Corp. (Machinery)		19,100	936,282
TrueBlue, Inc. (Professional Svs.)	(a)	50,712	647,085
Westinghouse Air Brake Technologies Corp. (Machinery)		8,552	411,608
			19,813,399
Information Technology–31.0%
Altair Engineering, Inc. Class A (Software)	(a)	30,552	809,628
Belden, Inc. (Electronic Equip., Instr. & Comp.)		31,491	1,136,195
Blackbaud, Inc. (Software)		32,287	1,793,543
Broadridge Financial Solutions, Inc. (IT Svs.)		18,460	1,750,562
Cadence Design Systems, Inc. (Software)	(a)	12,061	796,508
ChannelAdvisor Corp. (Software)	(a)	77,028	559,223
Descartes Systems Group, Inc. / The (Software)	(a)	56,492	1,943,280
Envestnet, Inc. (Software)	(a)	26,245	1,411,456
Euronet Worldwide, Inc. (IT Svs.)	(a)	20,788	1,781,947
Everbridge, Inc. (Software)	(a)	12,516	1,331,202
GTY Technology Holdings, Inc. (Software)	(a)	101,354	458,120
Guidewire Software, Inc. (Software)	(a)	10,158	805,631
Intelligent Systems Corp. (Software)	(a)	14,938	507,743
J2 Global, Inc. (Software)		31,828	2,382,326
LivePerson, Inc. (Software)	(a)	41,246	938,346
Medallia, Inc. (Software)	(a)	31,367	628,595
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		16,177	535,135
Nice Ltd. – ADR (Software)	(a)	23,136	3,321,404

(continued)

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	14,669	$ 1,171,760
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	96,418	1,199,440
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,514	1,207,065
Paylocity Holding Corp. (Software)	(a)	17,931	1,583,666
RealPage, Inc. (Software)	(a)	31,829	1,684,709
Repay Holdings Corp. (IT Svs.)	(a)	2,859	41,027
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,525	804,931
SailPoint Technologies Holding, Inc. (Software)	(a)	51,868	789,431
SS&C Technologies Holdings, Inc. (Software)		48,692	2,133,683
Trade Desk, Inc. / The Class A (Software)	(a)	5,765	1,112,645
Tyler Technologies, Inc. (Software)	(a)	4,639	1,375,742
WEX, Inc. (IT Svs.)	(a)	7,432	777,016
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	30,394	1,306,334
Yext, Inc. (Software)	(a)	63,454	646,596
			38,724,889
Materials–3.8%
Chase Corp. (Chemicals)		6,908	568,459
Constellium SE (Metals & Mining)	(a)	46,020	239,764
H.B. Fuller Co. (Chemicals)		20,738	579,213
Neenah, Inc. (Paper & Forest Products)		10,803	465,934
Sensient Technologies Corp. (Chemicals)		37,926	1,650,160
Valvoline, Inc. (Chemicals)		99,779	1,306,107
			4,809,637
Real Estate–2.3%
Easterly Government Properties, Inc. (Equity REIT)		44,708	1,101,605
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
FirstService Corp. (Real Estate Mgmt. & Development)		11,683	$ 900,993
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	55,503	855,856
			2,858,454
Total Common Stocks (Cost $116,453,255)			$114,774,489

Master Limited Partnerships–0.3%	Shares	Value
Consumer Discretionary–0.3%
Cedar Fair LP (Hotels, Restaurants & Leisure)	18,938	$ 347,323
Total Master Limited Partnerships (Cost $904,711)		$347,323

Rights–0.1%		Quantity	Value
Health Care–0.1%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	50,614	$ 192,333
Total Rights (Cost $173,116)			$192,333

Money Market Funds–5.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(c)	6,783,997	$ 6,777,891
Total Money Market Funds (Cost $6,781,668)			$6,777,891
Total Investments – 97.8% (Cost $124,312,750)	(d)		$122,092,036
Other Assets in Excess of Liabilities – 2.2%			2,697,643
Net Assets – 100.0%			$124,789,679

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $877,210 or 0.7% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Rate represents the seven-day yield at March 31, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–94.3%		Shares	Value
Communication Services–0.4%
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	12,560	$ 342,009
Consumer Discretionary–6.3%
Aramark (Hotels, Restaurants & Leisure)		24,328	485,830
CarMax, Inc. (Specialty Retail)	(a)	15,418	829,951
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		19,517	1,036,353
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	12,024	418,195
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		43,433	554,205
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	24,055	649,485
Visteon Corp. (Auto Components)	(a)	6,495	311,630
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	7,702	411,595
Williams-Sonoma, Inc. (Specialty Retail)		7,932	337,268
			5,034,512
Financials–13.1%
Aon PLC (Insurance)	(a)	12,779	2,109,046
CBOE Global Markets, Inc. (Capital Markets)		7,219	644,296
Intact Financial Corp. (Insurance)		16,128	1,393,909
LPL Financial Holdings, Inc. (Capital Markets)		28,364	1,543,853
MSCI, Inc. (Capital Markets)		2,241	647,559
SVB Financial Group (Banks)	(a)	2,536	383,139
TD Ameritrade Holding Corp. (Capital Markets)		44,299	1,535,403
W.R. Berkley Corp. (Insurance)		25,548	1,332,839
Willis Towers Watson PLC (Insurance)		5,808	986,489
			10,576,533
Health Care–16.3%
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	51,156	1,669,220
Catalent, Inc. (Pharmaceuticals)	(a)	23,083	1,199,162
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,856	1,614,324
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		15,605	605,942
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	28,764	644,026
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,378	681,579
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	9,967	1,075,041
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,899	597,108
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		22,758	1,713,222
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	7,274	604,033
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,943	385,704
Teleflex, Inc. (Health Care Equip. & Supplies)		2,832	829,380
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,108	524,387
Waters Corp. (Life Sciences Tools & Svs.)	(a)	5,304	965,593
			13,108,721
Industrials–18.0%
Carlisle Cos., Inc. (Industrial Conglomerates)		6,199	776,611
Cimpress PLC (Commercial Svs. & Supplies)	(a)	11,394	606,161
CoStar Group, Inc. (Professional Svs.)	(a)	1,865	1,095,147
Edenred (Commercial Svs. & Supplies)	(b)	16,527	685,861
Ferguson PLC (Trading Companies & Distributors)	(b)	8,698	537,819
HEICO Corp. Class A (Aerospace & Defense)		2,519	160,964
IHS Markit Ltd. (Professional Svs.)		10,552	633,120
Ingersoll Rand, Inc. (Machinery)	(a)	17,138	425,022
L3Harris Technologies, Inc. (Aerospace & Defense)		7,499	1,350,720
Middleby Corp. / The (Machinery)	(a)	5,898	335,478
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Rexnord Corp. (Machinery)		45,395	$ 1,029,105
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		31,579	1,079,370
Ryanair Holdings PLC – ADR (Airlines)	(a)	10,721	569,178
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	49,378	1,428,505
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	3,873	1,151,327
Trane Technologies PLC (Building Products)		4,822	398,249
Verisk Analytics, Inc. (Professional Svs.)		10,085	1,405,647
Westinghouse Air Brake Technologies Corp. (Machinery)		16,931	814,889
			14,483,173
Information Technology–34.6%
Amdocs Ltd. (IT Svs.)		28,149	1,547,351
Atlassian Corp. PLC Class A (Software)	(a)	7,939	1,089,707
Belden, Inc. (Electronic Equip., Instr. & Comp.)		11,284	407,127
Broadridge Financial Solutions, Inc. (IT Svs.)		16,240	1,540,039
Constellation Software, Inc. (Software)		2,940	2,672,009
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		15,746	853,591
Euronet Worldwide, Inc. (IT Svs.)	(a)	4,496	385,397
Fidelity National Information Services, Inc. (IT Svs.)		12,426	1,511,499
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	88,860	744,202
Global Payments, Inc. (IT Svs.)		12,174	1,755,856
GoDaddy, Inc. Class A (IT Svs.)	(a)	26,962	1,539,800
KLA-Tencor Corp. (Semiconductors & Equip.)		10,354	1,488,284
Lam Research Corp. (Semiconductors & Equip.)		4,703	1,128,720
Microchip Technology, Inc. (Semiconductors & Equip.)		28,274	1,916,977
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		36,332	1,201,863
Nice Ltd. – ADR (Software)	(a)	13,614	1,954,426
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	81,139	1,009,369
SS&C Technologies Holdings, Inc. (Software)		38,967	1,707,534
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		22,654	1,426,749
WEX, Inc. (IT Svs.)	(a)	11,730	1,226,371
Xilinx, Inc. (Semiconductors & Equip.)		10,050	783,297
			27,890,168
Materials–1.0%
Sealed Air Corp. (Containers & Packaging)		31,283	773,003
Real Estate–4.2%
Crown Castle International Corp. (Equity REIT)		14,224	2,053,946
Lamar Advertising Co. Class A (Equity REIT)		26,336	1,350,510
			3,404,456
Utilities–0.4%
Alliant Energy Corp. (Electric Utilities)		6,354	306,835
Total Common Stocks (Cost $85,920,402)			$75,919,410

Money Market Funds–2.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(c)	2,364,511	$ 2,362,383
Total Money Market Funds (Cost $2,364,244)			$2,362,383
Total Investments – 97.2% (Cost $88,284,646)	(d)		$78,281,793
Other Assets in Excess of Liabilities – 2.8%			2,265,507
Net Assets – 100.0%			$80,547,300

(continued)

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,223,680 or 1.5% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at March 31, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–98.5%		Shares	Value
Communication Services–10.6%
Activision Blizzard, Inc. (Entertainment)		33,355	$ 1,983,955
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	13,049	15,162,286
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	13,021	15,140,949
AT&T, Inc. (Diversified Telecom. Svs.)		318,141	9,273,810
CenturyLink, Inc. (Diversified Telecom. Svs.)		42,966	406,458
Charter Communications, Inc. Class A (Media)	(a)	6,841	2,984,797
Comcast Corp. Class A (Media)		197,657	6,795,448
Discovery, Inc. Class A (Media)	(a)	6,897	134,078
Discovery, Inc. Class C (Media)	(a)	14,580	255,733
DISH Network Corp. Class A (Media)	(a)	11,122	222,329
Electronic Arts, Inc. (Entertainment)	(a)	12,733	1,275,465
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	104,809	17,482,141
Fox Corp. Class A (Media)		15,875	375,126
Fox Corp. Class B (Media)		6,700	153,296
Interpublic Group of Cos., Inc. / The (Media)		16,863	273,012
Live Nation Entertainment, Inc. (Entertainment)	(a)	6,119	278,170
Netflix, Inc. (Entertainment)	(a)	19,082	7,165,291
News Corp. Class A (Media)		16,737	150,215
News Corp. Class B (Media)		5,274	47,413
Omnicom Group, Inc. (Media)		9,496	521,330
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,947	586,764
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	13,836	1,160,840
Twitter, Inc. (Interactive Media & Svs.)	(a)	33,927	833,247
Verizon Communications, Inc. (Diversified Telecom. Svs.)		180,177	9,680,910
ViacomCBS, Inc. Class B (Media)		23,441	328,408
Walt Disney Co. / The (Entertainment)		78,481	7,581,265
			100,252,736
Consumer Discretionary–9.6%
Advance Auto Parts, Inc. (Specialty Retail)		3,012	281,080
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	18,141	35,369,871
Aptiv PLC (Auto Components)		11,151	549,075
AutoZone, Inc. (Specialty Retail)	(a)	1,041	880,686
Best Buy Co., Inc. (Specialty Retail)		9,942	566,694
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,826	2,456,554
BorgWarner, Inc. (Auto Components)		9,046	220,451
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	6,649	71,743
CarMax, Inc. (Specialty Retail)	(a)	7,182	386,607
Carnival Corp. (Hotels, Restaurants & Leisure)		17,480	230,212
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,118	731,619
D.R. Horton, Inc. (Household Durables)		14,655	498,270
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		5,321	289,782
Dollar General Corp. (Multiline Retail)		11,050	1,668,661
Dollar Tree, Inc. (Multiline Retail)	(a)	10,334	759,239
eBay, Inc. (Internet & Direct Marketing Retail)		33,418	1,004,545
Expedia Group, Inc. (Internet & Direct Marketing Retail)		6,080	342,122
Ford Motor Co. (Automobiles)		169,845	820,351
Gap, Inc. / The (Specialty Retail)		9,338	65,740
Garmin Ltd. (Household Durables)		6,295	471,873
General Motors Co. (Automobiles)		54,320	1,128,770
Genuine Parts Co. (Distributors)		6,315	425,189
H&R Block, Inc. (Diversified Consumer Svs.)		8,566	120,609
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		15,869	124,889
Harley-Davidson, Inc. (Automobiles)		6,631	125,525
Hasbro, Inc. (Leisure Products)		5,536	396,101
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		12,280	837,987
Home Depot, Inc. / The (Specialty Retail)		47,499	8,868,538
Kohl's Corp. (Multiline Retail)		6,744	98,395
L Brands, Inc. (Specialty Retail)		10,023	115,866
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		14,764	627,027
Leggett & Platt, Inc. (Household Durables)		5,767	153,864
Lennar Corp. Class A (Household Durables)		12,232	467,262
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LKQ Corp. (Distributors)	(a)	13,342	$ 273,644
Lowe's Cos., Inc. (Specialty Retail)		33,286	2,864,260
Macy's, Inc. (Multiline Retail)		13,615	66,850
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		11,815	883,880
McDonald's Corp. (Hotels, Restaurants & Leisure)		32,754	5,415,874
MGM Resorts International (Hotels, Restaurants & Leisure)		22,448	264,886
Mohawk Industries, Inc. (Household Durables)	(a)	2,584	197,004
Newell Brands, Inc. (Household Durables)		16,691	221,656
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		54,349	4,496,836
Nordstrom, Inc. (Multiline Retail)		4,712	72,282
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	9,399	103,013
NVR, Inc. (Household Durables)	(a)	151	387,936
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,304	994,669
PulteGroup, Inc. (Household Durables)		11,068	247,038
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,201	120,486
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,150	143,685
Ross Stores, Inc. (Specialty Retail)		15,797	1,373,865
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		7,509	241,565
Starbucks Corp. (Hotels, Restaurants & Leisure)		51,337	3,374,894
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		11,962	154,908
Target Corp. (Multiline Retail)		22,093	2,053,986
Tiffany & Co. (Specialty Retail)		4,714	610,463
TJX Cos., Inc. / The (Specialty Retail)		52,882	2,528,288
Tractor Supply Co. (Specialty Retail)		5,153	435,686
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,491	437,669
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	8,469	77,999
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	8,446	68,075
V.F. Corp. (Textiles, Apparel & Luxury Goods)		14,267	771,559
Whirlpool Corp. (Household Durables)		2,747	235,693
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		4,206	253,159
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		13,221	906,035
			91,433,040
Consumer Staples–7.7%
Altria Group, Inc. (Tobacco)		81,206	3,140,236
Archer-Daniels-Midland Co. (Food Products)		24,326	855,789
Brown-Forman Corp. Class B (Beverages)		7,967	442,248
Campbell Soup Co. (Food Products)		7,324	338,076
Church & Dwight Co., Inc. (Household Products)		10,574	678,639
Clorox Co. / The (Household Products)		5,483	949,930
Coca-Cola Co. / The (Beverages)		167,938	7,431,256
Colgate-Palmolive Co. (Household Products)		37,377	2,480,338
Conagra Brands, Inc. (Food Products)		21,266	623,944
Constellation Brands, Inc. Class A (Beverages)		7,235	1,037,210
Costco Wholesale Corp. (Food & Staples Retailing)		19,239	5,485,616
Coty, Inc. Class A (Personal Products)		12,948	66,812
Estee Lauder Cos., Inc. / The Class A (Personal Products)		9,695	1,544,801
General Mills, Inc. (Food Products)		26,324	1,389,117
Hershey Co. / The (Food Products)		6,487	859,527
Hormel Foods Corp. (Food Products)		12,129	565,697
J.M. Smucker Co. / The (Food Products)		4,969	551,559
Kellogg Co. (Food Products)		10,887	653,111
Kimberly-Clark Corp. (Household Products)		14,943	1,910,761
Kraft Heinz Co. / The (Food Products)		27,092	670,256
Kroger Co. / The (Food & Staples Retailing)		34,730	1,046,068
Lamb Weston Holdings, Inc. (Food Products)		6,372	363,841
McCormick & Co., Inc. (Food Products)		5,404	763,099
Molson Coors Beverage Co. Class B (Beverages)		8,169	318,673

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Mondelez International, Inc. Class A (Food Products)		62,797	$ 3,144,874
Monster Beverage Corp. (Beverages)	(a)	16,612	934,591
PepsiCo, Inc. (Beverages)		60,731	7,293,793
Philip Morris International, Inc. (Tobacco)		67,709	4,940,049
Procter & Gamble Co. / The (Household Products)		108,639	11,950,290
Sysco Corp. (Food & Staples Retailing)		22,220	1,013,899
Tyson Foods, Inc. Class A (Food Products)		12,901	746,581
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		32,651	1,493,783
Walmart, Inc. (Food & Staples Retailing)		61,798	7,021,489
			72,705,953
Energy–2.6%
Apache Corp. (Oil, Gas & Consumable Fuels)		16,463	68,815
Baker Hughes Co. (Energy Equip. & Svs.)		28,452	298,746
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		17,617	302,836
Chevron Corp. (Oil, Gas & Consumable Fuels)		82,308	5,964,038
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		8,787	376,523
ConocoPhillips (Oil, Gas & Consumable Fuels)		47,818	1,472,794
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		16,909	116,841
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		7,046	184,605
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		25,142	903,101
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		184,140	6,991,796
Halliburton Co. (Energy Equip. & Svs.)		38,349	262,691
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		4,598	71,959
Hess Corp. (Oil, Gas & Consumable Fuels)		11,322	377,023
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		6,409	157,085
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		84,845	1,181,042
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		34,951	114,989
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		28,376	670,241
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		16,825	165,390
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		20,892	126,188
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		39,034	452,014
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		18,062	393,932
Phillips 66 (Oil, Gas & Consumable Fuels)		19,342	1,037,698
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,242	508,026
Schlumberger Ltd. (Energy Equip. & Svs.)		60,465	815,673
TechnipFMC PLC (Energy Equip. & Svs.)		18,207	122,715
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		17,946	814,030
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		52,968	749,497
			24,700,288
Financials–10.8%
Aflac, Inc. (Insurance)		32,074	1,098,214
Allstate Corp. / The (Insurance)		14,113	1,294,586
American Express Co. (Consumer Finance)		29,268	2,505,633
American International Group, Inc. (Insurance)		37,871	918,372
Ameriprise Financial, Inc. (Capital Markets)		5,535	567,227
Aon PLC (Insurance)	(a)	10,208	1,684,728
Arthur J. Gallagher & Co. (Insurance)		8,153	664,551
Assurant, Inc. (Insurance)		2,658	276,671
Bank of America Corp. (Banks)		352,234	7,477,928
Bank of New York Mellon Corp. / The (Capital Markets)		36,321	1,223,291
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	85,225	15,581,687
BlackRock, Inc. (Capital Markets)		5,142	2,262,326
Common Stocks (Continued)		Shares	Value
Financials (continued)
Capital One Financial Corp. (Consumer Finance)		20,344	$ 1,025,744
CBOE Global Markets, Inc. (Capital Markets)		4,827	430,810
Charles Schwab Corp. / The (Capital Markets)		49,805	1,674,444
Chubb Ltd. (Insurance)		19,768	2,207,888
Cincinnati Financial Corp. (Insurance)		6,611	498,800
Citigroup, Inc. (Banks)		94,864	3,995,672
Citizens Financial Group, Inc. (Banks)		18,929	356,054
CME Group, Inc. (Capital Markets)		15,572	2,692,555
Comerica, Inc. (Banks)		6,258	183,610
Discover Financial Services (Consumer Finance)		13,684	488,108
E*TRADE Financial Corp. (Capital Markets)		9,814	336,816
Everest Re Group Ltd. (Insurance)		1,778	342,123
Fifth Third Bancorp (Banks)		31,008	460,469
First Republic Bank (Banks)		7,345	604,347
Franklin Resources, Inc. (Capital Markets)		12,091	201,799
Globe Life, Inc. (Insurance)		4,331	311,702
Goldman Sachs Group, Inc. / The (Capital Markets)		13,898	2,148,492
Hartford Financial Services Group, Inc. / The (Insurance)		15,719	553,938
Huntington Bancshares, Inc. (Banks)		45,263	371,609
Intercontinental Exchange, Inc. (Capital Markets)		24,284	1,960,933
Invesco Ltd. (Capital Markets)		16,064	145,861
JPMorgan Chase & Co. (Banks)		136,595	12,297,648
KeyCorp (Banks)		42,901	444,883
Lincoln National Corp. (Insurance)		8,639	227,378
Loews Corp. (Insurance)		11,118	387,240
M&T Bank Corp. (Banks)		5,765	596,274
MarketAxess Holdings, Inc. (Capital Markets)		1,655	550,403
Marsh & McLennan Cos., Inc. (Insurance)		22,008	1,902,812
MetLife, Inc. (Insurance)		34,141	1,043,690
Moody's Corp. (Capital Markets)		7,075	1,496,363
Morgan Stanley (Capital Markets)		50,735	1,724,990
MSCI, Inc. (Capital Markets)		3,661	1,057,883
Nasdaq, Inc. (Capital Markets)		5,004	475,130
Northern Trust Corp. (Capital Markets)		9,256	698,458
People's United Financial, Inc. (Banks)		19,265	212,878
PNC Financial Services Group, Inc. / The (Banks)		19,105	1,828,731
Principal Financial Group, Inc. (Insurance)		11,266	353,076
Progressive Corp. / The (Insurance)		25,485	1,881,812
Prudential Financial, Inc. (Insurance)		17,552	915,161
Raymond James Financial, Inc. (Capital Markets)		5,385	340,332
Regions Financial Corp. (Banks)		41,971	376,480
S&P Global, Inc. (Capital Markets)		10,662	2,612,723
State Street Corp. (Capital Markets)		15,887	846,300
SVB Financial Group (Banks)	(a)	2,242	338,721
Synchrony Financial (Consumer Finance)		24,593	395,701
T. Rowe Price Group, Inc. (Capital Markets)		10,212	997,202
Travelers Cos., Inc. / The (Insurance)		11,277	1,120,370
Truist Financial Corp. (Banks)		58,474	1,803,338
U.S. Bancorp (Banks)		61,986	2,135,418
Unum Group (Insurance)		9,087	136,396
W.R. Berkley Corp. (Insurance)		6,321	329,767
Wells Fargo & Co. (Banks)		167,502	4,807,307
Willis Towers Watson PLC (Insurance)		5,535	940,120
Zions Bancorp (Banks)		7,490	200,432
			102,022,405
Health Care–15.2%
Abbott Laboratories (Health Care Equip. & Supplies)		76,950	6,072,124
AbbVie, Inc. (Biotechnology)		64,365	4,903,969
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,973	286,401
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		13,525	968,661
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	9,669	868,180
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,134	545,159
Allergan PLC (Pharmaceuticals)		14,317	2,535,541
AmerisourceBergen Corp. (Health Care Providers & Svs.)		6,571	581,534

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Amgen, Inc. (Biotechnology)		25,868	$ 5,244,220
Anthem, Inc. (Health Care Providers & Svs.)		11,062	2,511,516
Baxter International, Inc. (Health Care Equip. & Supplies)		22,255	1,806,883
Becton Dickinson and Co. (Health Care Equip. & Supplies)		11,798	2,710,826
Biogen, Inc. (Biotechnology)	(a)	7,869	2,489,594
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	60,778	1,983,186
Bristol-Myers Squibb Co. (Pharmaceuticals)		102,052	5,688,378
Cardinal Health, Inc. (Health Care Providers & Svs.)		12,780	612,673
Centene Corp. (Health Care Providers & Svs.)	(a)	25,431	1,510,856
Cerner Corp. (Health Care Technology)		13,732	864,979
Change Healthcare, Inc. (Health Care Technology)	(a)	5,921	59,151
Cigna Corp. (Health Care Providers & Svs.)		16,290	2,886,262
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,165	596,826
CVS Health Corp. (Health Care Providers & Svs.)		56,754	3,367,215
Danaher Corp. (Health Care Equip. & Supplies)		27,807	3,848,767
DaVita, Inc. (Health Care Providers & Svs.)	(a)	3,893	296,102
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		9,686	376,107
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	9,091	1,714,744
Eli Lilly & Co. (Pharmaceuticals)		36,774	5,101,289
Gilead Sciences, Inc. (Biotechnology)		55,056	4,115,987
HCA Healthcare, Inc. (Health Care Providers & Svs.)		11,521	1,035,162
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	6,383	322,469
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	11,677	409,863
Humana, Inc. (Health Care Providers & Svs.)		5,774	1,813,151
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,750	908,400
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,404	1,749,060
Incyte Corp. (Biotechnology)	(a)	7,814	572,219
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,041	2,496,354
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,887	850,692
Johnson & Johnson (Pharmaceuticals)		114,655	15,034,710
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	4,246	536,652
McKesson Corp. (Health Care Providers & Svs.)		7,035	951,554
Medtronic PLC (Health Care Equip. & Supplies)		58,342	5,261,282
Merck & Co., Inc. (Pharmaceuticals)		110,905	8,533,031
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,064	734,703
Mylan N.V. (Pharmaceuticals)	(a)	22,574	336,578
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		4,846	364,807
Perrigo Co. PLC (Pharmaceuticals)		5,961	286,664
Pfizer, Inc. (Pharmaceuticals)		240,994	7,866,044
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		5,890	472,967
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,480	1,699,249
ResMed, Inc. (Health Care Equip. & Supplies)		6,258	921,741
STERIS PLC (Health Care Equip. & Supplies)		3,699	517,749
Stryker Corp. (Health Care Equip. & Supplies)		14,045	2,338,352
Teleflex, Inc. (Health Care Equip. & Supplies)		2,025	593,042
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		17,451	4,949,104
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		41,330	10,306,875
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		3,503	347,077
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	3,964	406,944
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	11,217	2,669,085
Waters Corp. (Life Sciences Tools & Svs.)	(a)	2,815	512,471
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		8,950	$ 904,666
Zoetis, Inc. (Pharmaceuticals)		20,774	2,444,892
			143,694,739
Industrials–8.1%
3M Co. (Industrial Conglomerates)		25,006	3,413,569
A.O. Smith Corp. (Building Products)		6,005	227,049
Alaska Air Group, Inc. (Airlines)		5,394	153,567
Allegion PLC (Building Products)		4,030	370,841
American Airlines Group, Inc. (Airlines)		17,085	208,266
AMETEK, Inc. (Electrical Equip.)		10,002	720,344
Boeing Co. / The (Aerospace & Defense)		23,324	3,478,541
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,870	388,594
Caterpillar, Inc. (Machinery)		24,102	2,796,796
Cintas Corp. (Commercial Svs. & Supplies)		3,665	634,851
Copart, Inc. (Commercial Svs. & Supplies)	(a)	8,945	612,911
CSX Corp. (Road & Rail)		33,898	1,942,355
Cummins, Inc. (Machinery)		6,695	905,967
Deere & Co. (Machinery)		13,728	1,896,660
Delta Air Lines, Inc. (Airlines)		25,155	717,672
Dover Corp. (Machinery)		6,349	532,935
Eaton Corp. PLC (Electrical Equip.)		18,008	1,399,042
Emerson Electric Co. (Electrical Equip.)		26,614	1,268,157
Equifax, Inc. (Professional Svs.)		5,290	631,891
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,393	493,261
Fastenal Co. (Trading Companies & Distributors)		25,050	782,812
FedEx Corp. (Air Freight & Logistics)		10,486	1,271,532
Flowserve Corp. (Machinery)		5,736	137,033
Fortive Corp. (Machinery)		12,917	712,889
Fortune Brands Home & Security, Inc. (Building Products)		6,058	262,009
General Dynamics Corp. (Aerospace & Defense)		10,150	1,342,946
General Electric Co. (Industrial Conglomerates)		379,450	3,012,833
Honeywell International, Inc. (Industrial Conglomerates)		31,053	4,154,581
Howmet Aerospace, Inc. (Aerospace & Defense)		16,937	272,008
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,779	324,152
IDEX Corp. (Machinery)		3,314	457,697
IHS Markit Ltd. (Professional Svs.)		17,454	1,047,240
Illinois Tool Works, Inc. (Machinery)		12,750	1,812,030
Ingersoll Rand, Inc. (Machinery)	(a)	15,075	373,860
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,703	341,528
Jacobs Engineering Group, Inc. (Construction & Engineering)		5,911	468,565
Johnson Controls International PLC (Building Products)		33,321	898,334
Kansas City Southern (Road & Rail)		4,333	551,071
L3Harris Technologies, Inc. (Aerospace & Defense)		9,639	1,736,177
Lockheed Martin Corp. (Aerospace & Defense)		10,825	3,669,134
Masco Corp. (Building Products)		12,324	426,041
Nielsen Holdings PLC (Professional Svs.)		15,591	195,511
Norfolk Southern Corp. (Road & Rail)		11,361	1,658,706
Northrop Grumman Corp. (Aerospace & Defense)		6,835	2,067,929
Old Dominion Freight Line, Inc. (Road & Rail)		4,177	548,273
PACCAR, Inc. (Machinery)		14,932	912,793
Parker-Hannifin Corp. (Machinery)		5,615	728,434
Pentair PLC (Machinery)		7,277	216,564
Quanta Services, Inc. (Construction & Engineering)		6,239	197,963
Raytheon Co. (Aerospace & Defense)		12,142	1,592,423
Republic Services, Inc. (Commercial Svs. & Supplies)		9,198	690,402
Robert Half International, Inc. (Professional Svs.)		5,152	194,488

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Rockwell Automation, Inc. (Electrical Equip.)		5,049	$ 761,945
Rollins, Inc. (Commercial Svs. & Supplies)		6,167	222,875
Roper Technologies, Inc. (Industrial Conglomerates)		4,535	1,414,058
Snap-on, Inc. (Machinery)		2,377	258,665
Southwest Airlines Co. (Airlines)		20,596	733,424
Stanley Black & Decker, Inc. (Machinery)		6,643	664,300
Textron, Inc. (Aerospace & Defense)		9,950	265,367
Trane Technologies PLC (Building Products)		10,345	854,394
TransDigm Group, Inc. (Aerospace & Defense)		2,144	686,487
Union Pacific Corp. (Road & Rail)		30,188	4,257,716
United Airlines Holdings, Inc. (Airlines)	(a)	9,476	298,968
United Parcel Service, Inc. Class B (Air Freight & Logistics)		30,562	2,855,102
United Rentals, Inc. (Trading Companies & Distributors)	(a)	3,276	337,100
United Technologies Corp. (Aerospace & Defense)	(a)	35,265	3,326,547
Verisk Analytics, Inc. (Professional Svs.)		7,081	986,950
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,902	472,647
Waste Management, Inc. (Commercial Svs. & Supplies)		17,010	1,574,446
Westinghouse Air Brake Technologies Corp. (Machinery)		7,928	381,575
Xylem, Inc. (Machinery)		7,850	511,271
			76,715,064
Information Technology–25.1%
Accenture PLC Class A (IT Svs.)		27,631	4,511,037
Adobe, Inc. (Software)	(a)	21,075	6,706,908
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	51,007	2,319,798
Akamai Technologies, Inc. (IT Svs.)	(a)	7,065	646,377
Alliance Data Systems Corp. (IT Svs.)		1,773	59,662
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		12,787	931,917
Analog Devices, Inc. (Semiconductors & Equip.)		16,046	1,438,524
ANSYS, Inc. (Software)	(a)	3,695	858,977
Apple, Inc. (Tech. Hardware, Storage & Periph.)		181,941	46,265,777
Applied Materials, Inc. (Semiconductors & Equip.)		40,281	1,845,675
Arista Networks, Inc. (Communications Equip.)	(a)	2,350	475,993
Autodesk, Inc. (Software)	(a)	9,587	1,496,531
Automatic Data Processing, Inc. (IT Svs.)		18,871	2,579,288
Broadcom, Inc. (Semiconductors & Equip.)		17,253	4,090,686
Broadridge Financial Solutions, Inc. (IT Svs.)		5,010	475,098
Cadence Design Systems, Inc. (Software)	(a)	12,263	809,849
CDW Corp. (Electronic Equip., Instr. & Comp.)		6,280	585,736
Cisco Systems, Inc. (Communications Equip.)		184,684	7,259,928
Citrix Systems, Inc. (Software)		5,029	711,855
Cognizant Technology Solutions Corp. Class A (IT Svs.)		23,835	1,107,613
Corning, Inc. (Electronic Equip., Instr. & Comp.)		33,582	689,774
DXC Technology Co. (IT Svs.)		11,198	146,134
F5 Networks, Inc. (Communications Equip.)	(a)	2,665	284,169
Fidelity National Information Services, Inc. (IT Svs.)		26,708	3,248,761
Fiserv, Inc. (IT Svs.)	(a)	24,907	2,365,916
FleetCor Technologies, Inc. (IT Svs.)	(a)	3,793	707,546
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		5,791	184,675
Fortinet, Inc. (Software)	(a)	6,206	627,861
Gartner, Inc. (IT Svs.)	(a)	3,910	389,319
Global Payments, Inc. (IT Svs.)		13,105	1,890,134
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		56,566	549,256
HP, Inc. (Tech. Hardware, Storage & Periph.)		64,529	1,120,223
Intel Corp. (Semiconductors & Equip.)		189,475	10,254,387
International Business Machines Corp. (IT Svs.)		38,529	4,274,022
Intuit, Inc. (Software)		11,351	2,610,730
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,537	169,500
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Jack Henry & Associates, Inc. (IT Svs.)		3,362	$ 521,917
Juniper Networks, Inc. (Communications Equip.)		14,670	280,784
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,197	685,925
KLA-Tencor Corp. (Semiconductors & Equip.)		6,865	986,775
Lam Research Corp. (Semiconductors & Equip.)		6,324	1,517,760
Leidos Holdings, Inc. (IT Svs.)		5,818	533,220
Mastercard, Inc. Class A (IT Svs.)		38,676	9,342,575
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		11,826	574,862
Microchip Technology, Inc. (Semiconductors & Equip.)		10,444	708,103
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	48,274	2,030,404
Microsoft Corp. (Software)		332,320	52,410,187
Motorola Solutions, Inc. (Communications Equip.)		7,463	991,982
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		9,938	414,315
NortonLifeLock, Inc. (Software)		25,060	468,873
NVIDIA Corp. (Semiconductors & Equip.)		26,647	7,024,149
Oracle Corp. (Software)		94,275	4,556,311
Paychex, Inc. (IT Svs.)		13,920	875,846
Paycom Software, Inc. (Software)	(a)	2,144	433,109
PayPal Holdings, Inc. (IT Svs.)	(a)	51,105	4,892,793
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,067	408,552
QUALCOMM, Inc. (Semiconductors & Equip.)		49,650	3,358,823
salesforce.com, Inc. (Software)	(a)	38,615	5,559,788
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		10,094	492,587
ServiceNow, Inc. (Software)	(a)	8,226	2,357,407
Skyworks Solutions, Inc. (Semiconductors & Equip.)		7,445	665,434
Synopsys, Inc. (Software)	(a)	6,480	834,559
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		14,433	908,990
Texas Instruments, Inc. (Semiconductors & Equip.)		40,680	4,065,152
VeriSign, Inc. (IT Svs.)	(a)	4,515	813,106
Visa, Inc. (IT Svs.)		74,570	12,014,718
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		12,998	540,977
Western Union Co. / The (IT Svs.)		18,318	332,105
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		8,021	151,918
Xilinx, Inc. (Semiconductors & Equip.)		10,988	856,405
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	2,348	431,093
			237,731,140
Materials–2.4%
Air Products & Chemicals, Inc. (Chemicals)		9,614	1,919,050
Albemarle Corp. (Chemicals)		4,604	259,527
Amcor PLC (Containers & Packaging)		70,825	575,099
Avery Dennison Corp. (Containers & Packaging)		3,652	372,029
Ball Corp. (Containers & Packaging)		14,236	920,500
Celanese Corp. (Chemicals)		5,260	386,031
CF Industries Holdings, Inc. (Chemicals)		9,400	255,680
Corteva, Inc. (Chemicals)		32,710	768,685
Dow, Inc. (Chemicals)		32,397	947,288
DuPont de Nemours, Inc. (Chemicals)		32,369	1,103,783
Eastman Chemical Co. (Chemicals)		5,915	275,521
Ecolab, Inc. (Chemicals)		10,936	1,704,157
FMC Corp. (Chemicals)		5,661	462,447
Freeport-McMoRan, Inc. (Metals & Mining)		62,955	424,946
International Flavors & Fragrances, Inc. (Chemicals)		4,659	475,591
International Paper Co. (Containers & Packaging)		17,126	533,132
Linde PLC (Chemicals)		23,358	4,040,934
LyondellBasell Industries N.V. Class A (Chemicals)		11,217	556,700

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Martin Marietta Materials, Inc. (Construction Materials)		2,733	$ 517,166
Mosaic Co. / The (Chemicals)		15,317	165,730
Newmont Corp. (Metals & Mining)		35,732	1,617,945
Nucor Corp. (Metals & Mining)		13,237	476,797
Packaging Corp. of America (Containers & Packaging)		4,111	356,958
PPG Industries, Inc. (Chemicals)		10,218	854,225
Sealed Air Corp. (Containers & Packaging)		6,807	168,201
Sherwin-Williams Co. / The (Chemicals)		3,583	1,646,460
Vulcan Materials Co. (Construction Materials)		5,787	625,401
Westrock Co. (Containers & Packaging)		11,260	318,208
			22,728,191
Real Estate–2.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		5,274	722,854
American Tower Corp. (Equity REIT)		19,271	4,196,260
Apartment Investment & Management Co. Class A (Equity REIT)		6,551	230,268
AvalonBay Communities, Inc. (Equity REIT)		6,099	897,590
Boston Properties, Inc. (Equity REIT)		6,278	579,020
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	14,634	551,848
Crown Castle International Corp. (Equity REIT)		18,058	2,607,575
Digital Realty Trust, Inc. (Equity REIT)		11,403	1,583,991
Duke Realty Corp. (Equity REIT)		16,045	519,537
Equinix, Inc. (Equity REIT)		3,719	2,322,776
Equity Residential (Equity REIT)		15,237	940,275
Essex Property Trust, Inc. (Equity REIT)		2,887	635,833
Extra Space Storage, Inc. (Equity REIT)		5,647	540,757
Federal Realty Investment Trust (Equity REIT)		3,084	230,097
Healthpeak Properties, Inc. (Equity REIT)		21,535	513,610
Host Hotels & Resorts, Inc. (Equity REIT)		31,269	345,210
Iron Mountain, Inc. (Equity REIT)		12,502	297,548
Kimco Realty Corp. (Equity REIT)		17,708	171,236
Mid-America Apartment Communities, Inc. (Equity REIT)		4,986	513,708
Prologis, Inc. (Equity REIT)		32,194	2,587,432
Public Storage (Equity REIT)		6,562	1,303,279
Realty Income Corp. (Equity REIT)		14,929	744,360
Regency Centers Corp. (Equity REIT)		7,357	282,729
SBA Communications Corp. (Equity REIT)		4,903	1,323,663
Simon Property Group, Inc. (Equity REIT)		13,398	735,014
SL Green Realty Corp. (Equity REIT)		3,540	152,574
UDR, Inc. (Equity REIT)		12,763	466,360
Ventas, Inc. (Equity REIT)		16,278	436,250
Vornado Realty Trust (Equity REIT)		6,861	248,437
Welltower, Inc. (Equity REIT)		17,722	811,313
Weyerhaeuser Co. (Equity REIT)		32,431	549,705
			28,041,109
Common Stocks (Continued)	Shares	Value
Utilities–3.5%
AES Corp. (Ind. Power & Renewable Elec.)	28,998	$ 394,373
Alliant Energy Corp. (Electric Utilities)	10,519	507,963
Ameren Corp. (Multi-Utilities)	10,752	783,068
American Electric Power Co., Inc. (Electric Utilities)	21,539	1,722,689
American Water Works Co., Inc. (Water Utilities)	7,872	941,176
Atmos Energy Corp. (Gas Utilities)	5,223	518,278
CenterPoint Energy, Inc. (Multi-Utilities)	21,861	337,753
CMS Energy Corp. (Multi-Utilities)	12,413	729,264
Consolidated Edison, Inc. (Multi-Utilities)	14,364	1,120,392
Dominion Energy, Inc. (Multi-Utilities)	35,743	2,580,287
DTE Energy Co. (Multi-Utilities)	8,393	797,083
Duke Energy Corp. (Electric Utilities)	31,800	2,571,984
Edison International (Electric Utilities)	15,670	858,559
Entergy Corp. (Electric Utilities)	8,678	815,472
Evergy, Inc. (Electric Utilities)	9,918	545,986
Eversource Energy (Electric Utilities)	14,102	1,102,917
Exelon Corp. (Electric Utilities)	42,356	1,559,124
FirstEnergy Corp. (Electric Utilities)	23,622	946,534
NextEra Energy, Inc. (Electric Utilities)	21,269	5,117,747
NiSource, Inc. (Multi-Utilities)	16,294	406,861
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	11,018	300,351
Pinnacle West Capital Corp. (Electric Utilities)	4,897	371,144
PPL Corp. (Electric Utilities)	33,540	827,767
Public Service Enterprise Group, Inc. (Multi-Utilities)	22,088	991,972
Sempra Energy (Multi-Utilities)	12,281	1,387,630
Southern Co. / The (Electric Utilities)	45,746	2,476,688
WEC Energy Group, Inc. (Multi-Utilities)	13,744	1,211,259
Xcel Energy, Inc. (Electric Utilities)	22,857	1,378,277
		33,302,598
Total Common Stocks (Cost $887,115,127)		$933,327,263

Money Market Funds–0.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	7,319,169	$ 7,312,582
Total Money Market Funds (Cost $7,312,441)			$7,312,582
Total Investments – 99.3% (Cost $894,427,568)	(c)		$940,639,845
Other Assets in Excess of Liabilities – 0.7%	(d)		6,870,803
Net Assets – 100.0%			$947,510,648

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $880,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	74	June 19, 2020	$9,274,936	$9,507,890	$232,954	$(116,711)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–92.7%		Shares	Value
Communication Services–7.2%
Activision Blizzard, Inc. (Entertainment)		12,721	$ 756,645
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	297	345,099
AT&T, Inc. (Diversified Telecom. Svs.)		129,379	3,771,398
CenturyLink, Inc. (Diversified Telecom. Svs.)		18,875	178,558
Cinemark Holdings, Inc. (Entertainment)		20,633	210,250
Comcast Corp. Class A (Media)		69,940	2,404,537
Discovery, Inc. Class A (Media)	(a)	49,734	966,829
Discovery, Inc. Class C (Media)	(a)	3,108	54,514
Interpublic Group of Cos., Inc. / The (Media)		19,189	310,670
Nexstar Media Group, Inc. Class A (Media)		920	53,112
Sirius XM Holdings, Inc. (Media)		203,994	1,007,730
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,903	82,174
TripAdvisor, Inc. (Interactive Media & Svs.)		11,028	191,777
Twitter, Inc. (Interactive Media & Svs.)	(a)	5,076	124,667
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	6,452	188,979
Verizon Communications, Inc. (Diversified Telecom. Svs.)		74,595	4,007,989
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		25,235	347,486
Walt Disney Co. / The (Entertainment)		28,579	2,760,732
			17,763,146
Consumer Discretionary–5.2%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	827	1,612,418
Best Buy Co., Inc. (Specialty Retail)		2,637	150,309
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4,479	64,587
CarMax, Inc. (Specialty Retail)	(a)	1,187	63,896
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	189	123,682
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		9,415	576,669
D.R. Horton, Inc. (Household Durables)		25,817	877,778
Dollar General Corp. (Multiline Retail)		3,328	502,561
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		9,086	482,467
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		22,269	162,786
Garmin Ltd. (Household Durables)		476	35,681
General Motors Co. (Automobiles)		61,405	1,275,996
Goodyear Tire & Rubber Co. / The (Auto Components)		33,496	194,947
H&R Block, Inc. (Diversified Consumer Svs.)		49,174	692,370
Harley-Davidson, Inc. (Automobiles)		2,023	38,295
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	1,566	24,696
Home Depot, Inc. / The (Specialty Retail)		8,329	1,555,108
Lithia Motors, Inc. Class A (Specialty Retail)		448	36,642
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,974	374,172
McDonald's Corp. (Hotels, Restaurants & Leisure)		11,852	1,959,728
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,000	413,700
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	3,758	47,539
Pool Corp. (Distributors)		398	78,314
Qurate Retail, Inc. (Internet & Direct Marketing Retail)	(a)	6,080	37,118
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		433	28,937
Service Corp. International (Diversified Consumer Svs.)		1,614	63,124
Common Stocks (Continued)	Shares	Value
Consumer Discretionary (continued)
Target Corp. (Multiline Retail)	12,323	$ 1,145,669
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	3,685	152,191
		12,771,380
Consumer Staples–10.4%
Clorox Co. / The (Household Products)	7,562	1,310,117
Coca-Cola Co. / The (Beverages)	45,003	1,991,383
Coca-Cola European Partners PLC (Beverages)	2,414	90,597
Colgate-Palmolive Co. (Household Products)	3,055	202,730
Costco Wholesale Corp. (Food & Staples Retailing)	2,683	765,004
Estee Lauder Cos., Inc. / The Class A (Personal Products)	2,413	384,487
General Mills, Inc. (Food Products)	55,702	2,939,395
Hershey Co. / The (Food Products)	16,069	2,129,142
J.M. Smucker Co. / The (Food Products)	4,454	494,394
Kroger Co. / The (Food & Staples Retailing)	1,175	35,391
Lamb Weston Holdings, Inc. (Food Products)	4,323	246,843
Lancaster Colony Corp. (Food Products)	220	31,821
McCormick & Co., Inc. (Food Products)	3,341	471,783
Molson Coors Beverage Co. Class B (Beverages)	37,939	1,480,000
PepsiCo, Inc. (Beverages)	15,705	1,886,171
Philip Morris International, Inc. (Tobacco)	3,392	247,480
Procter & Gamble Co. / The (Household Products)	71,332	7,846,520
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,592	255,834
Walmart, Inc. (Food & Staples Retailing)	26,070	2,962,073
		25,771,165
Energy–5.3%
Apache Corp. (Oil, Gas & Consumable Fuels)	2,949	12,327
Baker Hughes Co. (Energy Equip. & Svs.)	25,291	265,555
Chevron Corp. (Oil, Gas & Consumable Fuels)	24,863	1,801,573
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	2,858	122,465
ConocoPhillips (Oil, Gas & Consumable Fuels)	23,029	709,293
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	44,097	336,901
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	51,034	352,645
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,169	56,828
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	37,242	1,337,733
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	109,940	4,174,422
Halliburton Co. (Energy Equip. & Svs.)	5,899	40,408
Helmerich & Payne, Inc. (Energy Equip. & Svs.)	6,866	107,453
Hess Corp. (Oil, Gas & Consumable Fuels)	967	32,201
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	173,190	569,795
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	29,506	696,932
National Oilwell Varco, Inc. (Energy Equip. & Svs.)	18,633	183,162
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,539	98,996
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)	6,488	15,247
Phillips 66 (Oil, Gas & Consumable Fuels)	1,923	103,169
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,109	77,796
Range Resources Corp. (Oil, Gas & Consumable Fuels)	27,125	61,845
Schlumberger Ltd. (Energy Equip. & Svs.)	5,656	76,299
TechnipFMC PLC (Energy Equip. & Svs.)	15,428	103,985

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Transocean Ltd. (Energy Equip. & Svs.)	(a)	56,606	$ 65,663
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		21,246	963,718
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		54,612	772,760
			13,139,171
Financials–19.9%
Affiliated Managers Group, Inc. (Capital Markets)		8,856	523,744
Ally Financial, Inc. (Consumer Finance)		64,647	932,856
American Express Co. (Consumer Finance)		16,552	1,417,017
American International Group, Inc. (Insurance)		1,677	40,667
American National Insurance Co. (Insurance)		1,915	157,758
Aon PLC (Insurance)	(a)	170	28,057
Arch Capital Group Ltd. (Insurance)	(a)	6,032	171,671
Arthur J. Gallagher & Co. (Insurance)		18,598	1,515,923
Bank of America Corp. (Banks)		151,202	3,210,018
Bank of New York Mellon Corp. / The (Capital Markets)		23,820	802,258
Bank OZK (Banks)		4,827	80,611
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	43,028	7,866,809
Capital One Financial Corp. (Consumer Finance)		15,166	764,670
Charles Schwab Corp. / The (Capital Markets)		21,712	729,957
Cincinnati Financial Corp. (Insurance)		6,191	467,111
Citigroup, Inc. (Banks)		21,563	908,233
Citizens Financial Group, Inc. (Banks)		14,557	273,817
CME Group, Inc. (Capital Markets)		6,960	1,203,454
Comerica, Inc. (Banks)		1,852	54,338
Commerce Bancshares, Inc. (Banks)		6,045	304,366
Cullen / Frost Bankers, Inc. (Banks)		22,363	1,247,632
East West Bancorp, Inc. (Banks)		5,582	143,681
Equitable Holdings, Inc. (Diversified Financial Svs.)		6,497	93,882
FactSet Research Systems, Inc. (Capital Markets)		4,076	1,062,532
Fifth Third Bancorp (Banks)		11,251	167,077
First American Financial Corp. (Insurance)		16,986	720,376
First Horizon National Corp. (Banks)		4,076	32,853
Globe Life, Inc. (Insurance)		13,701	986,061
Goldman Sachs Group, Inc. / The (Capital Markets)		2,717	420,021
Hartford Financial Services Group, Inc. / The (Insurance)		6,423	226,346
Intercontinental Exchange, Inc. (Capital Markets)		9,197	742,658
Invesco Ltd. (Capital Markets)		90,776	824,246
JPMorgan Chase & Co. (Banks)		70,871	6,380,516
Lincoln National Corp. (Insurance)		4,745	124,888
Marsh & McLennan Cos., Inc. (Insurance)		9,026	780,388
Mercury General Corp. (Insurance)		2,871	116,907
MetLife, Inc. (Insurance)		15,404	470,900
MGIC Investment Corp. (Thrifts & Mortgage Finance)		4,993	31,705
Morgan Stanley (Capital Markets)		63,992	2,175,728
Nasdaq, Inc. (Capital Markets)		6,284	596,666
Northern Trust Corp. (Capital Markets)		1,322	99,758
PacWest Bancorp (Banks)		8,836	158,341
Pinnacle Financial Partners, Inc. (Banks)		3,077	115,511
PNC Financial Services Group, Inc. / The (Banks)		9,566	915,657
Progressive Corp. / The (Insurance)		900	66,456
Prudential Financial, Inc. (Insurance)		39,989	2,085,026
Regions Financial Corp. (Banks)		111,528	1,000,406
Reinsurance Group of America, Inc. (Insurance)		4,817	405,302
S&P Global, Inc. (Capital Markets)		3,396	832,190
Common Stocks (Continued)		Shares	Value
Financials (continued)
State Street Corp. (Capital Markets)		1,180	$ 62,859
Synchrony Financial (Consumer Finance)		7,665	123,330
T. Rowe Price Group, Inc. (Capital Markets)		6,529	637,557
TD Ameritrade Holding Corp. (Capital Markets)		750	25,995
Truist Financial Corp. (Banks)		10,531	324,776
U.S. Bancorp (Banks)		9,691	333,855
Unum Group (Insurance)		4,377	65,699
W.R. Berkley Corp. (Insurance)		1,238	64,586
Webster Financial Corp. (Banks)		5,104	116,882
Wells Fargo & Co. (Banks)		79,700	2,287,390
Willis Towers Watson PLC (Insurance)		2,722	462,332
Wintrust Financial Corp. (Banks)		985	32,367
Zions Bancorp (Banks)		14,551	389,385
			49,404,058
Health Care–14.9%
Abbott Laboratories (Health Care Equip. & Supplies)		23,909	1,886,659
AbbVie, Inc. (Biotechnology)		15,666	1,193,593
Allergan PLC (Pharmaceuticals)		4,550	805,805
Amgen, Inc. (Biotechnology)		1,493	302,676
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	3,751	216,845
Anthem, Inc. (Health Care Providers & Svs.)		4,691	1,065,045
Biogen, Inc. (Biotechnology)	(a)	1,309	414,141
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	192	67,307
Bristol-Myers Squibb Co. (Pharmaceuticals)		23,049	1,284,751
Cigna Corp. (Health Care Providers & Svs.)		8,963	1,588,064
CVS Health Corp. (Health Care Providers & Svs.)		43,511	2,581,508
Danaher Corp. (Health Care Equip. & Supplies)		502	69,482
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	3,903	736,184
Gilead Sciences, Inc. (Biotechnology)		51,971	3,885,352
HCA Healthcare, Inc. (Health Care Providers & Svs.)		2,988	268,472
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	8,469	297,262
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	868	210,264
Johnson & Johnson (Pharmaceuticals)		59,786	7,839,738
McKesson Corp. (Health Care Providers & Svs.)		3,512	475,033
Medtronic PLC (Health Care Equip. & Supplies)		17,094	1,541,537
Merck & Co., Inc. (Pharmaceuticals)		7,146	549,813
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	217	149,841
Mylan N.V. (Pharmaceuticals)	(a)	27,579	411,203
Pfizer, Inc. (Pharmaceuticals)		142,334	4,645,782
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,705	832,534
STERIS PLC (Health Care Equip. & Supplies)		2,315	324,031
Stryker Corp. (Health Care Equip. & Supplies)		9,136	1,521,053
Teladoc Health, Inc. (Health Care Technology)	(a)	1,181	183,067
United Therapeutics Corp. (Biotechnology)	(a)	1,375	130,384
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,572	1,140,165
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	588	139,915
Zoetis, Inc. (Pharmaceuticals)		874	102,861
			36,860,367
Industrials–8.8%
AGCO Corp. (Machinery)		17,558	829,615
Allegion PLC (Building Products)		22,102	2,033,826
AMETEK, Inc. (Electrical Equip.)		1,563	112,567
Carlisle Cos., Inc. (Industrial Conglomerates)		805	100,850
Cintas Corp. (Commercial Svs. & Supplies)		3,207	555,517
Curtiss-Wright Corp. (Aerospace & Defense)		4,793	442,921
Deere & Co. (Machinery)		667	92,153
Delta Air Lines, Inc. (Airlines)		19,452	554,966

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
EMCOR Group, Inc. (Construction & Engineering)		3,144	$ 192,790
FedEx Corp. (Air Freight & Logistics)		1,951	236,578
Fluor Corp. (Construction & Engineering)		21,178	146,340
Fortive Corp. (Machinery)		5,888	324,959
GATX Corp. (Trading Companies & Distributors)		9,300	581,808
General Electric Co. (Industrial Conglomerates)		25,420	201,835
HEICO Corp. (Aerospace & Defense)		3,841	286,577
Hexcel Corp. (Aerospace & Defense)		8,780	326,528
Honeywell International, Inc. (Industrial Conglomerates)		18,645	2,494,515
Hubbell, Inc. (Electrical Equip.)		16,094	1,846,626
IDEX Corp. (Machinery)		8,754	1,209,015
IHS Markit Ltd. (Professional Svs.)		15,012	900,720
Landstar System, Inc. (Road & Rail)		3,993	382,769
Lockheed Martin Corp. (Aerospace & Defense)		1,453	492,494
MasTec, Inc. (Construction & Engineering)	(a)	6,021	197,067
Northrop Grumman Corp. (Aerospace & Defense)		76	22,994
Oshkosh Corp. (Machinery)		7,520	483,762
PACCAR, Inc. (Machinery)		49,958	3,053,932
Parker-Hannifin Corp. (Machinery)		214	27,762
Quanta Services, Inc. (Construction & Engineering)		3,603	114,323
Raytheon Co. (Aerospace & Defense)		2,335	306,235
Robert Half International, Inc. (Professional Svs.)		849	32,050
Roper Technologies, Inc. (Industrial Conglomerates)		2,133	665,091
Snap-on, Inc. (Machinery)		8,797	957,289
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	3,643	1,082,955
Trane Technologies PLC (Building Products)		2,752	227,288
Uber Technologies, Inc. (Road & Rail)	(a)	3,373	94,174
United Rentals, Inc. (Trading Companies & Distributors)	(a)	570	58,653
W.W. Grainger, Inc. (Trading Companies & Distributors)		186	46,221
Xylem, Inc. (Machinery)		3,206	208,807
			21,924,572
Information Technology–6.5%
Adobe, Inc. (Software)	(a)	3,564	1,134,207
Analog Devices, Inc. (Semiconductors & Equip.)		780	69,927
Apple, Inc. (Tech. Hardware, Storage & Periph.)		200	50,858
Applied Materials, Inc. (Semiconductors & Equip.)		5,340	244,679
Automatic Data Processing, Inc. (IT Svs.)		3,172	433,549
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		32,488	815,449
Ciena Corp. (Communications Equip.)	(a)	2,525	100,520
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	3,911	256,679
Citrix Systems, Inc. (Software)		1,909	270,219
Cloudflare, Inc. Class A (Software)	(a)	9,229	216,697
DocuSign, Inc. (Software)	(a)	2,367	218,711
Fidelity National Information Services, Inc. (IT Svs.)		5,830	709,161
Intel Corp. (Semiconductors & Equip.)		94,914	5,136,746
Jack Henry & Associates, Inc. (IT Svs.)		4,116	638,968
Lam Research Corp. (Semiconductors & Equip.)		4,942	1,186,080
Manhattan Associates, Inc. (Software)	(a)	1,009	50,268
Mastercard, Inc. Class A (IT Svs.)		4,331	1,046,196
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		2,689	130,712
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		1,454	$ 229,310
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		6,754	223,422
Paychex, Inc. (IT Svs.)		1,657	104,259
RingCentral, Inc. Class A (Software)	(a)	1,032	218,691
ServiceNow, Inc. (Software)	(a)	305	87,407
Skyworks Solutions, Inc. (Semiconductors & Equip.)		11,352	1,014,642
Slack Technologies, Inc. Class A (Software)	(a)	7,984	214,291
VeriSign, Inc. (IT Svs.)	(a)	4,955	892,346
Zoom Video Communications, Inc. Class A (Software)	(a)	1,239	181,043
Zscaler, Inc. (Software)	(a)	3,406	207,289
			16,082,326
Materials–3.4%
Air Products & Chemicals, Inc. (Chemicals)		4,526	903,435
Alcoa Corp. (Metals & Mining)	(a)	49,145	302,733
AptarGroup, Inc. (Containers & Packaging)		3,110	309,569
Chemours Co. / The (Chemicals)		3,741	33,183
Corteva, Inc. (Chemicals)		7,518	176,673
Domtar Corp. (Paper & Forest Products)		37,280	806,739
Dow, Inc. (Chemicals)		17,857	522,139
DuPont de Nemours, Inc. (Chemicals)		3,121	106,426
FMC Corp. (Chemicals)		2,256	184,293
International Paper Co. (Containers & Packaging)		3,611	112,410
Linde PLC (Chemicals)		3,533	611,209
LyondellBasell Industries N.V. Class A (Chemicals)		21,877	1,085,756
Mosaic Co. / The (Chemicals)		58,312	630,936
Newmont Corp. (Metals & Mining)		3,586	162,374
Packaging Corp. of America (Containers & Packaging)		798	69,290
PPG Industries, Inc. (Chemicals)		15,514	1,296,970
Reliance Steel & Aluminum Co. (Metals & Mining)		7,899	691,873
Sherwin-Williams Co. / The (Chemicals)		673	309,257
Steel Dynamics, Inc. (Metals & Mining)		1,181	26,620
Westrock Co. (Containers & Packaging)		2,944	83,198
			8,425,083
Real Estate–4.2%
Alexandria Real Estate Equities, Inc. (Equity REIT)		1,968	269,734
AvalonBay Communities, Inc. (Equity REIT)		1,320	194,264
Boston Properties, Inc. (Equity REIT)		12,393	1,143,006
Camden Property Trust (Equity REIT)		906	71,791
Digital Realty Trust, Inc. (Equity REIT)		2,034	282,543
Douglas Emmett, Inc. (Equity REIT)		7,901	241,060
Equity Residential (Equity REIT)		18,781	1,158,976
Essex Property Trust, Inc. (Equity REIT)		807	177,734
Host Hotels & Resorts, Inc. (Equity REIT)		58,480	645,619
Lamar Advertising Co. Class A (Equity REIT)		7,019	359,934
National Retail Properties, Inc. (Equity REIT)		52,588	1,692,808
Park Hotels & Resorts, Inc. (Equity REIT)		32,506	257,123
Prologis, Inc. (Equity REIT)		18,468	1,484,273
QTS Realty Trust, Inc. Class A (Equity REIT)		771	44,726
Realty Income Corp. (Equity REIT)		13,828	689,464
RLJ Lodging Trust (Equity REIT)		45,688	352,711
Ventas, Inc. (Equity REIT)		14,062	376,862
Welltower, Inc. (Equity REIT)		22,017	1,007,938
			10,450,566
Utilities–6.9%
Alliant Energy Corp. (Electric Utilities)		618	29,843
Ameren Corp. (Multi-Utilities)		38,415	2,797,764
American Water Works Co., Inc. (Water Utilities)		2,367	282,998
Atmos Energy Corp. (Gas Utilities)		7,301	724,478

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
CMS Energy Corp. (Multi-Utilities)	22,417	$ 1,316,999
Consolidated Edison, Inc. (Multi-Utilities)	5,656	441,168
DTE Energy Co. (Multi-Utilities)	29,277	2,780,437
Eversource Energy (Electric Utilities)	36,209	2,831,906
NextEra Energy, Inc. (Electric Utilities)	9,148	2,201,192
Pinnacle West Capital Corp. (Electric Utilities)	23,568	1,786,219
Xcel Energy, Inc. (Electric Utilities)	30,857	1,860,677
		17,053,681
Total Common Stocks (Cost $302,135,605)		$229,645,515
Money Market Funds–2.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	6,811,872	$ 6,805,741
Total Money Market Funds (Cost $6,811,229)			$6,805,741
Total Investments – 95.5% (Cost $308,946,834)	(c)		$236,451,256
Other Assets in Excess of Liabilities – 4.5%	(d)		11,181,389
Net Assets – 100.0%			$247,632,645

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $871,200 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	66	June 19, 2020	$7,949,235	$8,480,010	$530,775	$(134,642)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds–95.3%		Rate	Maturity	Face Amount	Value
Communication Services–19.6%
Altice France SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	$1,550,000	$ 1,565,500
Altice France SA (Diversified Telecom. Svs.)	(a)	8.125%	02/01/2027	200,000	208,500
AMC Networks, Inc. (Media)		5.000%	04/01/2024	600,000	576,000
AMC Networks, Inc. (Media)		4.750%	08/01/2025	225,000	218,813
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	900,000	926,892
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	652,606
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	179,830
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	2,075,000	2,069,812
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	245,000
CSC Holdings LLC (Media)	(a)	5.375%	07/15/2023	375,000	378,750
CSC Holdings LLC (Media)		5.250%	06/01/2024	825,000	827,054
CSC Holdings LLC (Media)	(a)	7.750%	07/15/2025	525,000	546,000
CSC Holdings LLC (Media)	(a)	6.625%	10/15/2025	300,000	315,393
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,138,390
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	585,981
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	200,000	201,692
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	200,000	179,000
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	400,000	325,008
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	650,000	434,688
DISH DBS Corp. (Media)		5.875%	11/15/2024	400,000	389,532
DISH DBS Corp. (Media)		7.750%	07/01/2026	825,000	847,687
Entercom Media Corp. (Media)	(a)	7.250%	11/01/2024	575,000	480,125
Entercom Media Corp. (Media)	(a)	6.500%	05/01/2027	400,000	347,000
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	241,563
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	825,000	794,310
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	39,524
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	1,075,707	915,857
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	200,000	174,280
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	90,000
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)		5.500%	08/01/2023	300,000	184,500
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	8.500%	10/15/2024	325,000	204,653
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	9.750%	07/15/2025	350,000	218,750
Live Nation Entertainment, Inc. (Entertainment)	(a)	4.750%	10/15/2027	125,000	111,875
Match Group, Inc. (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	675,000	644,625
Match Group, Inc. (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	425,000	379,844
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	08/01/2024	1,025,000	964,771
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	293,250
Rackspace Hosting, Inc. (Interactive Media & Svs.)	(a)	8.625%	11/15/2024	975,000	867,457
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	400,000	352,000
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	700,000	644,875
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	400,000	354,000
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	75,000	63,375
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	425,000	420,746
Sirius XM Radio, Inc. (Media)	(a)	4.625%	07/15/2024	50,000	50,747
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	75,000	75,749
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	733,845
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	250,000	253,725
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	800,000	913,760
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,250,000	1,383,312
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	200,000	226,360
TEGNA, Inc. (Media)	(a)	4.625%	03/15/2028	300,000	263,625
TEGNA, Inc. (Media)	(a)	5.000%	09/15/2029	625,000	562,500
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	1,000,000	930,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	875,000	735,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	325,000	329,875
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	125,000	127,813
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	675,000	690,167
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	341,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.375%	04/15/2027	200,000	206,000
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	800,000	788,000
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	600,000	582,000
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	539,000	539,000
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	775,000	751,750
					32,083,986
Consumer Discretionary–10.2%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	1,725,000	1,647,358
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	01/15/2028	150,000	138,585
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	675,000	462,274
Adient U.S. LLC (Auto Components)	(a)	7.000%	05/15/2026	75,000	69,375
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	750,000	578,437
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	175,000	165,655
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	353,362
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	575,000	535,106
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	525,000	454,125
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.000%	08/15/2026	100,000	86,000
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	12/01/2027	75,000	61,875
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	450,000	324,990
Dana Financing Luxembourg SARL (Auto Components)	(a)	6.500%	06/01/2026	725,000	638,000
Dana, Inc. (Auto Components)		5.375%	11/15/2027	100,000	81,000

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	04/01/2025	$ 500,000	$ 450,000
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	09/15/2026	200,000	180,500
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	825,000	730,125
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	50,000	47,266
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	375,000	345,938
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	300,000	275,250
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	275,000	270,188
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		5.125%	05/01/2026	525,000	502,687
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	127,500
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	675,000	526,500
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	6.000%, 6.750% PIK	05/15/2027	400,000	280,000
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	475,000	439,572
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	299,580
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	493,500
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	823,000	699,797
Michaels Stores, Inc. (Specialty Retail)	(a)	8.000%	07/15/2027	400,000	296,000
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	700,000	518,000
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (Auto Components)	(a)	6.250%	05/15/2026	125,000	118,125
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (Auto Components)	(a)	8.500%	05/15/2027	1,300,000	1,134,120
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	625,000	143,750
Party City Holdings, Inc. (Specialty Retail)	(a)	6.625%	08/01/2026	600,000	60,000
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	875,000	737,187
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	925,000	869,685
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	775,000	645,428
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	75,000	60,750
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2025	150,000	122,955
Viking Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	05/15/2025	50,000	32,000
Viking Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.875%	09/15/2027	25,000	14,628
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	325,000	237,624
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	71,892
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	200,000	174,000
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	7.750%	04/01/2025	50,000	52,500
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	69,855
					16,623,044
Consumer Staples–3.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		6.625%	06/15/2024	750,000	761,250
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	825,000	823,977
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	101,780
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	4.875%	02/15/2030	100,000	99,000
B&G Foods, Inc. (Food Products)		5.250%	04/01/2025	350,000	341,481
Energizer Holdings, Inc. (Household Products)	(a)	5.500%	06/15/2025	125,000	121,250
Energizer Holdings, Inc. (Household Products)	(a)	6.375%	07/15/2026	100,000	101,000
Energizer Holdings, Inc. (Household Products)	(a)	7.750%	01/15/2027	150,000	155,055
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	383,312
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	10/15/2027	300,000	278,250
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	1,125,000	1,157,794
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	563,591
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	825,000	744,554
					5,632,294
Energy–8.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	675,000	468,922
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	225,000	144,000
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	400,000
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2023	400,000	160,000
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	443,812
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	125,000	86,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	10.000%	04/01/2022	100,000	53,500
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	225,000	64,688
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	130,000
Buckeye Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.125%	03/01/2025	275,000	231,825
Buckeye Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	03/01/2028	400,000	328,000
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	425,000	75,438
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	72,000
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	225,000	36,000
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	85,750
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		5.875%	03/31/2025	300,000	272,901
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.250%	10/01/2025	900,000	837,000

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	10/01/2029	$ 275,000	$ 244,750
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	11.500%	01/01/2025	752,000	120,320
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	725,000	500,250
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	675,000	351,000
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	750,000	731,250
EP Energy LLC / Everest Acquisition Finance, Inc. (Acquired 06/23/2017 through 07/27/2018, Cost $548,719) (Oil, Gas & Consumable Fuels)	(a)(c)	8.000%	11/29/2024	550,000	11,000
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	225,000	125,032
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	250,000	61,250
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	66,688
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	01/15/2026	125,000	24,427
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	210,840
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	225,000	188,437
Jagged Peak Energy LLC (Oil, Gas & Consumable Fuels)		5.875%	05/01/2026	300,000	224,340
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	75,000	25,500
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	75,000	24,000
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	672,700
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	625,000	123,437
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.250%	05/01/2026	75,000	12,000
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	75,000	57,000
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	200,000	141,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	275,000	146,781
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	200,000	111,830
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	350,000	140,000
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	100,000	33,000
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	75,000	27,750
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.625%	03/01/2026	400,000	146,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	357,000
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	100,000	18,500
SESI LLC (Energy Equip. & Svs.)		7.750%	09/15/2024	1,000,000	260,000
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	500,000	239,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	175,000	51,625
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	100,000	27,251
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	350,000	105,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	7,277
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	950,000	209,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	350,000	38,500
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2026	75,000	64,896
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/15/2028	350,000	290,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	130,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	150,000	124,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	700,000	576,100
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2027	25,000	21,313
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	700,000	564,245
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	03/01/2030	475,000	369,312
Tervita Corp. (Energy Equip. & Svs.)	(a)	7.625%	12/01/2021	450,000	315,000
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	180,000
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	850,000	531,250
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	100,000	62,000
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2025	200,000	4,000
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.050%	02/01/2030	100,000	44,013
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	425,000	31,875
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2026	325,000	21,938
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	10/15/2027	200,000	110,000
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	125,000	67,875
					13,233,513
Financials–7.7%
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	8.125%	02/15/2024	100,000	97,405
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	7.000%	11/15/2025	300,000	258,000
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	450,000	421,380
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	900,000	878,620
Ardonagh Midco 3 PLC (Insurance)	(a)	8.625%	07/15/2023	225,000	200,250
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	775,000	697,500
Atotech Alpha 2 B.V. (Diversified Financial Svs.)	(a)(b)	8.750%, 9.500% PIK	06/01/2023	250,000	225,000
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	575,000	529,719
Ford Motor Credit Co. LLC (Consumer Finance)		3.336%	03/18/2021	200,000	191,000
Ford Motor Credit Co. LLC (Consumer Finance)		3.096%	05/04/2023	200,000	177,000
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	300,000	255,750
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	275,000	253,000
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,250,000	2,227,500

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	$ 175,000	$ 163,636
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	850,000	780,206
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	161,000
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	115,000
Navient Corp. (Consumer Finance)		5.000%	03/15/2027	50,000	42,985
NFP Corp. (Insurance)	(a)	6.875%	07/15/2025	1,025,000	1,009,625
NFP Corp. (Insurance)	(a)	8.000%	07/15/2025	100,000	91,500
Outfront Media Capital LLC / Outfront Media Capital Corp. (Mortgage REIT)	(a)	4.625%	03/15/2030	75,000	66,750
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,075,000	1,069,625
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	375,000	366,675
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	6.250%	05/15/2026	200,000	206,500
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	8.250%	11/15/2026	1,050,000	1,107,750
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,050,000	976,500
					12,569,876
Health Care–15.6%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	750,000	706,792
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	389,004
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	725,000	643,437
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	125,000	130,963
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	9.000%	10/01/2025	975,000	1,026,382
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	525,000	548,625
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	53,000	51,940
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.875%	05/15/2023	39,000	38,610
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	225,000	230,625
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	1,050,000	1,034,250
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	202,060
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	525,000	553,455
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.750%	08/15/2027	175,000	180,180
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	300,000	284,010
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	375,000	389,175
Centene Corp. (Health Care Providers & Svs.)	(a)	4.750%	01/15/2025	325,000	329,062
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	06/01/2026	425,000	437,797
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	08/15/2026	225,000	229,500
Centene Corp. (Health Care Providers & Svs.)	(a)	4.250%	12/15/2027	725,000	726,377
Centene Corp. (Health Care Providers & Svs.)	(a)	4.625%	12/15/2029	875,000	879,375
Centene Corp. (Health Care Providers & Svs.)	(a)	3.375%	02/15/2030	50,000	46,500
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5.500%	04/01/2026	225,000	229,500
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	4.250%	05/01/2028	75,000	72,293
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	775,000	735,766
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.625%	01/15/2024	50,000	49,360
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.625%	02/15/2025	100,000	92,500
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	200,000	190,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,050,000	714,000
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	8.750%	10/15/2026	750,000	181,875
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	375,000	388,325
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	915,741
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	475,000	494,665
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	103,000
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	425,000	444,847
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/01/2029	275,000	290,813
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	500,000	453,941
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4.375%	09/15/2027	75,000	73,875
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	300,000	306,000
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	05/15/2027	300,000	306,750
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	1,750,000	1,780,625
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	117,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,275,000	315,563
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	400,000	84,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	325,000	260,813
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	1,375,000	1,196,332
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (Health Care Equip. & Supplies)	(a)	6.625%	05/15/2022	127,000	120,015
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(b)	8.500%, 9.250% PIK	12/01/2022	375,000	290,625
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,150,000	1,178,750
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	800,000	757,720
Surgery Center Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.750%	07/01/2025	400,000	288,000
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	1,725,000	603,750
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	175,000	174,808
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	450,000	415,125
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	125,000	119,063
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	650,000	614,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		7.000%	08/01/2025	375,000	324,375
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	300,000	285,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	425,000	405,875
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	125,000	124,739
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	1,075,000	937,077
					25,496,375

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials–10.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	$ 275,000	$ 269,158
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,400,000	1,319,360
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	975,000	928,687
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	50,000	45,500
Colfax Corp. (Machinery)	(a)	6.375%	02/15/2026	125,000	123,125
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	800,000	744,000
Cornerstone Building Brands, Inc. (Building Products)	(a)	8.000%	04/15/2026	700,000	602,000
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	6.875%	08/15/2026	225,000	234,000
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	1,025,000	1,086,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	156,625
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	9.500%	11/01/2027	1,103,000	985,972
Hillman Group, Inc. / The (Building Products)	(a)	6.375%	07/15/2022	325,000	252,281
IAA, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	06/15/2027	100,000	96,750
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	150,000	139,125
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	625,000	576,138
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	675,000	580,914
Sensata Technologies U.K. Financing Co. PLC (Electrical Equip.)	(a)	6.250%	02/15/2026	200,000	196,000
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	225,000	202,500
Standard Industries Inc. (Building Products)	(a)	5.000%	02/15/2027	1,200,000	1,092,000
Standard Industries, Inc. (Building Products)	(a)	6.000%	10/15/2025	150,000	147,420
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	275,000	231,000
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,425,000	1,303,960
Titan Acquisition Ltd. / Titan Co-Borrower LLC (Machinery)	(a)	7.750%	04/15/2026	375,000	313,125
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	255,750
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	500,000	476,075
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	332,500
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	575,000	572,125
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	813,875
TransDigm, Inc. (Aerospace & Defense)	(a)	5.500%	11/15/2027	100,000	89,750
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	145,250
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	561,757
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	100,000	101,280
United Rentals North America, Inc. (Trading Companies & Distributors)		6.500%	12/15/2026	250,000	253,750
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	250,000	243,713
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	11/15/2027	100,000	94,500
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	425,000	412,250
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	99,970
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	350,000	329,000
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	550,000	467,500
					16,875,185
Information Technology–5.1%
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		6.000%	12/01/2025	175,000	171,281
Banff Merger Sub, Inc. (IT Svs.)	(a)	9.750%	09/01/2026	425,000	374,000
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	300,000	312,687
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	150,000	150,750
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	950,000	980,875
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	75,000	72,000
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	200,000	195,500
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	150,000	151,380
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,375,000	1,339,690
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	222,185
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	275,000	250,250
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	550,000	535,249
Open Text Corp. (Software)	(a)	3.875%	02/15/2028	225,000	211,500
Open Text Holdings, Inc. (Software)	(a)	4.125%	02/15/2030	200,000	188,050
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	125,000	120,038
Qorvo, Inc. (Semiconductors & Equip.)	(a)	4.375%	10/15/2029	250,000	232,500
RP Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,075,000	1,024,260
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	25,000	24,000
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	325,000	320,128
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	775,000	799,219
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	400,000	336,000
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4.750%	02/15/2026	250,000	254,125
					8,265,667
Materials–10.5%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	1,200,000	1,030,680
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	250,000	250,700
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	281,875
Berry Global, Inc. (Containers & Packaging)		5.500%	05/15/2022	850,000	837,286
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	37,000	36,561
Berry Global, Inc. (Containers & Packaging)	(a)	4.875%	07/15/2026	475,000	479,750
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	284,108
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	775,000	705,250
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	500,000	450,000
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	900,000	846,000
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	200,000	180,550
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	450,000	461,115
Element Solutions, Inc. (Chemicals)	(a)	5.875%	12/01/2025	450,000	441,000

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	$1,400,000	$ 1,309,000
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	750,000	690,799
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	650,000	619,125
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	225,000	208,901
Freeport-McMoRan, Inc. (Metals & Mining)		4.125%	03/01/2028	425,000	372,041
Freeport-McMoRan, Inc. (Metals & Mining)		5.250%	09/01/2029	125,000	117,787
Freeport-McMoRan, Inc. (Metals & Mining)		4.250%	03/01/2030	150,000	130,320
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	450,000	416,250
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	146,700
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	89,970
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	475,000	403,750
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	150,000	130,500
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	600,000	522,000
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	900,000	720,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	276,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,350,000	1,022,706
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	220,500
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	166,250
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	570,000
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	125,000	112,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Containers & Packaging)	(a)	7.000%	07/15/2024	900,000	914,625
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	350,000	325,535
Silgan Holdings, Inc. (Containers & Packaging)	(a)	4.125%	02/01/2028	50,000	46,125
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC (Chemicals)	(a)	8.000%	10/01/2026	800,000	759,320
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	125,000	121,350
Trivium Packaging Finance BV (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	199,000
Trivium Packaging Finance BV (Containers & Packaging)	(a)	8.500%	08/15/2027	250,000	251,250
					17,147,179
Real Estate–0.3%
Ryman Hospitality Properties, Inc. (Equity REIT)	(a)	4.750%	10/15/2027	125,000	93,750
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.500%	02/15/2025	25,000	23,094
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	225,000	206,437
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.750%	02/15/2027	50,000	47,125
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	175,000	159,250
					529,656
Utilities–4.4%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	800,000	766,240
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	93,012
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	675,000	624,375
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	150,000	142,500
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	350,000	339,237
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.125%	03/15/2028	250,000	230,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	25,000	21,813
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	425,000	363,375
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	250,000	215,625
NRG Energy, Inc. (Electric Utilities)		7.250%	05/15/2026	750,000	785,625
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	250,000	260,000
NRG Energy, Inc. (Electric Utilities)	(a)	5.250%	06/15/2029	125,000	128,750
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	425,000	399,500
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	552,750
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	4.250%	01/31/2023	75,000	74,438
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	1,125,000	1,178,775
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	231,750
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.625%	02/15/2027	400,000	412,500
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	380,625
					7,200,890
Total Corporate Bonds (Cost $180,989,486)					$155,657,665

Common Stocks–0.1%		Shares	Value
Communication Services–0.0%
iHeartMedia, Inc. Class A (Media)	(d)	7,387	$ 53,999
Materials–0.1%
Hexion Holdings Corp. Class B (Chemicals)	(d)	10,888	103,436
Total Common Stocks (Cost $498,022)			$157,435

Money Market Funds–4.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(e)	6,819,657	$ 6,813,519
Total Money Market Funds (Cost $6,820,329)			$6,813,519
Total Investments – 99.6% (Cost $188,307,837)	(f)		$162,628,619
Other Assets in Excess of Liabilities – 0.4%			698,738
Net Assets – 100.0%			$163,327,357

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2020, the value of these securities totaled $110,083,977, or 67.4% of the Portfolio’s net assets.
(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Represents a security that is in default.
(d)	Non-income producing security.
(e)	Rate represents the seven-day yield at March 31, 2020.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–99.9%		Shares	Value
Communication Services–20.4%
Activision Blizzard, Inc. (Entertainment)		27,650	$ 1,644,622
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	9,699	11,269,753
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	9,693	11,271,117
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	9,951	1,002,961
Charter Communications, Inc. Class A (Media)	(a)	7,730	3,372,676
Comcast Corp. Class A (Media)		163,387	5,617,245
Electronic Arts, Inc. (Entertainment)	(a)	10,508	1,052,586
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	67,896	11,325,053
Fox Corp. Class A (Media)		12,758	301,472
Fox Corp. Class B (Media)		9,581	219,213
Liberty Global PLC Class A (Media)	(a)	6,534	107,876
Liberty Global PLC Class C (Media)	(a)	15,790	248,061
NetEase, Inc. – ADR (Entertainment)		2,626	842,841
Netflix, Inc. (Entertainment)	(a)	15,773	5,922,762
Sirius XM Holdings, Inc. (Media)		159,209	786,493
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,079	483,810
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	30,792	2,583,449
			58,051,990
Consumer Discretionary–15.5%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	13,988	27,272,683
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,506	2,026,052
Dollar Tree, Inc. (Multiline Retail)	(a)	8,517	625,744
eBay, Inc. (Internet & Direct Marketing Retail)		29,279	880,127
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5,016	282,250
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	33,360	1,351,080
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,432	840,086
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		11,766	880,214
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,789	874,070
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,723	819,759
Ross Stores, Inc. (Specialty Retail)		13,019	1,132,262
Starbucks Corp. (Hotels, Restaurants & Leisure)		42,504	2,794,213
Tesla, Inc. (Automobiles)	(a)	6,487	3,399,188
Trip.com Group Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	18,822	441,376
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,118	372,133
			43,991,237
Consumer Staples–5.9%
Costco Wholesale Corp. (Food & Staples Retailing)		15,900	4,533,567
Kraft Heinz Co. / The (Food Products)		43,949	1,087,298
Mondelez International, Inc. Class A (Food Products)		51,819	2,595,096
Monster Beverage Corp. (Beverages)	(a)	19,351	1,088,687
PepsiCo, Inc. (Beverages)		50,186	6,027,339
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		32,122	1,469,581
			16,801,568
Financials–0.3%
Willis Towers Watson PLC (Insurance)		4,627	785,896
Health Care–7.7%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	7,964	715,088
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,836	493,322
Amgen, Inc. (Biotechnology)		21,385	4,335,381
Biogen, Inc. (Biotechnology)	(a)	6,494	2,054,572
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	6,465	546,292
Cerner Corp. (Health Care Technology)		11,304	712,039
Gilead Sciences, Inc. (Biotechnology)		45,532	3,403,972
Common Stocks (Continued)		Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,087	$ 747,795
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	5,291	1,445,078
Incyte Corp. (Biotechnology)	(a)	7,752	567,679
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,160	2,060,074
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,885	1,897,007
Seattle Genetics, Inc. (Biotechnology)	(a)	6,168	711,664
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	9,255	2,202,227
			21,892,190
Industrials–2.2%
American Airlines Group, Inc. (Airlines)		15,766	192,188
Cintas Corp. (Commercial Svs. & Supplies)		3,725	645,245
Copart, Inc. (Commercial Svs. & Supplies)	(a)	8,366	573,238
CoStar Group, Inc. (Professional Svs.)	(a)	1,319	774,530
CSX Corp. (Road & Rail)		28,156	1,613,339
Fastenal Co. (Trading Companies & Distributors)		20,641	645,031
PACCAR, Inc. (Machinery)		12,448	760,946
United Airlines Holdings, Inc. (Airlines)	(a)	9,107	287,326
Verisk Analytics, Inc. (Professional Svs.)		5,898	822,063
			6,313,906
Information Technology–47.0%
Adobe, Inc. (Software)	(a)	17,422	5,544,377
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	40,079	1,822,793
Analog Devices, Inc. (Semiconductors & Equip.)		13,255	1,188,311
ANSYS, Inc. (Software)	(a)	3,030	704,384
Apple, Inc. (Tech. Hardware, Storage & Periph.)		125,361	31,878,049
Applied Materials, Inc. (Semiconductors & Equip.)		33,246	1,523,332
ASML Holding N.V. (Semiconductors & Equip.)		2,665	697,271
Autodesk, Inc. (Software)	(a)	7,903	1,233,658
Automatic Data Processing, Inc. (IT Svs.)		15,573	2,128,518
Broadcom, Inc. (Semiconductors & Equip.)		14,276	3,384,840
Cadence Design Systems, Inc. (Software)	(a)	10,099	666,938
CDW Corp. (Electronic Equip., Instr. & Comp.)		5,171	482,299
Check Point Software Technologies Ltd. (Software)	(a)	5,479	550,859
Cisco Systems, Inc. (Communications Equip.)		152,678	6,001,772
Citrix Systems, Inc. (Software)		4,687	663,445
Cognizant Technology Solutions Corp. Class A (IT Svs.)		19,707	915,784
Fiserv, Inc. (IT Svs.)	(a)	24,469	2,324,310
Intel Corp. (Semiconductors & Equip.)		156,556	8,472,811
Intuit, Inc. (Software)		9,368	2,154,640
KLA-Tencor Corp. (Semiconductors & Equip.)		5,679	816,299
Lam Research Corp. (Semiconductors & Equip.)		5,221	1,253,040
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		9,739	473,413
Microchip Technology, Inc. (Semiconductors & Equip.)		8,601	583,148
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	39,843	1,675,796
Microsoft Corp. (Software)		215,238	33,945,185
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		8,214	342,442
NVIDIA Corp. (Semiconductors & Equip.)		22,026	5,806,054
NXP Semiconductors N.V. (Semiconductors & Equip.)		10,060	834,276
Paychex, Inc. (IT Svs.)		12,882	810,535
PayPal Holdings, Inc. (IT Svs.)	(a)	42,259	4,045,877
QUALCOMM, Inc. (Semiconductors & Equip.)		41,095	2,780,077
Skyworks Solutions, Inc. (Semiconductors & Equip.)		6,132	548,078
Splunk, Inc. (Software)	(a)	5,447	687,575
Synopsys, Inc. (Software)	(a)	5,409	696,625
Texas Instruments, Inc. (Semiconductors & Equip.)		33,642	3,361,845
VeriSign, Inc. (IT Svs.)	(a)	4,226	761,060

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		10,704	$ 445,500
Workday, Inc. Class A (Software)	(a)	5,902	768,558
Xilinx, Inc. (Semiconductors & Equip.)		9,050	705,357
			133,679,131
Utilities–0.9%
Exelon Corp. (Electric Utilities)		34,986	1,287,834
Xcel Energy, Inc. (Electric Utilities)		19,299	1,163,730
			2,451,564
Total Common Stocks (Cost $243,047,368)			$283,967,482

Money Market Funds–0.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	653,586	$ 652,997
Total Money Market Funds (Cost $652,671)			$652,997
Total Investments – 100.1% (Cost $243,700,039)	(c)		$284,620,479
Liabilities in Excess of Other Assets – (0.1)%	(d)		(408,296)
Net Assets – 100.0%			$284,212,183

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $135,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	9	June 19, 2020	$1,300,089	$1,401,525	$101,436	$(12,330)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–96.4%		Shares	Value
Communication Services–10.0%
Activision Blizzard, Inc. (Entertainment)		1,558	$ 92,670
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,582	6,486,005
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,489	5,219,854
AMC Networks, Inc. Class A (Media)	(a)	15,343	372,988
AT&T, Inc. (Diversified Telecom. Svs.)		51,914	1,513,293
CenturyLink, Inc. (Diversified Telecom. Svs.)		31,698	299,863
Cinemark Holdings, Inc. (Entertainment)		16,381	166,922
Comcast Corp. Class A (Media)		50,855	1,748,395
Discovery, Inc. Class A (Media)	(a)	61,381	1,193,247
Electronic Arts, Inc. (Entertainment)	(a)	1,445	144,746
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	41,437	6,911,692
Interpublic Group of Cos., Inc. / The (Media)		75,289	1,218,929
Netflix, Inc. (Entertainment)	(a)	2,968	1,114,484
Nexstar Media Group, Inc. Class A (Media)		2,120	122,388
Sirius XM Holdings, Inc. (Media)		329,866	1,629,538
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		33,324	558,510
Twitter, Inc. (Interactive Media & Svs.)	(a)	11,831	290,569
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	19,894	582,695
Verizon Communications, Inc. (Diversified Telecom. Svs.)		43,846	2,355,845
ViacomCBS, Inc. Class A (Media)		2,614	46,608
Walt Disney Co. / The (Entertainment)		11,335	1,094,961
Yelp, Inc. (Interactive Media & Svs.)	(a)	5,677	102,356
Zynga, Inc. Class A (Entertainment)	(a)	31,162	213,460
			33,480,018
Consumer Discretionary–9.7%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	402	78,181
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	8,160	15,909,715
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	109	146,640
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		8,367	120,652
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	488	49,776
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	639	418,162
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		8,047	492,879
D.R. Horton, Inc. (Household Durables)		8,999	305,966
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,342	182,005
Dollar General Corp. (Multiline Retail)		11,438	1,727,252
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		2,624	139,334
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		376	2,749
General Motors Co. (Automobiles)		38,689	803,957
Goodyear Tire & Rubber Co. / The (Auto Components)		27,686	161,133
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	585	44,627
H&R Block, Inc. (Diversified Consumer Svs.)		42,582	599,555
Home Depot, Inc. / The (Specialty Retail)		18,579	3,468,885
International Game Technology PLC (Hotels, Restaurants & Leisure)		3,938	23,431
Lithia Motors, Inc. Class A (Specialty Retail)		361	29,526
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,944	368,485
McDonald's Corp. (Hotels, Restaurants & Leisure)		12,195	2,016,443
Common Stocks (Continued)	Shares	Value
Consumer Discretionary (continued)
Melco Resorts & Entertainment Ltd. – ADR (Hotels, Restaurants & Leisure)	8,957	$ 111,067
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	37,676	3,117,312
Pool Corp. (Distributors)	645	126,917
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,161	470,764
Target Corp. (Multiline Retail)	10,206	948,852
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	8,553	353,239
		32,217,504
Consumer Staples–7.8%
Anheuser-Busch InBev SA / N.V. – ADR (Beverages)	1,423	62,783
Clorox Co. / The (Household Products)	5,949	1,030,664
Coca-Cola Co. / The (Beverages)	64,034	2,833,504
Coca-Cola European Partners PLC (Beverages)	4,266	160,103
Colgate-Palmolive Co. (Household Products)	1,840	122,102
Costco Wholesale Corp. (Food & Staples Retailing)	7,712	2,198,923
Estee Lauder Cos., Inc. / The Class A (Personal Products)	5,876	936,282
General Mills, Inc. (Food Products)	60,651	3,200,553
Hershey Co. / The (Food Products)	21,802	2,888,765
Lancaster Colony Corp. (Food Products)	617	89,243
Molson Coors Beverage Co. Class B (Beverages)	18,752	731,516
PepsiCo, Inc. (Beverages)	33,256	3,994,046
Procter & Gamble Co. / The (Household Products)	54,759	6,023,490
Walmart, Inc. (Food & Staples Retailing)	16,546	1,879,956
		26,151,930
Energy–2.6%
Baker Hughes Co. (Energy Equip. & Svs.)	15,980	167,790
Chevron Corp. (Oil, Gas & Consumable Fuels)	8,457	612,794
ConocoPhillips (Oil, Gas & Consumable Fuels)	17,841	549,503
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	36,175	276,377
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,537	31,351
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	43,394	1,558,712
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	83,024	3,152,421
Helmerich & Payne, Inc. (Energy Equip. & Svs.)	3,986	62,381
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	101,495	333,919
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,126	380,896
National Oilwell Varco, Inc. (Energy Equip. & Svs.)	3,179	31,250
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)	16,894	39,701
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	611	42,862
Schlumberger Ltd. (Energy Equip. & Svs.)	3,358	45,299
TechnipFMC PLC (Energy Equip. & Svs.)	10,875	73,298
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	15,420	699,451
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)	36,323	513,970
		8,571,975
Financials–10.7%
Affiliated Managers Group, Inc. (Capital Markets)	4,502	266,248
Ally Financial, Inc. (Consumer Finance)	59,290	855,555

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
American Express Co. (Consumer Finance)		19,517	$ 1,670,850
Aon PLC (Insurance)	(a)	1,274	210,261
Arthur J. Gallagher & Co. (Insurance)		11,558	942,093
Bank of America Corp. (Banks)		99,872	2,120,283
Bank of New York Mellon Corp. / The (Capital Markets)		15,709	529,079
Bank OZK (Banks)		2,867	47,879
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	32,125	5,873,414
Capital One Financial Corp. (Consumer Finance)		14,592	735,729
Charles Schwab Corp. / The (Capital Markets)		33,306	1,119,748
Cincinnati Financial Corp. (Insurance)		11,197	844,814
Citizens Financial Group, Inc. (Banks)		3,744	70,425
CME Group, Inc. (Capital Markets)		4,070	703,744
Comerica, Inc. (Banks)		1,168	34,269
Cullen / Frost Bankers, Inc. (Banks)		22,951	1,280,436
FactSet Research Systems, Inc. (Capital Markets)		5,422	1,413,407
First American Financial Corp. (Insurance)		14,354	608,753
First Horizon National Corp. (Banks)		22,621	182,325
Globe Life, Inc. (Insurance)		11,906	856,875
Intercontinental Exchange, Inc. (Capital Markets)		10,690	863,217
Invesco Ltd. (Capital Markets)		4,631	42,049
JPMorgan Chase & Co. (Banks)		49,302	4,438,659
Marsh & McLennan Cos., Inc. (Insurance)		9,926	858,202
Moody's Corp. (Capital Markets)		945	199,867
Morgan Stanley (Capital Markets)		67,940	2,309,960
PNC Financial Services Group, Inc. / The (Banks)		6,852	655,873
Prudential Financial, Inc. (Insurance)		27,514	1,434,580
S&P Global, Inc. (Capital Markets)		7,691	1,884,679
T. Rowe Price Group, Inc. (Capital Markets)		2,821	275,471
Unum Group (Insurance)		23,871	358,304
Webster Financial Corp. (Banks)		3,133	71,746
Wells Fargo & Co. (Banks)		51,041	1,464,877
Willis Towers Watson PLC (Insurance)		1,998	339,360
Zions Bancorp (Banks)		1,844	49,345
			35,612,376
Health Care–15.2%
Abbott Laboratories (Health Care Equip. & Supplies)		16,047	1,266,269
AbbVie, Inc. (Biotechnology)		53,780	4,097,498
Allergan PLC (Pharmaceuticals)		862	152,660
Amgen, Inc. (Biotechnology)		10,190	2,065,819
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,419	139,842
Anthem, Inc. (Health Care Providers & Svs.)		8,342	1,893,968
Biogen, Inc. (Biotechnology)	(a)	677	214,189
Bristol-Myers Squibb Co. (Pharmaceuticals)		36,887	2,056,081
Cigna Corp. (Health Care Providers & Svs.)		5,879	1,041,641
CVS Health Corp. (Health Care Providers & Svs.)		32,310	1,916,952
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	9,471	1,786,420
Eli Lilly & Co. (Pharmaceuticals)		1,579	219,039
Gilead Sciences, Inc. (Biotechnology)		53,457	3,996,445
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,664	58,407
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,993	725,024
Incyte Corp. (Biotechnology)	(a)	2,135	156,346
Johnson & Johnson (Pharmaceuticals)		56,488	7,407,272
McKesson Corp. (Health Care Providers & Svs.)		3,322	449,334
Merck & Co., Inc. (Pharmaceuticals)		56,670	4,360,190
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	163	112,553
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Pfizer, Inc. (Pharmaceuticals)		79,674	$ 2,600,559
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	939	458,504
Stryker Corp. (Health Care Equip. & Supplies)		23,332	3,884,545
Teladoc Health, Inc. (Health Care Technology)	(a)	1,665	258,092
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		21,358	5,326,258
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,328	1,981,648
Zoetis, Inc. (Pharmaceuticals)		16,515	1,943,650
			50,569,205
Industrials–8.0%
3M Co. (Industrial Conglomerates)		2,217	302,643
AGCO Corp. (Machinery)		5,204	245,889
Allegion PLC (Building Products)		27,750	2,553,555
AMETEK, Inc. (Electrical Equip.)		11,877	855,381
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	2,067	34,188
Boeing Co. / The (Aerospace & Defense)		542	80,834
Cintas Corp. (Commercial Svs. & Supplies)		7,890	1,366,706
Curtiss-Wright Corp. (Aerospace & Defense)		910	84,093
Delta Air Lines, Inc. (Airlines)		13,166	375,626
EMCOR Group, Inc. (Construction & Engineering)		7,779	477,008
Fluor Corp. (Construction & Engineering)		16,084	111,140
Fortive Corp. (Machinery)		3,570	197,028
GATX Corp. (Trading Companies & Distributors)		20,063	1,255,141
HEICO Corp. (Aerospace & Defense)		6,724	501,678
Honeywell International, Inc. (Industrial Conglomerates)		23,864	3,192,765
Hubbell, Inc. (Electrical Equip.)		10,628	1,219,457
IDEX Corp. (Machinery)		3,613	498,991
IHS Markit Ltd. (Professional Svs.)		5,167	310,020
Illinois Tool Works, Inc. (Machinery)		620	88,114
Lockheed Martin Corp. (Aerospace & Defense)		7,823	2,651,606
MasTec, Inc. (Construction & Engineering)	(a)	12,398	405,787
Northrop Grumman Corp. (Aerospace & Defense)		1,626	491,946
Oshkosh Corp. (Machinery)		14,317	921,013
PACCAR, Inc. (Machinery)		62,504	3,820,869
Quanta Services, Inc. (Construction & Engineering)		3,528	111,943
Raytheon Co. (Aerospace & Defense)		4,253	557,781
Robert Half International, Inc. (Professional Svs.)		21,253	802,301
Roper Technologies, Inc. (Industrial Conglomerates)		1,468	457,737
Snap-on, Inc. (Machinery)		3,869	421,025
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	3,983	1,184,026
Union Pacific Corp. (Road & Rail)		642	90,548
United Parcel Service, Inc. Class B (Air Freight & Logistics)		8,840	825,833
Xylem, Inc. (Machinery)		1,428	93,006
			26,585,678
Information Technology–24.6%
Accenture PLC Class A (IT Svs.)		1,908	311,500
Adobe, Inc. (Software)	(a)	15,952	5,076,564
Analog Devices, Inc. (Semiconductors & Equip.)		450	40,342
Apple, Inc. (Tech. Hardware, Storage & Periph.)		68,595	17,443,023
Applied Materials, Inc. (Semiconductors & Equip.)		8,073	369,905
Automatic Data Processing, Inc. (IT Svs.)		29,602	4,046,001
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		10,238	256,974
Broadcom, Inc. (Semiconductors & Equip.)		146	34,617

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,201	$ 205,287
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	13,012	853,978
Cisco Systems, Inc. (Communications Equip.)		29,383	1,155,046
Citrix Systems, Inc. (Software)		4,019	568,889
Cloudflare, Inc. Class A (Software)	(a)	13,012	305,522
DocuSign, Inc. (Software)	(a)	3,337	308,339
Fiserv, Inc. (IT Svs.)	(a)	6,932	658,471
Gartner, Inc. (IT Svs.)	(a)	2,351	234,089
HP, Inc. (Tech. Hardware, Storage & Periph.)		22,343	387,874
Intel Corp. (Semiconductors & Equip.)		76,099	4,118,478
Intuit, Inc. (Software)		6,656	1,530,880
Jack Henry & Associates, Inc. (IT Svs.)		3,307	513,379
Lam Research Corp. (Semiconductors & Equip.)		6,342	1,522,080
Mastercard, Inc. Class A (IT Svs.)		27,571	6,660,051
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		4,311	209,558
Microsoft Corp. (Software)		126,775	19,993,685
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		19,604	648,500
New Relic, Inc. (Software)	(a)	1,462	67,603
NVIDIA Corp. (Semiconductors & Equip.)		10,340	2,725,624
Paychex, Inc. (IT Svs.)		33,753	2,123,739
PayPal Holdings, Inc. (IT Svs.)	(a)	12,110	1,159,411
RingCentral, Inc. Class A (Software)	(a)	1,455	308,329
salesforce.com, Inc. (Software)	(a)	10,234	1,473,491
ServiceNow, Inc. (Software)	(a)	4,886	1,400,230
Skyworks Solutions, Inc. (Semiconductors & Equip.)		10,744	960,299
Slack Technologies, Inc. Class A (Software)	(a)	11,256	302,111
Texas Instruments, Inc. (Semiconductors & Equip.)		12,345	1,233,636
Visa, Inc. (IT Svs.)		11,461	1,846,596
Workday, Inc. Class A (Software)	(a)	3,597	468,401
Zoom Video Communications, Inc. Class A (Software)	(a)	1,747	255,272
Zscaler, Inc. (Software)	(a)	4,801	292,189
			82,069,963
Materials–1.9%
Air Products & Chemicals, Inc. (Chemicals)		3,413	681,269
Alcoa Corp. (Metals & Mining)	(a)	27,017	166,425
Barrick Gold Corp. (Metals & Mining)		5,002	91,637
Domtar Corp. (Paper & Forest Products)		34,544	747,532
Dow, Inc. (Chemicals)		7,652	223,744
Ecolab, Inc. (Chemicals)		4,174	650,434
Linde PLC (Chemicals)		648	112,104
LyondellBasell Industries N.V. Class A (Chemicals)		1,219	60,499
Mosaic Co. / The (Chemicals)		32,728	354,117
PPG Industries, Inc. (Chemicals)		8,864	741,030
Reliance Steel & Aluminum Co. (Metals & Mining)		5,644	494,358
Sherwin-Williams Co. / The (Chemicals)		2,538	1,166,262
Sonoco Products Co. (Containers & Packaging)		1,051	48,714
Steel Dynamics, Inc. (Metals & Mining)		2,589	58,356
Summit Materials, Inc. Class A (Construction Materials)	(a)	13,083	196,245
Westrock Co. (Containers & Packaging)		15,448	436,561
			6,229,287
Common Stocks (Continued)	Shares	Value
Real Estate–2.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)	2,688	$ 368,417
American Tower Corp. (Equity REIT)	168	36,582
AvalonBay Communities, Inc. (Equity REIT)	2,740	403,246
Boston Properties, Inc. (Equity REIT)	18,281	1,686,057
Digital Realty Trust, Inc. (Equity REIT)	1,033	143,494
Douglas Emmett, Inc. (Equity REIT)	4,084	124,603
Equity Residential (Equity REIT)	11,822	729,536
Host Hotels & Resorts, Inc. (Equity REIT)	50,620	558,845
Lamar Advertising Co. Class A (Equity REIT)	12,851	658,999
National Retail Properties, Inc. (Equity REIT)	6,811	219,246
Park Hotels & Resorts, Inc. (Equity REIT)	60,466	478,286
Prologis, Inc. (Equity REIT)	21,855	1,756,486
QTS Realty Trust, Inc. Class A (Equity REIT)	1,015	58,880
Realty Income Corp. (Equity REIT)	5,107	254,635
RLJ Lodging Trust (Equity REIT)	32,563	251,386
Simon Property Group, Inc. (Equity REIT)	3,667	201,172
Ventas, Inc. (Equity REIT)	1,519	40,709
Welltower, Inc. (Equity REIT)	5,968	273,215
		8,243,794
Utilities–3.4%
Ameren Corp. (Multi-Utilities)	17,738	1,291,859
American Water Works Co., Inc. (Water Utilities)	4,862	581,301
CMS Energy Corp. (Multi-Utilities)	8,039	472,291
Consolidated Edison, Inc. (Multi-Utilities)	5,040	393,120
DTE Energy Co. (Multi-Utilities)	24,929	2,367,507
Eversource Energy (Electric Utilities)	30,169	2,359,517
NextEra Energy, Inc. (Electric Utilities)	7,400	1,780,588
Pinnacle West Capital Corp. (Electric Utilities)	5,340	404,719
Southwest Gas Holdings, Inc. (Gas Utilities)	4,702	327,071
Xcel Energy, Inc. (Electric Utilities)	26,068	1,571,900
		11,549,873
Total Common Stocks (Cost $362,950,176)		$321,281,603

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	11,619	$ 44,152
Total Rights (Cost $24,748)			$44,152

Money Market Funds–2.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	9,522,097	$ 9,513,527
Total Money Market Funds (Cost $9,521,608)			$9,513,527
Total Investments – 99.3% (Cost $372,496,532)	(c)		$330,839,282
Other Assets in Excess of Liabilities – 0.7%	(d)		2,376,504
Net Assets – 100.0%			$333,215,786

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $1,020,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	85	June 19, 2020	$10,244,847	$10,921,225	$676,378	$(544,035)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–92.6%		Shares	Value
Communication Services–2.4%
Cardlytics, Inc. (Media)	(a)	4,881	$ 170,640
Cargurus, Inc. (Interactive Media & Svs.)	(a)	27,040	512,138
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		17,817	1,460,459
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	6,450	169,312
Gray Television, Inc. (Media)	(a)	2,655	28,515
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	46,433
IMAX Corp. (Entertainment)	(a)	18,381	166,348
MSG Networks, Inc. Class A (Media)	(a)	12,114	123,563
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	85,180
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	18,861	151,831
TechTarget, Inc. (Media)	(a)	12,214	251,730
TrueCar, Inc. (Interactive Media & Svs.)	(a)	22,630	54,765
Yelp, Inc. (Interactive Media & Svs.)	(a)	21,958	395,903
			3,616,817
Consumer Discretionary–9.2%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	22,938	303,470
Aaron's, Inc. (Specialty Retail)		2,794	63,647
America's Car-Mart, Inc. (Specialty Retail)	(a)	1,448	81,595
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	12,841	709,208
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)		12,542	174,208
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		19,096	275,364
Brinker International, Inc. (Hotels, Restaurants & Leisure)		8,754	105,136
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		8,275	141,337
Chegg, Inc. (Diversified Consumer Svs.)	(a)	30,368	1,086,567
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		3,345	344,368
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	13,609	137,043
Core-Mark Holding Co., Inc. (Distributors)		19,257	550,173
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		2,426	201,892
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,252	174,182
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,728	231,552
Denny's Corp. (Hotels, Restaurants & Leisure)	(a)	16,339	125,484
Dorman Products, Inc. (Auto Components)	(a)	316	17,465
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	9,887	142,373
Everi Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	9,639	31,809
Fox Factory Holding Corp. (Auto Components)	(a)	2,301	96,642
Group 1 Automotive, Inc. (Specialty Retail)		1,540	68,160
Helen of Troy Ltd. (Household Durables)	(a)	4,192	603,774
iRobot Corp. (Household Durables)	(a)	6,318	258,406
LCI Industries (Auto Components)		12,871	860,169
LGI Homes, Inc. (Household Durables)	(a)	8,448	381,427
Lithia Motors, Inc. Class A (Specialty Retail)		4,604	376,561
Malibu Boats, Inc. Class A (Leisure Products)	(a)	8,590	247,306
MarineMax, Inc. (Specialty Retail)	(a)	10,934	113,932
MDC Holdings, Inc. (Household Durables)		32,719	759,081
National Vision Holdings, Inc. (Specialty Retail)	(a)	4,855	94,284
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		15,393	558,150
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		2,082	111,116
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,700	82,790
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	7,735	54,222
Red Rock Resorts, Inc. Class A (Hotels, Restaurants & Leisure)		9,427	80,601
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)		5,627	37,588
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,545	96,048
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Sleep Number Corp. (Specialty Retail)	(a)	3,682	$ 70,547
Sonic Automotive, Inc. Class A (Specialty Retail)		4,241	56,321
Sonos, Inc. (Household Durables)	(a)	4,175	35,404
Standard Motor Products, Inc. (Auto Components)		2,770	115,149
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		32,442	753,628
Strategic Education, Inc. (Diversified Consumer Svs.)		8,065	1,127,164
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		18,357	758,144
TopBuild Corp. (Household Durables)	(a)	9,488	679,720
Wingstop, Inc. (Hotels, Restaurants & Leisure)		7,068	563,320
			13,936,527
Consumer Staples–3.5%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,218	447,688
Calavo Growers, Inc. (Food Products)		13,288	766,585
Freshpet, Inc. (Food Products)	(a)	18,477	1,180,126
J&J Snack Foods Corp. (Food Products)		8,168	988,328
John B Sanfilippo & Son, Inc. (Food Products)		4,559	407,574
National Beverage Corp. (Beverages)	(a)	5,284	225,363
Performance Food Group Co. (Food & Staples Retailing)	(a)	33,308	823,374
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	8,800	163,592
USANA Health Sciences, Inc. (Personal Products)	(a)	907	52,388
Vector Group Ltd. (Tobacco)		16,507	155,496
WD-40 Co. (Household Products)		641	128,745
			5,339,259
Energy–0.3%
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		31,209	81,455
Liberty Oilfield Services, Inc. Class A (Energy Equip. & Svs.)		28,705	77,216
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	71,164	176,487
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	9,977	24,943
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	49,181
			409,282
Financials–4.7%
Ares Management Corp. Class A (Capital Markets)		17,779	549,904
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,808	253,754
BankFinancial Corp. (Banks)		5,622	49,530
eHealth, Inc. (Insurance)	(a)	2,609	367,399
Enova International, Inc. (Consumer Finance)	(a)	3,325	48,179
Essent Group Ltd. (Thrifts & Mortgage Finance)		2,453	64,612
Federated Investors, Inc. Class B (Capital Markets)		14,038	267,424
FedNat Holding Co. (Insurance)		4,051	46,505
First Financial Bankshares, Inc. (Banks)		14,976	401,956
First Savings Financial Group, Inc. (Banks)		2,205	85,885
FirstCash, Inc. (Consumer Finance)		19,193	1,376,906
Focus Financial Partners, Inc. Class A (Capital Markets)	(a)	9,231	212,405
Green Dot Corp. Class A (Consumer Finance)	(a)	3,679	93,410
Hamilton Lane, Inc. Class A (Capital Markets)		4,546	251,439
Houlihan Lokey, Inc. (Capital Markets)		7,386	384,958
Kinsale Capital Group, Inc. (Insurance)		4,045	422,824
LendingTree, Inc. (Consumer Finance)	(a)	184	33,744
Main Street Capital Corp. (Capital Markets)		110	2,256
Moelis & Co. Class A (Capital Markets)		10,504	295,162
National General Holdings Corp. (Insurance)		12,911	213,677
Pacific Mercantile Bancorp (Banks)	(a)	18,854	88,802
Regional Management Corp. (Consumer Finance)	(a)	2,547	34,792
Republic First Bancorp, Inc. (Banks)	(a)	50,682	110,994

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)		1,100	$ 5,511
RLI Corp. (Insurance)		4,374	384,606
Sandy Spring Bancorp, Inc. (Banks)		6,473	146,549
Stifel Financial Corp. (Capital Markets)		2,789	115,130
TriState Capital Holdings, Inc. (Banks)	(a)	58,595	566,614
United Insurance Holdings Corp. (Insurance)		12,756	117,865
Virtus Investment Partners, Inc. (Capital Markets)		2,932	223,155
			7,215,947
Health Care–31.5%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	28,463	1,202,562
Acceleron Pharma, Inc. (Biotechnology)	(a)	6,625	595,389
Agenus, Inc. (Biotechnology)	(a)	128,389	314,553
Aimmune Therapeutics, Inc. (Biotechnology)	(a)	5,844	84,270
Akcea Therapeutics, Inc. (Biotechnology)	(a)	2,274	32,518
Alector, Inc. (Biotechnology)	(a)	7,528	181,651
Allakos, Inc. (Biotechnology)	(a)	1,389	61,797
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	68,404
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	1,774	325,600
Amicus Therapeutics, Inc. (Biotechnology)	(a)	35,768	330,496
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	16,207	936,927
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	61,351	213,501
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	32,280	479,035
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	9,947	266,480
Arcus Biosciences, Inc. (Biotechnology)	(a)	8,261	114,663
Arena Pharmaceuticals, Inc. (Biotechnology)	(a)	2,752	115,584
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	19,362	557,045
Arvinas, Inc. (Pharmaceuticals)	(a)	2,154	86,806
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	5,726	48,728
Athersys, Inc. (Biotechnology)	(a)	60,257	180,771
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	267,847
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	1,920	112,954
Beam Therapeutics, Inc. (Biotechnology)	(a)	7,225	130,050
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	46,058	92,116
BioDelivery Sciences International, Inc. (Pharmaceuticals)	(a)	18,702	70,881
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	5,560	189,207
Blueprint Medicines Corp. (Biotechnology)	(a)	11,779	688,836
Bridgebio Pharma, Inc. (Biotechnology)	(a)	6,385	185,165
Cara Therapeutics, Inc. (Pharmaceuticals)	(a)	8,301	109,656
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	12,158	428,083
Castle Biosciences, Inc. (Biotechnology)	(a)	4,170	124,308
Castlight Health, Inc. Class B (Health Care Technology)	(a)	39,467	28,539
ChemoCentryx, Inc. (Biotechnology)	(a)	9,494	381,469
Coherus Biosciences, Inc. (Biotechnology)	(a)	22,584	366,312
CONMED Corp. (Health Care Equip. & Supplies)		1,278	73,191
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	30,175	358,781
CorVel Corp. (Health Care Providers & Svs.)	(a)	2,208	120,358
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	2,601	38,235
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	8,032	330,677
Denali Therapeutics, Inc. (Biotechnology)	(a)	8,753	153,265
Dynavax Technologies Corp. (Biotechnology)	(a)	56,145	198,192
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	4,790	220,340
Editas Medicine, Inc. (Biotechnology)	(a)	8,930	177,082
Emergent BioSolutions, Inc. (Biotechnology)	(a)	7,465	431,925
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	8,707	447,801
Ensign Group, Inc. / The (Health Care Providers & Svs.)		13,589	511,082
Epizyme, Inc. (Biotechnology)	(a)	9,867	153,037
Evolent Health, Inc. Class A (Health Care Technology)	(a)	15,103	82,009
Exact Sciences Corp. (Biotechnology)	(a)	2,213	128,354
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Fate Therapeutics, Inc. (Biotechnology)	(a)	14,554	$ 323,244
FibroGen, Inc. (Biotechnology)	(a)	19,905	691,699
Flexion Therapeutics, Inc. (Biotechnology)	(a)	10,954	86,208
Forty Seven, Inc. (Biotechnology)	(a)	3,171	302,577
GenMark Diagnostics, Inc. (Health Care Equip. & Supplies)	(a)	47,045	193,825
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	1,659	51,197
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	13,006	664,477
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	20,318	864,125
Gossamer Bio, Inc. (Biotechnology)	(a)	4,355	44,203
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	3,697	368,443
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	38,359	690,078
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	22,209	257,180
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	16,487	834,077
HMS Holdings Corp. (Health Care Technology)	(a)	5,073	128,195
Horizon Therapeutics PLC (Pharmaceuticals)	(a)	9,017	267,084
Immunomedics, Inc. (Biotechnology)	(a)	30,115	405,950
Innoviva, Inc. (Pharmaceuticals)	(a)	32,438	381,471
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	8,832	456,261
Inovalon Holdings, Inc. Class A (Health Care Technology)	(a)	25,733	428,712
Inovio Pharmaceuticals, Inc. (Biotechnology)	(a)	16,686	124,144
Insmed, Inc. (Biotechnology)	(a)	12,645	202,699
Inspire Medical Systems, Inc. (Health Care Technology)	(a)	8,320	501,530
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	6,797	427,259
Intellia Therapeutics, Inc. (Biotechnology)	(a)	27,128	331,775
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	7,405	466,219
Intersect ENT, Inc. (Pharmaceuticals)	(a)	19,785	234,452
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	6,743	103,640
Invitae Corp. (Biotechnology)	(a)	17,835	243,804
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	14,635	438,099
iRadimed Corp. (Health Care Equip. & Supplies)	(a)	4,808	102,651
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	7,148	581,490
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	54,433	549,229
Joint Corp. / The (Health Care Providers & Svs.)	(a)	5,943	64,482
KalVista Pharmaceuticals, Inc. (Biotechnology)	(a)	3,078	23,547
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	9,483	182,168
Kodiak Sciences, Inc. (Biotechnology)	(a)	3,585	171,004
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	5,017	703,383
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	3,964	288,262
LivaNova PLC (Health Care Equip. & Supplies)	(a)	2,055	92,989
Luminex Corp. (Life Sciences Tools & Svs.)		8,482	233,509
MacroGenics, Inc. (Biotechnology)	(a)	8,789	51,152
Magellan Health, Inc. (Health Care Providers & Svs.)	(a)	1,791	86,165
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	8,800	645,744
MeiraGTx Holdings PLC (Biotechnology)	(a)	1,192	16,020
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	10,544	329,500
Mirati Therapeutics, Inc. (Biotechnology)	(a)	5,261	404,413
Momenta Pharmaceuticals, Inc. (Biotechnology)	(a)	13,656	371,443
MyoKardia, Inc. (Pharmaceuticals)	(a)	5,683	266,419
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	7,675	184,584
Natera, Inc. (Biotechnology)	(a)	20,770	620,192
Neogen Corp. (Health Care Equip. & Supplies)	(a)	6,358	425,922
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	27,009	745,718
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,344	334,333

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
NextGen Healthcare, Inc. (Health Care Technology)	(a)	4,087	$ 42,668
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a)	24,645	303,873
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	20,544	1,383,433
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	2,708	137,187
Omeros Corp. (Pharmaceuticals)	(a)	9,141	122,215
Omnicell, Inc. (Health Care Technology)	(a)	17,641	1,156,897
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	22,046	67,461
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	21,511	721,264
Patterson Cos., Inc. (Health Care Providers & Svs.)		22,817	348,872
Phreesia, Inc. (Health Care Technology)	(a)	35,261	741,539
Portola Pharmaceuticals, Inc. (Biotechnology)	(a)	26,827	191,277
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	1,373	50,362
Principia Biopharma, Inc. (Biotechnology)	(a)	4,886	290,131
PTC Therapeutics, Inc. (Biotechnology)	(a)	5,894	262,931
Puma Biotechnology, Inc. (Biotechnology)	(a)	19,032	160,630
Quidel Corp. (Health Care Equip. & Supplies)	(a)	3,598	351,920
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	74,941	296,017
Ra Pharmaceuticals, Inc. (Biotechnology)	(a)	6,249	300,014
Radius Health, Inc. (Biotechnology)	(a)	13,550	176,150
Reata Pharmaceuticals, Inc. Class A (Pharmaceuticals)	(a)	1,787	257,936
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	7,454	719,609
Replimune Group, Inc. (Biotechnology)	(a)	13,279	132,392
Retrophin, Inc. (Biotechnology)	(a)	29,913	436,431
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	60,790	94,832
Sage Therapeutics, Inc. (Biotechnology)	(a)	361	10,368
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	5,737	36,545
Select Medical Holdings Corp. (Health Care Providers & Svs.)	(a)	26,126	391,890
Seres Therapeutics, Inc. (Biotechnology)	(a)	22,788	81,353
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,712	189,524
SI-BONE, Inc. (Health Care Equip. & Supplies)	(a)	8,320	99,424
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	9,097	286,374
Stemline Therapeutics, Inc. (Biotechnology)	(a)	6,478	31,354
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	23,504	422,837
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	2,752	108,484
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,107	245,257
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	6,843	440,347
Teladoc Health, Inc. (Health Care Technology)	(a)	13,720	2,126,737
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,823	26,251
TherapeuticsMD, Inc. (Pharmaceuticals)	(a)	28,331	30,031
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	6,507	150,377
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	11,168	134,909
Tricida, Inc. (Pharmaceuticals)	(a)	6,117	134,574
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	4,223	188,599
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		13,245	913,905
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	16,464	731,496
UNITY Biotechnology, Inc. (Biotechnology)	(a)	7,381	42,810
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a)	15,755	163,222
Veracyte, Inc. (Biotechnology)	(a)	19,226	467,384
Vericel Corp. (Biotechnology)	(a)	14,818	135,881
Vocera Communications, Inc. (Health Care Technology)	(a)	20,173	428,475
Xencor, Inc. (Biotechnology)	(a)	14,313	427,672
			47,975,599
Industrials–16.0%
Advanced Drainage Systems, Inc. (Building Products)		33,488	985,887
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	11,696	$ 489,244
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		16,923	773,720
ASGN, Inc. (Professional Svs.)	(a)	15,392	543,645
Atkore International Group, Inc. (Electrical Equip.)	(a)	21,257	447,885
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	7,306	517,046
Blue Bird Corp. (Machinery)	(a)	25,254	276,026
BMC Stock Holdings, Inc. (Trading Companies & Distributors)	(a)	9,917	175,828
Builders FirstSource, Inc. (Building Products)	(a)	40,981	501,198
Comfort Systems, U.S.A., Inc. (Construction & Engineering)		33,932	1,240,215
Covenant Transportation Group, Inc. Class A (Road & Rail)	(a)	6,504	56,390
CRA International, Inc. (Professional Svs.)		3,417	114,162
EMCOR Group, Inc. (Construction & Engineering)		10,856	665,690
ESCO Technologies, Inc. (Machinery)		26,754	2,030,896
Evoqua Water Technologies Corp. (Machinery)	(a)	30,410	340,896
Exponent, Inc. (Professional Svs.)		8,061	579,667
Federal Signal Corp. (Machinery)		9,136	249,230
Forrester Research, Inc. (Professional Svs.)	(a)	4,676	136,679
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	37,100	381,759
Franklin Covey Co. (Professional Svs.)	(a)	29,486	458,212
Franklin Electric Co., Inc. (Machinery)		3,026	142,615
Generac Holdings, Inc. (Electrical Equip.)	(a)	4,813	448,427
H&E Equipment Services, Inc. (Trading Companies & Distributors)		8,101	118,923
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		7,343	175,571
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	11,812	241,674
Hillenbrand, Inc. (Machinery)		8,789	167,958
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	1,237	56,246
ICF International, Inc. (Professional Svs.)		6,114	420,032
Insperity, Inc. (Professional Svs.)		22,175	827,127
John Bean Technologies Corp. (Machinery)		7,998	594,011
Kforce, Inc. (Professional Svs.)		20,786	531,498
Landstar System, Inc. (Road & Rail)		4,643	445,078
Marten Transport Ltd. (Road & Rail)		45,145	926,375
MasTec, Inc. (Construction & Engineering)	(a)	15,807	517,363
McGrath RentCorp (Commercial Svs. & Supplies)		22,338	1,170,064
Mercury Systems, Inc. (Aerospace & Defense)	(a)	7,375	526,132
Miller Industries, Inc. (Machinery)		4,975	140,693
Mobile Mini, Inc. (Commercial Svs. & Supplies)		36,251	950,864
Moog, Inc. Class A (Aerospace & Defense)		2,852	144,112
MYR Group, Inc. (Construction & Engineering)	(a)	3,819	100,020
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	39,594
RBC Bearings, Inc. (Machinery)	(a)	3,439	387,885
Rexnord Corp. (Machinery)		9,238	209,425
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	7,969	586,678
SPX Corp. (Machinery)	(a)	16,252	530,465
Steelcase, Inc. Class A (Commercial Svs. & Supplies)		41,726	411,836
Sunrun, Inc. (Electrical Equip.)	(a)	7,372	74,457
Tetra Tech, Inc. (Commercial Svs. & Supplies)		4,713	332,832
Trex Co., Inc. (Building Products)	(a)	14,477	1,160,187
TriNet Group, Inc. (Professional Svs.)	(a)	20,132	758,171
Wabash National Corp. (Machinery)		6,850	49,457
Watts Water Technologies, Inc. Class A (Machinery)		2,884	244,131
			24,394,176
Information Technology–17.4%
2U, Inc. (Software)	(a)	6,390	135,596
8x8, Inc. (Software)	(a)	4,446	61,622
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a)	21,555	1,045,202
Alarm.com Holdings, Inc. (Software)	(a)	22,837	888,588

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Ambarella, Inc. (Semiconductors & Equip.)	(a)	14,040	$ 681,782
Appfolio, Inc. Class A (Software)	(a)	878	97,414
Benefitfocus, Inc. (Software)	(a)	68,425	609,667
Blackbaud, Inc. (Software)		2,281	126,710
Blackline, Inc. (Software)	(a)	4,928	259,262
Bottomline Technologies DE, Inc. (Software)	(a)	18,107	663,621
Box, Inc. Class A (Software)	(a)	63,260	888,170
Brooks Automation, Inc. (Semiconductors & Equip.)		9,015	274,957
Ciena Corp. (Communications Equip.)	(a)	7,590	302,158
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	22,067	1,448,257
CommVault Systems, Inc. (Software)	(a)	33,190	1,343,531
Cornerstone OnDemand, Inc. (Software)	(a)	3,013	95,663
CSG Systems International, Inc. (IT Svs.)		25,002	1,046,334
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	9,336	301,459
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,034	565,709
Everbridge, Inc. (Software)	(a)	4,389	466,814
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,733	203,672
Five9, Inc. (Software)	(a)	10,186	778,822
FormFactor, Inc. (Semiconductors & Equip.)	(a)	15,727	315,955
Hackett Group, Inc. / The (IT Svs.)		8,456	107,560
Inphi Corp. (Semiconductors & Equip.)	(a)	4,782	378,591
International Money Express, Inc. (IT Svs.)	(a)	18,136	165,582
ManTech International Corp. Class A (IT Svs.)		7,747	562,974
MAXIMUS, Inc. (IT Svs.)		7,728	449,770
Model N, Inc. (Software)	(a)	28,241	627,233
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,077	86,031
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,916	1,303,691
Paylocity Holding Corp. (Software)	(a)	8,144	719,278
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		10,698	440,865
Perficient, Inc. (IT Svs.)	(a)	1,773	48,031
Power Integrations, Inc. (Semiconductors & Equip.)		8,251	728,811
Progress Software Corp. (Software)		5,584	178,688
PROS Holdings, Inc. (Software)	(a)	7,486	232,291
Q2 Holdings, Inc. (Software)	(a)	2,089	123,376
Qualys, Inc. (Software)	(a)	11,907	1,035,790
Radware Ltd. (Communications Equip.)	(a)	5,120	107,878
Rapid7, Inc. (Software)	(a)	27,513	1,192,138
Repay Holdings Corp. (IT Svs.)	(a)	33,718	483,853
RingCentral, Inc. Class A (Software)	(a)	3,451	731,301
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,716	162,025
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	1,797	153,482
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)		1,921	70,424
SPS Commerce, Inc. (Software)	(a)	32,062	1,491,204
SVMK, Inc. (Software)	(a)	6,437	86,964
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	33,370	531,250
Verra Mobility Corp. (IT Svs.)	(a)	37,926	270,792
Virtusa Corp. (IT Svs.)	(a)	4,151	117,888
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	10,183	437,665
Workiva, Inc. (Software)	(a)	6,526	210,986
Yext, Inc. (Software)	(a)	56,073	571,384
			26,408,761
Common Stocks (Continued)		Shares	Value
Materials–2.5%
Balchem Corp. (Chemicals)		1,746	$ 172,365
Boise Cascade Co. (Paper & Forest Products)		25,760	612,573
Ingevity Corp. (Chemicals)	(a)	6,085	214,192
Innospec, Inc. (Chemicals)		2,599	180,604
Materion Corp. (Metals & Mining)		12,749	446,342
Novagold Resources, Inc. (Metals & Mining)	(a)	23,926	176,574
PolyOne Corp. (Chemicals)		61,779	1,171,948
Silgan Holdings, Inc. (Containers & Packaging)		12,779	370,847
Summit Materials, Inc. Class A (Construction Materials)	(a)	14,621	219,315
Venator Materials PLC (Chemicals)	(a)	146,203	251,469
			3,816,229
Real Estate–4.1%
DiamondRock Hospitality Co. (Equity REIT)		12,179	61,869
EastGroup Properties, Inc. (Equity REIT)		7,103	742,121
First Industrial Realty Trust, Inc. (Equity REIT)		30,556	1,015,376
Four Corners Property Trust, Inc. (Equity REIT)		20,146	376,932
Hersha Hospitality Trust (Equity REIT)		7,331	26,245
NexPoint Residential Trust, Inc. (Equity REIT)		25,792	650,216
Plymouth Industrial REIT, Inc. (Equity REIT)		12,071	134,712
QTS Realty Trust, Inc. Class A (Equity REIT)		33,467	1,941,421
RLJ Lodging Trust (Equity REIT)		20,841	160,893
RMR Group, Inc. / The Class A (Real Estate Mgmt. & Development)		8,260	222,772
Ryman Hospitality Properties, Inc. (Equity REIT)		15,337	549,831
Summit Hotel Properties, Inc. (Equity REIT)		65,553	276,634
Uniti Group, Inc. (Equity REIT)		11,919	71,872
			6,230,894
Utilities–1.0%
American States Water Co. (Water Utilities)		6,749	551,663
New Jersey Resources Corp. (Gas Utilities)		17,180	583,605
Northwest Natural Holding Co. (Gas Utilities)		2,915	180,001
SJW Group (Water Utilities)		2,033	117,447
Southwest Gas Holdings, Inc. (Gas Utilities)		1,577	109,696
			1,542,412
Total Common Stocks (Cost $175,452,483)			$140,885,903

Rights–0.0%	Quantity	Value
Health Care–0.0%
Alder BioPharmaceuticals, Inc. CVR (Pharmaceuticals)	14,631	$ 12,875
Total Rights (Cost $12,876)		$12,875

Money Market Funds–2.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	4,088,765	$ 4,085,085
Total Money Market Funds (Cost $4,086,802)			$4,085,085
Total Investments – 95.3% (Cost $179,552,161)	(c)		$144,983,863
Other Assets in Excess of Liabilities – 4.7%	(d)		7,109,883
Net Assets – 100.0%			$152,093,746

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $646,100 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	91	June 19, 2020	$4,689,578	$5,221,580	$532,002	$(30,940)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–97.8%		Shares	Value
Communication Services–2.0%
AMC Networks, Inc. Class A (Media)	(a)	11,780	$ 286,372
Cable One, Inc. (Media)		1,343	2,207,905
Cinemark Holdings, Inc. (Entertainment)		28,494	290,354
John Wiley & Sons, Inc. Class A (Media)		11,693	438,371
Meredith Corp. (Media)		10,744	131,292
New York Times Co. / The Class A (Media)		38,423	1,179,970
TEGNA, Inc. (Media)		57,975	629,608
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		26,141	438,123
TripAdvisor, Inc. (Interactive Media & Svs.)		28,084	488,381
World Wrestling Entertainment, Inc. Class A (Entertainment)		12,685	430,402
Yelp, Inc. (Interactive Media & Svs.)	(a)	17,075	307,862
			6,828,640
Consumer Discretionary–11.8%
Aaron's, Inc. (Specialty Retail)		17,949	408,878
Adient PLC (Auto Components)	(a)	23,267	211,032
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	14,432	386,633
American Eagle Outfitters, Inc. (Specialty Retail)		42,452	337,493
AutoNation, Inc. (Specialty Retail)	(a)	15,738	441,608
Bed Bath & Beyond, Inc. (Specialty Retail)		33,829	142,420
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		21,393	308,487
Brinker International, Inc. (Hotels, Restaurants & Leisure)		9,989	119,968
Brunswick Corp. (Leisure Products)		21,804	771,207
Caesars Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	149,182	1,008,470
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		11,800	775,614
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		10,976	187,470
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		8,491	520,074
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		9,475	975,451
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		7,761	541,485
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		6,431	535,188
Dana, Inc. (Auto Components)		38,470	300,451
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	7,478	1,002,052
Delphi Technologies PLC (Auto Components)	(a)	23,006	185,198
Dick's Sporting Goods, Inc. (Specialty Retail)		16,998	361,377
Dillard's, Inc. Class A (Multiline Retail)		2,635	97,363
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		10,335	3,349,263
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		22,143	1,175,793
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	17,461	251,438
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	31,670	1,217,395
Five Below, Inc. (Specialty Retail)	(a)	14,881	1,047,325
Foot Locker, Inc. (Specialty Retail)		28,610	630,851
Gentex Corp. (Auto Components)		67,616	1,498,371
Goodyear Tire & Rubber Co. / The (Auto Components)		62,161	361,777
Graham Holdings Co. Class B (Diversified Consumer Svs.)		1,163	396,781
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	12,890	983,314
Grubhub, Inc. (Internet & Direct Marketing Retail)	(a)	24,443	995,563
Helen of Troy Ltd. (Household Durables)	(a)	6,726	968,746
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		6,322	221,586
KB Home (Household Durables)		22,898	414,454
Lear Corp. (Auto Components)		14,708	1,195,025
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		10,001	555,856
Mattel, Inc. (Leisure Products)	(a)	92,672	816,440
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Murphy U.S.A., Inc. (Specialty Retail)	(a)	7,728	$ 651,934
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	14,617	677,352
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		5,892	314,456
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	29,123	368,406
Polaris, Inc. (Leisure Products)		15,370	740,066
Pool Corp. (Distributors)		10,702	2,105,833
RH (Specialty Retail)	(a)	4,367	438,753
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	31,092	251,223
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	14,456	140,223
Service Corp. International (Diversified Consumer Svs.)		48,855	1,910,719
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		21,011	263,478
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	35,793	849,726
Taylor Morrison Home Corp. (Household Durables)	(a)	35,352	388,872
Tempur Sealy International, Inc. (Household Durables)	(a)	12,144	530,814
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		17,439	720,231
Thor Industries, Inc. (Automobiles)		14,754	622,324
Toll Brothers, Inc. (Household Durables)		32,264	621,082
TRI Pointe Group, Inc. (Household Durables)	(a)	37,216	326,384
Urban Outfitters, Inc. (Specialty Retail)	(a)	18,855	268,495
Visteon Corp. (Auto Components)	(a)	7,475	358,651
W.W. International, Inc. (Diversified Consumer Svs.)	(a)	12,416	209,955
Wendy's Co. / The (Hotels, Restaurants & Leisure)		49,190	731,947
Williams-Sonoma, Inc. (Specialty Retail)		20,745	882,077
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		24,244	526,095
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		25,437	801,520
			41,398,513
Consumer Staples–3.6%
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	32,653	831,672
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	2,463	905,300
Casey's General Stores, Inc. (Food & Staples Retailing)		9,832	1,302,642
Darling Ingredients, Inc. (Food Products)	(a)	43,758	838,841
Edgewell Personal Care Co. (Personal Products)	(a)	14,489	348,895
Energizer Holdings, Inc. (Household Products)		17,196	520,179
Flowers Foods, Inc. (Food Products)		51,446	1,055,672
Hain Celestial Group, Inc. / The (Food Products)	(a)	21,473	557,654
Ingredion, Inc. (Food Products)		17,845	1,347,297
Lancaster Colony Corp. (Food Products)		5,289	765,001
Nu Skin Enterprises, Inc. Class A (Personal Products)		14,847	324,407
Pilgrim's Pride Corp. (Food Products)	(a)	14,008	253,825
Post Holdings, Inc. (Food Products)	(a)	17,765	1,473,962
Sanderson Farms, Inc. (Food Products)		5,270	649,896
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	31,577	587,016
Tootsie Roll Industries, Inc. (Food Products)		4,619	166,095
TreeHouse Foods, Inc. (Food Products)	(a)	15,025	663,354
			12,591,708
Energy–1.0%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		79,388	166,715
Apergy Corp. (Energy Equip. & Svs.)	(a)	20,704	119,048
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		27,212	457,978

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	49,872	$ 265,319
Core Laboratories N.V. (Energy Equip. & Svs.)		11,861	122,643
EQT Corp. (Oil, Gas & Consumable Fuels)		68,330	483,093
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		55,157	277,440
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	29,306	72,679
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		39,924	244,734
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		51,998	122,195
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		27,228	192,774
Transocean Ltd. (Energy Equip. & Svs.)	(a)	153,729	178,326
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		17,478	440,096
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	111,164	339,050
			3,482,090
Financials–15.4%
Affiliated Managers Group, Inc. (Capital Markets)		13,170	778,874
Alleghany Corp. (Insurance)		3,847	2,124,890
American Financial Group, Inc. (Insurance)		20,005	1,401,950
Associated Banc-Corp. (Banks)		42,590	544,726
BancorpSouth Bank (Banks)		25,647	485,241
Bank of Hawaii Corp. (Banks)		10,765	594,659
Bank OZK (Banks)		32,311	539,594
Brighthouse Financial, Inc. (Insurance)	(a)	29,205	705,885
Brown & Brown, Inc. (Insurance)		62,504	2,263,895
Cathay General Bancorp (Banks)		20,239	464,485
CIT Group, Inc. (Banks)		25,318	436,989
CNO Financial Group, Inc. (Insurance)		40,397	500,519
Commerce Bancshares, Inc. (Banks)		27,720	1,395,702
Cullen / Frost Bankers, Inc. (Banks)		15,218	849,012
East West Bancorp, Inc. (Banks)		38,923	1,001,878
Eaton Vance Corp. (Capital Markets)		30,242	975,304
Evercore, Inc. Class A (Capital Markets)		10,447	481,189
FactSet Research Systems, Inc. (Capital Markets)		10,142	2,643,817
Federated Investors, Inc. Class B (Capital Markets)		25,679	489,185
First American Financial Corp. (Insurance)		30,026	1,273,403
First Financial Bankshares, Inc. (Banks)		36,309	974,534
First Horizon National Corp. (Banks)		83,174	670,382
FirstCash, Inc. (Consumer Finance)		11,407	818,338
FNB Corp. (Banks)		86,848	640,070
Fulton Financial Corp. (Banks)		43,867	504,032
Genworth Financial, Inc. Class A (Insurance)	(a)	134,528	446,633
Hancock Whitney Corp. (Banks)		23,311	455,031
Hanover Insurance Group, Inc. / The (Insurance)		10,529	953,717
Home BancShares, Inc. (Banks)		41,472	497,249
Interactive Brokers Group, Inc. Class A (Capital Markets)		20,514	885,589
International Bancshares Corp. (Banks)		15,335	412,205
Janus Henderson Group PLC (Capital Markets)		41,593	637,205
Jefferies Financial Group, Inc. (Diversified Financial Svs.)		63,934	873,978
Kemper Corp. (Insurance)		16,745	1,245,326
Legg Mason, Inc. (Capital Markets)		21,809	1,065,370
LendingTree, Inc. (Consumer Finance)	(a)	2,050	375,949
Mercury General Corp. (Insurance)		7,250	295,220
Navient Corp. (Consumer Finance)		45,474	344,693
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		124,916	1,172,961
Old Republic International Corp. (Insurance)		76,271	1,163,133
PacWest Bancorp (Banks)		32,029	573,960
Pinnacle Financial Partners, Inc. (Banks)		19,237	722,157
Primerica, Inc. (Insurance)		11,055	978,146
Prosperity Bancshares, Inc. (Banks)		25,233	1,217,492
Reinsurance Group of America, Inc. (Insurance)		16,735	1,408,083
RenaissanceRe Holdings Ltd. (Insurance)		11,804	1,762,573
Common Stocks (Continued)		Shares	Value
Financials (continued)
RLI Corp. (Insurance)		10,666	$ 937,861
SEI Investments Co. (Capital Markets)		33,735	1,563,280
Selective Insurance Group, Inc. (Insurance)		15,877	789,087
Signature Bank (Banks)		14,430	1,160,028
SLM Corp. (Consumer Finance)		112,839	811,312
Sterling Bancorp (Banks)		54,004	564,342
Stifel Financial Corp. (Capital Markets)		18,275	754,392
Synovus Financial Corp. (Banks)		39,169	687,808
TCF Financial Corp. (Banks)		41,003	929,128
Texas Capital Bancshares, Inc. (Banks)	(a)	13,450	298,186
Trustmark Corp. (Banks)		17,176	400,201
UMB Financial Corp. (Banks)		11,547	535,550
Umpqua Holdings Corp. (Banks)		58,861	641,585
United Bankshares, Inc. (Banks)		27,138	626,345
Valley National Bancorp (Banks)		104,692	765,298
Washington Federal, Inc. (Thrifts & Mortgage Finance)		20,941	543,628
Webster Financial Corp. (Banks)		24,599	563,317
Wintrust Financial Corp. (Banks)		15,254	501,246
			54,117,817
Health Care–11.6%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	23,673	434,400
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	43,398	305,522
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	8,621	1,582,298
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	26,757	769,799
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	12,811	345,000
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	5,775	2,024,484
Bio-Techne Corp. (Life Sciences Tools & Svs.)		10,187	1,931,659
Cantel Medical Corp. (Health Care Equip. & Supplies)		10,015	359,539
Catalent, Inc. (Pharmaceuticals)	(a)	41,364	2,148,860
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	13,054	1,647,545
Chemed Corp. (Health Care Providers & Svs.)		4,279	1,853,663
Encompass Health Corp. (Health Care Providers & Svs.)		26,354	1,687,447
Exelixis, Inc. (Biotechnology)	(a)	81,213	1,398,488
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	20,574	875,012
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	13,547	1,350,094
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	18,945	958,428
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		17,844	1,795,106
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,139	1,036,896
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	19,049	850,919
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	4,412	320,841
LivaNova PLC (Health Care Equip. & Supplies)	(a)	12,937	585,399
Masimo Corp. (Health Care Equip. & Supplies)	(a)	13,113	2,322,575
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	22,532	262,272
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	16,759	2,341,400
Nektar Therapeutics (Pharmaceuticals)	(a)	47,021	839,325
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	13,919	705,137
Patterson Cos., Inc. (Health Care Providers & Svs.)		23,026	352,068
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	8,585	1,385,018
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	16,905	1,403,791
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	13,427	492,502
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	12,523	1,208,970
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	16,646	656,185

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	27,770	$ 399,888
United Therapeutics Corp. (Biotechnology)	(a)	11,729	1,112,202
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		19,777	3,011,048
			40,753,780
Industrials–15.7%
Acuity Brands, Inc. (Electrical Equip.)		10,591	907,225
AECOM (Construction & Engineering)	(a)	41,987	1,253,312
AGCO Corp. (Machinery)		16,754	791,626
ASGN, Inc. (Professional Svs.)	(a)	14,113	498,471
Avis Budget Group, Inc. (Road & Rail)	(a)	15,194	211,197
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	15,861	1,122,483
Brink's Co. / The (Commercial Svs. & Supplies)		13,371	695,961
Carlisle Cos., Inc. (Industrial Conglomerates)		15,148	1,897,741
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	13,724	704,590
Colfax Corp. (Machinery)	(a)	22,347	442,471
Crane Co. (Machinery)		13,627	670,176
Curtiss-Wright Corp. (Aerospace & Defense)		11,410	1,054,398
Deluxe Corp. (Commercial Svs. & Supplies)		11,253	291,790
Donaldson Co., Inc. (Machinery)		33,828	1,306,776
Dycom Industries, Inc. (Construction & Engineering)	(a)	8,426	216,127
EMCOR Group, Inc. (Construction & Engineering)		15,009	920,352
EnerSys (Electrical Equip.)		11,302	559,675
Fluor Corp. (Construction & Engineering)		37,466	258,890
FTI Consulting, Inc. (Professional Svs.)	(a)	10,058	1,204,647
GATX Corp. (Trading Companies & Distributors)		9,382	586,938
Generac Holdings, Inc. (Electrical Equip.)	(a)	16,717	1,557,523
Graco, Inc. (Machinery)		44,578	2,172,286
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		19,811	473,681
Herman Miller, Inc. (Commercial Svs. & Supplies)		15,785	350,427
HNI Corp. (Commercial Svs. & Supplies)		11,446	288,325
Hubbell, Inc. (Electrical Equip.)		14,537	1,667,975
Insperity, Inc. (Professional Svs.)		10,049	374,828
ITT, Inc. (Machinery)		23,441	1,063,284
JetBlue Airways Corp. (Airlines)	(a)	77,164	690,618
KAR Auction Services, Inc. (Commercial Svs. & Supplies)		34,419	413,028
Kennametal, Inc. (Machinery)		22,146	412,359
Kirby Corp. (Marine)	(a)	16,023	696,520
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		32,840	1,077,152
Landstar System, Inc. (Road & Rail)		10,548	1,011,131
Lennox International, Inc. (Building Products)		9,372	1,703,736
Lincoln Electric Holdings, Inc. (Machinery)		16,344	1,127,736
ManpowerGroup, Inc. (Professional Svs.)		15,760	835,122
MasTec, Inc. (Construction & Engineering)	(a)	16,118	527,542
Mercury Systems, Inc. (Aerospace & Defense)	(a)	14,844	1,058,971
MSA Safety, Inc. (Commercial Svs. & Supplies)		9,526	964,031
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		12,040	661,839
Nordson Corp. (Machinery)		13,676	1,847,217
NOW, Inc. (Trading Companies & Distributors)	(a)	29,081	150,058
nVent Electric PLC (Electrical Equip.)		41,594	701,691
Oshkosh Corp. (Machinery)		18,191	1,170,227
Owens Corning (Building Products)		29,077	1,128,478
Regal Beloit Corp. (Electrical Equip.)		10,943	688,862
Resideo Technologies, Inc. (Building Products)	(a)	32,827	158,883
Ryder System, Inc. (Road & Rail)		14,244	376,611
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	24,357	1,183,263
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	9,748	2,897,788
Terex Corp. (Machinery)		17,533	251,774
Tetra Tech, Inc. (Commercial Svs. & Supplies)		14,591	1,030,416
Timken Co. / The (Machinery)		18,120	586,001
Toro Co. / The (Machinery)		28,493	1,854,609
Trex Co., Inc. (Building Products)	(a)	15,593	1,249,623
Trinity Industries, Inc. (Machinery)		26,233	421,564
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Valmont Industries, Inc. (Construction & Engineering)		5,754	$ 609,809
Watsco, Inc. (Trading Companies & Distributors)		8,726	1,378,970
Werner Enterprises, Inc. (Road & Rail)		11,838	429,246
Woodward, Inc. (Machinery)		15,072	895,880
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	24,670	1,202,662
			54,936,592
Information Technology–16.2%
ACI Worldwide, Inc. (Software)	(a)	30,898	746,187
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	21,770	1,129,210
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		26,986	677,349
Belden, Inc. (Electronic Equip., Instr. & Comp.)		10,328	372,634
Blackbaud, Inc. (Software)		13,147	730,316
Cabot Microelectronics Corp. (Semiconductors & Equip.)		7,779	887,895
CACI International, Inc. Class A (IT Svs.)	(a)	6,693	1,413,227
CDK Global, Inc. (Software)		32,448	1,065,917
Ceridian HCM Holding, Inc. (Software)	(a)	26,938	1,348,786
Ciena Corp. (Communications Equip.)	(a)	41,348	1,646,064
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	15,449	1,013,918
Cognex Corp. (Electronic Equip., Instr. & Comp.)		45,678	1,928,525
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,455	686,877
CommVault Systems, Inc. (Software)	(a)	11,240	454,995
CoreLogic, Inc. (IT Svs.)		21,254	649,097
Cree, Inc. (Semiconductors & Equip.)	(a)	28,789	1,020,858
Cypress Semiconductor Corp. (Semiconductors & Equip.)		98,712	2,301,964
Fair Isaac Corp. (Software)	(a)	7,741	2,381,828
First Solar, Inc. (Semiconductors & Equip.)	(a)	20,285	731,477
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	23,311	664,363
InterDigital, Inc. (Communications Equip.)		8,321	371,366
J2 Global, Inc. (Software)		12,374	926,194
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		37,130	912,655
KBR, Inc. (IT Svs.)		37,878	783,317
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		6,511	868,698
LiveRamp Holdings, Inc. (IT Svs.)	(a)	18,094	595,654
LogMeIn, Inc. (Software)		13,048	1,086,637
Lumentum Holdings, Inc. (Communications Equip.)	(a)	20,634	1,520,726
Manhattan Associates, Inc. (Software)	(a)	17,080	850,926
MAXIMUS, Inc. (IT Svs.)		17,101	995,278
MKS Instruments, Inc. (Semiconductors & Equip.)		14,570	1,186,726
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		10,798	1,808,233
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		31,527	1,042,913
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	34,106	603,676
NetScout Systems, Inc. (Communications Equip.)	(a)	17,603	416,663
Perspecta, Inc. (IT Svs.)		36,754	670,393
PTC, Inc. (Software)	(a)	27,783	1,700,597
Sabre Corp. (IT Svs.)		73,206	434,112
Science Applications International Corp. (IT Svs.)		13,114	978,698
Semtech Corp. (Semiconductors & Equip.)	(a)	17,707	664,013
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	11,593	990,158
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	12,993	1,063,867
Synaptics, Inc. (Semiconductors & Equip.)	(a)	8,944	517,589
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		10,921	798,325
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	9,468	1,238,888
Teradata Corp. (Software)	(a)	30,070	616,134
Teradyne, Inc. (Semiconductors & Equip.)		44,791	2,426,328
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	66,590	2,119,560
Tyler Technologies, Inc. (Software)	(a)	10,420	3,090,155

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Universal Display Corp. (Semiconductors & Equip.)		11,333	$ 1,493,463
ViaSat, Inc. (Communications Equip.)	(a)	15,415	553,707
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		35,375	509,754
WEX, Inc. (IT Svs.)	(a)	11,571	1,209,748
			56,896,638
Materials–5.8%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	33,701	286,459
AptarGroup, Inc. (Containers & Packaging)		17,087	1,700,840
Ashland Global Holdings, Inc. (Chemicals)		16,098	806,027
Cabot Corp. (Chemicals)		15,229	397,781
Carpenter Technology Corp. (Metals & Mining)		12,755	248,723
Chemours Co. / The (Chemicals)		43,701	387,628
Commercial Metals Co. (Metals & Mining)		31,713	500,748
Compass Minerals International, Inc. (Metals & Mining)		9,057	348,423
Domtar Corp. (Paper & Forest Products)		15,308	331,265
Eagle Materials, Inc. (Construction Materials)		11,127	650,039
Greif, Inc. Class A (Containers & Packaging)		7,018	218,190
Ingevity Corp. (Chemicals)	(a)	11,179	393,501
Louisiana-Pacific Corp. (Paper & Forest Products)		31,393	539,332
Minerals Technologies, Inc. (Chemicals)		9,316	337,798
NewMarket Corp. (Chemicals)		1,974	755,785
O-I Glass, Inc. (Containers & Packaging)		41,598	295,762
Olin Corp. (Chemicals)		42,678	498,052
PolyOne Corp. (Chemicals)		24,122	457,594
Reliance Steel & Aluminum Co. (Metals & Mining)		17,816	1,560,503
Royal Gold, Inc. (Metals & Mining)		17,532	1,537,732
RPM International, Inc. (Chemicals)		34,662	2,062,389
Scotts Miracle-Gro Co. / The (Chemicals)		10,590	1,084,416
Sensient Technologies Corp. (Chemicals)		11,311	492,142
Silgan Holdings, Inc. (Containers & Packaging)		20,725	601,440
Sonoco Products Co. (Containers & Packaging)		26,755	1,240,094
Steel Dynamics, Inc. (Metals & Mining)		57,587	1,298,011
United States Steel Corp. (Metals & Mining)		45,449	286,783
Valvoline, Inc. (Chemicals)		50,355	659,147
Worthington Industries, Inc. (Metals & Mining)		9,865	258,956
			20,235,560
Real Estate–9.7%
American Campus Communities, Inc. (Equity REIT)		36,726	1,019,147
Brixmor Property Group, Inc. (Equity REIT)		79,610	756,295
Camden Property Trust (Equity REIT)		25,882	2,050,890
CoreCivic, Inc. (Equity REIT)		31,833	355,575
CoreSite Realty Corp. (Equity REIT)		10,073	1,167,461
Corporate Office Properties Trust (Equity REIT)		29,952	662,838
Cousins Properties, Inc. (Equity REIT)		39,227	1,148,174
CyrusOne, Inc. (Equity REIT)		30,257	1,868,370
Diversified Healthcare Trust (Equity REIT)		63,587	230,821
Douglas Emmett, Inc. (Equity REIT)		44,056	1,344,149
EastGroup Properties, Inc. (Equity REIT)		10,266	1,072,592
EPR Properties (Equity REIT)		20,971	507,918
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
First Industrial Realty Trust, Inc. (Equity REIT)	33,932	$ 1,127,560
GEO Group, Inc. / The (Equity REIT)	32,415	394,166
Healthcare Realty Trust, Inc. (Equity REIT)	35,746	998,386
Highwoods Properties, Inc. (Equity REIT)	27,729	982,161
JBG SMITH Properties (Equity REIT)	31,548	1,004,173
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	13,775	1,390,999
Kilroy Realty Corp. (Equity REIT)	26,069	1,660,595
Lamar Advertising Co. Class A (Equity REIT)	22,989	1,178,876
Life Storage, Inc. (Equity REIT)	12,469	1,178,944
Macerich Co. / The (Equity REIT)	29,451	165,809
Mack-Cali Realty Corp. (Equity REIT)	24,204	368,627
Medical Properties Trust, Inc. (Equity REIT)	138,304	2,391,276
National Retail Properties, Inc. (Equity REIT)	45,876	1,476,748
Omega Healthcare Investors, Inc. (Equity REIT)	58,402	1,549,989
Park Hotels & Resorts, Inc. (Equity REIT)	63,985	506,121
Pebblebrook Hotel Trust (Equity REIT)	34,917	380,246
PotlatchDeltic Corp. (Equity REIT)	17,967	563,984
PS Business Parks, Inc. (Equity REIT)	5,353	725,439
Rayonier, Inc. (Equity REIT)	34,563	813,959
Sabra Health Care REIT, Inc. (Equity REIT)	54,867	599,148
Service Properties Trust (Equity REIT)	43,986	237,524
Spirit Realty Capital, Inc. (Equity REIT)	26,656	697,054
Taubman Centers, Inc. (Equity REIT)	16,363	685,282
Urban Edge Properties (Equity REIT)	30,781	271,181
Weingarten Realty Investors (Equity REIT)	32,329	466,507
		33,998,984
Utilities–5.0%
ALLETE, Inc. (Electric Utilities)	13,810	837,991
Black Hills Corp. (Multi-Utilities)	16,426	1,051,757
Essential Utilities, Inc. (Water Utilities)	57,691	2,348,024
Hawaiian Electric Industries, Inc. (Electric Utilities)	29,127	1,253,917
IDACORP, Inc. (Electric Utilities)	13,470	1,182,531
MDU Resources Group, Inc. (Multi-Utilities)	53,560	1,151,540
National Fuel Gas Co. (Gas Utilities)	23,073	860,392
New Jersey Resources Corp. (Gas Utilities)	25,527	867,152
NorthWestern Corp. (Multi-Utilities)	13,484	806,748
OGE Energy Corp. (Electric Utilities)	53,504	1,644,178
ONE Gas, Inc. (Gas Utilities)	14,096	1,178,707
PNM Resources, Inc. (Electric Utilities)	21,290	809,020
Southwest Gas Holdings, Inc. (Gas Utilities)	14,601	1,015,646
Spire, Inc. (Gas Utilities)	13,625	1,014,790
UGI Corp. (Gas Utilities)	55,866	1,489,946
		17,512,339
Total Common Stocks (Cost $447,682,817)		$342,752,661

Money Market Funds–1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	3,651,666	$ 3,648,379
Total Money Market Funds (Cost $3,650,477)			$3,648,379
Total Investments – 98.9% (Cost $451,333,294)	(c)		$346,401,040
Other Assets in Excess of Liabilities – 1.1%	(d)		3,981,419
Net Assets – 100.0%			$350,382,459

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $782,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	46	June 19, 2020	$6,584,653	$6,613,880	$29,227	$(57,289)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–98.6%		Shares	Value
Communication Services–11.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	1,799	$ 2,090,348
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,075	2,412,831
AMC Networks, Inc. Class A (Media)	(a)	2,524	61,358
Cinemark Holdings, Inc. (Entertainment)		5,975	60,885
Comcast Corp. Class A (Media)		887	30,495
Discovery, Inc. Class A (Media)	(a)	10,294	200,115
Electronic Arts, Inc. (Entertainment)	(a)	186	18,632
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	17,186	2,866,625
Interpublic Group of Cos., Inc. / The (Media)		12,582	203,703
Netflix, Inc. (Entertainment)	(a)	2,203	827,227
Nexstar Media Group, Inc. Class A (Media)		857	49,475
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,179	18,204
Sirius XM Holdings, Inc. (Media)		108,649	536,726
Spotify Technology SA (Entertainment)	(a)	91	11,051
TripAdvisor, Inc. (Interactive Media & Svs.)		1,357	23,598
Twitter, Inc. (Interactive Media & Svs.)	(a)	6,358	156,152
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	4,518	132,332
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,398	43,236
Zynga, Inc. Class A (Entertainment)	(a)	31,013	212,439
			9,955,432
Consumer Discretionary–14.0%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	535	104,047
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,373	6,576,406
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	32	43,050
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		5,799	83,622
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	1,158	118,116
CarMax, Inc. (Specialty Retail)	(a)	236	12,704
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	476	311,494
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3,488	213,640
D.R. Horton, Inc. (Household Durables)		3,125	106,250
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,381	129,669
Dollar General Corp. (Multiline Retail)		2,892	436,721
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		367	118,934
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		3,074	163,229
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	359	27,386
H&R Block, Inc. (Diversified Consumer Svs.)		8,986	126,523
Home Depot, Inc. / The (Specialty Retail)		4,925	919,547
Lithia Motors, Inc. Class A (Specialty Retail)		1,227	100,356
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,991	377,394
McDonald's Corp. (Hotels, Restaurants & Leisure)		109	18,023
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		12,654	1,046,992
Pool Corp. (Distributors)		1,027	202,083
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		346	23,123
Service Corp. International (Diversified Consumer Svs.)		548	21,432
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,554	299,380
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Strategic Education, Inc. (Diversified Consumer Svs.)		67	$ 9,364
Target Corp. (Multiline Retail)		401	37,281
Tesla, Inc. (Automobiles)	(a)	817	428,108
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,891	160,698
TJX Cos., Inc. / The (Specialty Retail)		3,280	156,817
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	463	24,743
			12,397,132
Consumer Staples–4.9%
Church & Dwight Co., Inc. (Household Products)		580	37,224
Clorox Co. / The (Household Products)		2,680	464,310
Coca-Cola Co. / The (Beverages)		7,495	331,654
Coca-Cola European Partners PLC (Beverages)		2,126	79,789
Costco Wholesale Corp. (Food & Staples Retailing)		2,696	768,710
Estee Lauder Cos., Inc. / The Class A (Personal Products)		2,185	348,158
General Mills, Inc. (Food Products)		10,171	536,724
Hershey Co. / The (Food Products)		3,803	503,897
Molson Coors Beverage Co. Class B (Beverages)		3,616	141,060
PepsiCo, Inc. (Beverages)		8,528	1,024,213
Procter & Gamble Co. / The (Household Products)		844	92,840
			4,328,579
Energy–0.1%
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		2,591	19,795
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		214	7,687
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		11,333	37,286
			64,768
Financials–2.8%
Ally Financial, Inc. (Consumer Finance)		10,170	146,753
American Express Co. (Consumer Finance)		2,574	220,360
Aon PLC (Insurance)	(a)	327	53,968
Charles Schwab Corp. / The (Capital Markets)		8,330	280,055
Cullen / Frost Bankers, Inc. (Banks)		1,971	109,962
FactSet Research Systems, Inc. (Capital Markets)		1,808	471,309
First American Financial Corp. (Insurance)		3,819	161,964
Intercontinental Exchange, Inc. (Capital Markets)		1,174	94,801
Moody's Corp. (Capital Markets)		334	70,641
Morgan Stanley (Capital Markets)		4,069	138,346
Prudential Financial, Inc. (Insurance)		688	35,872
S&P Global, Inc. (Capital Markets)		2,482	608,214
T. Rowe Price Group, Inc. (Capital Markets)		123	12,011
TD Ameritrade Holding Corp. (Capital Markets)		1,553	53,827
			2,458,083
Health Care–15.1%
Abbott Laboratories (Health Care Equip. & Supplies)		1,317	103,924
AbbVie, Inc. (Biotechnology)		17,039	1,298,201
Amgen, Inc. (Biotechnology)		3,810	772,401
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,029	117,296
Anthem, Inc. (Health Care Providers & Svs.)		2,049	465,205
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	137	48,027
Bristol-Myers Squibb Co. (Pharmaceuticals)		4,148	231,210
Centene Corp. (Health Care Providers & Svs.)	(a)	321	19,071

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cigna Corp. (Health Care Providers & Svs.)		564	$ 99,930
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	875	235,611
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	3,314	625,087
Eli Lilly & Co. (Pharmaceuticals)		2,213	306,987
Gilead Sciences, Inc. (Biotechnology)		9,725	727,041
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,781	431,429
Incyte Corp. (Biotechnology)	(a)	3,074	225,109
Johnson & Johnson (Pharmaceuticals)		5,013	657,355
McKesson Corp. (Health Care Providers & Svs.)		353	47,747
Merck & Co., Inc. (Pharmaceuticals)		19,920	1,532,645
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	108	74,575
Moderna, Inc. (Biotechnology)	(a)	1,206	36,120
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	186	90,822
Stryker Corp. (Health Care Equip. & Supplies)		7,103	1,182,578
Teladoc Health, Inc. (Health Care Technology)	(a)	453	70,220
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,027	2,001,773
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	467	73,025
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,459	1,061,019
Waters Corp. (Life Sciences Tools & Svs.)	(a)	108	19,661
Zoetis, Inc. (Pharmaceuticals)		7,085	833,834
			13,387,903
Industrials–7.5%
3M Co. (Industrial Conglomerates)		94	12,832
Allegion PLC (Building Products)		7,616	700,824
Boeing Co. / The (Aerospace & Defense)		1,188	177,178
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		464	30,717
Cintas Corp. (Commercial Svs. & Supplies)		3,153	546,163
Copart, Inc. (Commercial Svs. & Supplies)	(a)	1,423	97,504
Curtiss-Wright Corp. (Aerospace & Defense)		341	31,512
Delta Air Lines, Inc. (Airlines)		653	18,630
EMCOR Group, Inc. (Construction & Engineering)		5,224	320,336
GATX Corp. (Trading Companies & Distributors)		3,680	230,221
HEICO Corp. (Aerospace & Defense)		3,972	296,351
Hexcel Corp. (Aerospace & Defense)		713	26,516
Honeywell International, Inc. (Industrial Conglomerates)		3,735	499,706
Hubbell, Inc. (Electrical Equip.)		2,927	335,844
IHS Markit Ltd. (Professional Svs.)		2,169	130,140
Illinois Tool Works, Inc. (Machinery)		758	107,727
Lennox International, Inc. (Building Products)		64	11,635
Lockheed Martin Corp. (Aerospace & Defense)		1,829	619,939
MasTec, Inc. (Construction & Engineering)	(a)	3,540	115,864
Northrop Grumman Corp. (Aerospace & Defense)		959	290,145
Oshkosh Corp. (Machinery)		698	44,902
PACCAR, Inc. (Machinery)		12,266	749,821
Raytheon Co. (Aerospace & Defense)		1,185	155,413
Robert Half International, Inc. (Professional Svs.)		4,696	177,274
Rockwell Automation, Inc. (Electrical Equip.)		78	11,771
Roper Technologies, Inc. (Industrial Conglomerates)		416	129,713
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	207	15,239
Snap-on, Inc. (Machinery)		550	59,851
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,244	369,804
Union Pacific Corp. (Road & Rail)		267	37,658
Common Stocks (Continued)		Shares	Value
Industrials (continued)
United Parcel Service, Inc. Class B (Air Freight & Logistics)		2,631	$ 245,788
W.W. Grainger, Inc. (Trading Companies & Distributors)		171	42,493
Xylem, Inc. (Machinery)		784	51,062
			6,690,573
Information Technology–39.9%
Accenture PLC Class A (IT Svs.)		2,827	461,536
Adobe, Inc. (Software)	(a)	5,881	1,871,569
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	1,930	87,776
Analog Devices, Inc. (Semiconductors & Equip.)		331	29,674
Apple, Inc. (Tech. Hardware, Storage & Periph.)		32,034	8,145,926
Applied Materials, Inc. (Semiconductors & Equip.)		634	29,050
Automatic Data Processing, Inc. (IT Svs.)		9,738	1,330,990
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		3,726	93,523
Broadcom, Inc. (Semiconductors & Equip.)		223	52,873
CDW Corp. (Electronic Equip., Instr. & Comp.)		346	32,271
Ciena Corp. (Communications Equip.)	(a)	1,846	73,489
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	4,277	280,700
Cisco Systems, Inc. (Communications Equip.)		17,729	696,927
Citrix Systems, Inc. (Software)		1,318	186,563
Cloudflare, Inc. Class A (Software)	(a)	3,545	83,237
DocuSign, Inc. (Software)	(a)	1,966	181,658
Fiserv, Inc. (IT Svs.)	(a)	4,693	445,788
Fortinet, Inc. (Software)	(a)	141	14,265
Gartner, Inc. (IT Svs.)	(a)	2,148	213,876
HP, Inc. (Tech. Hardware, Storage & Periph.)		512	8,888
Intel Corp. (Semiconductors & Equip.)		1,285	69,544
Intuit, Inc. (Software)		2,497	574,310
Jack Henry & Associates, Inc. (IT Svs.)		2,070	321,347
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	270	22,594
Lam Research Corp. (Semiconductors & Equip.)		2,480	595,200
Lumentum Holdings, Inc. (Communications Equip.)	(a)	513	37,808
Manhattan Associates, Inc. (Software)	(a)	2,973	148,115
Mastercard, Inc. Class A (IT Svs.)		9,837	2,376,226
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		2,673	129,935
Microsoft Corp. (Software)		56,657	8,935,376
Motorola Solutions, Inc. (Communications Equip.)		305	40,541
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		2,937	97,156
New Relic, Inc. (Software)	(a)	2,581	119,345
NVIDIA Corp. (Semiconductors & Equip.)		4,666	1,229,958
Paychex, Inc. (IT Svs.)		9,501	597,803
Paylocity Holding Corp. (Software)	(a)	3,128	276,265
PayPal Holdings, Inc. (IT Svs.)	(a)	7,014	671,520
QUALCOMM, Inc. (Semiconductors & Equip.)		678	45,867
RingCentral, Inc. Class A (Software)	(a)	894	189,448
salesforce.com, Inc. (Software)	(a)	5,479	788,866
ServiceNow, Inc. (Software)	(a)	2,749	787,808
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,282	293,345
Slack Technologies, Inc. Class A (Software)	(a)	3,067	82,318
Square, Inc. Class A (IT Svs.)	(a)	680	35,618
Teradata Corp. (Software)	(a)	1,070	21,924
Texas Instruments, Inc. (Semiconductors & Equip.)		5,498	549,415
Twilio, Inc. Class A (IT Svs.)	(a)	518	46,356
VeriSign, Inc. (IT Svs.)	(a)	852	153,437
Visa, Inc. (IT Svs.)		7,316	1,178,754

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	3,328	$ 433,372
Zoom Video Communications, Inc. Class A (Software)	(a)	476	69,553
Zscaler, Inc. (Software)	(a)	1,771	107,783
			35,347,486
Materials–0.8%
Alcoa Corp. (Metals & Mining)	(a)	4,345	26,765
Domtar Corp. (Paper & Forest Products)		5,738	124,170
Ecolab, Inc. (Chemicals)		532	82,902
PPG Industries, Inc. (Chemicals)		786	65,710
Reliance Steel & Aluminum Co. (Metals & Mining)		131	11,474
Sherwin-Williams Co. / The (Chemicals)		934	429,192
			740,213
Real Estate–1.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		329	45,093
American Tower Corp. (Equity REIT)		720	156,780
AvalonBay Communities, Inc. (Equity REIT)		634	93,306
Boston Properties, Inc. (Equity REIT)		3,588	330,921
Douglas Emmett, Inc. (Equity REIT)		4,283	130,674
Equity Residential (Equity REIT)		608	37,520
Host Hotels & Resorts, Inc. (Equity REIT)		680	7,507
Lamar Advertising Co. Class A (Equity REIT)		4,518	231,683
National Retail Properties, Inc. (Equity REIT)		2,600	83,694
Park Hotels & Resorts, Inc. (Equity REIT)		9,021	71,356
Prologis, Inc. (Equity REIT)		3,461	278,161
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
QTS Realty Trust, Inc. Class A (Equity REIT)	552	$ 32,022
Realty Income Corp. (Equity REIT)	2,393	119,315
RLJ Lodging Trust (Equity REIT)	5,266	40,653
Welltower, Inc. (Equity REIT)	1,318	60,338
		1,719,023
Utilities–0.4%
CMS Energy Corp. (Multi-Utilities)	1,097	64,449
Eversource Energy (Electric Utilities)	874	68,355
NextEra Energy, Inc. (Electric Utilities)	877	211,024
		343,828
Total Common Stocks (Cost $89,094,644)		$87,433,020

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	5,350	$ 20,330
Total Rights (Cost $11,395)			$20,330

Money Market Funds–2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(b)	2,052,689	$ 2,050,841
Total Money Market Funds (Cost $2,053,402)			$2,050,841
Total Investments – 100.9% (Cost $91,159,441)	(c)		$89,504,191
Liabilities in Excess of Other Assets – (0.9)%	(d)		(804,832)
Net Assets – 100.0%			$88,699,359

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $216,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	18	June 19, 2020	$2,164,938	$2,312,730	$147,792	$(37,350)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks–35.9%		Shares	Value
Communication Services–2.6%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,068	$ 4,730,311
Comcast Corp. Class A (Media)		89,178	3,065,940
Walt Disney Co. / The (Entertainment)		16,580	1,601,628
			9,397,879
Consumer Discretionary–5.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,041	3,979,379
Dollar General Corp. (Multiline Retail)		12,816	1,935,344
General Motors Co. (Automobiles)		26,635	553,475
Hasbro, Inc. (Leisure Products)		18,160	1,299,348
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		14,551	992,960
Home Depot, Inc. / The (Specialty Retail)		21,523	4,018,559
McDonald's Corp. (Hotels, Restaurants & Leisure)		23,130	3,824,545
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		22,875	1,892,678
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,289	1,070,839
			19,567,127
Consumer Staples–3.5%
Altria Group, Inc. (Tobacco)		80,005	3,093,794
Clorox Co. / The (Household Products)		3,737	647,435
Costco Wholesale Corp. (Food & Staples Retailing)		10,940	3,119,322
Estee Lauder Cos., Inc. / The Class A (Personal Products)		2,330	371,262
Hershey Co. / The (Food Products)		9,760	1,293,200
Monster Beverage Corp. (Beverages)	(a)	21,831	1,228,212
Procter & Gamble Co. / The (Household Products)		15,759	1,733,490
Sysco Corp. (Food & Staples Retailing)		29,703	1,355,348
			12,842,063
Energy–0.2%
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		49,608	783,806
Financials–3.5%
American Express Co. (Consumer Finance)		17,106	1,464,445
Bank of America Corp. (Banks)		63,223	1,342,224
Blackstone Group, Inc. / The Class A (Capital Markets)		43,307	1,973,500
CME Group, Inc. (Capital Markets)		12,499	2,161,202
Marsh & McLennan Cos., Inc. (Insurance)		6,234	538,992
Morgan Stanley (Capital Markets)		25,245	858,330
Progressive Corp. / The (Insurance)		37,212	2,747,734
Synchrony Financial (Consumer Finance)		25,273	406,642
U.S. Bancorp (Banks)		40,633	1,399,807
			12,892,876
Health Care–5.6%
Abbott Laboratories (Health Care Equip. & Supplies)		31,677	2,499,632
Bristol-Myers Squibb Co. (Pharmaceuticals)		47,736	2,660,805
Eli Lilly & Co. (Pharmaceuticals)		21,701	3,010,363
Medtronic PLC (Health Care Equip. & Supplies)		18,981	1,711,707
Merck & Co., Inc. (Pharmaceuticals)		50,292	3,869,466
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,930	1,965,348
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		18,656	4,652,433
			20,369,754
Industrials–2.7%
Boeing Co. / The (Aerospace & Defense)		10,973	1,636,513
CSX Corp. (Road & Rail)		28,176	1,614,485
Deere & Co. (Machinery)		10,767	1,487,569
General Dynamics Corp. (Aerospace & Defense)		20,540	2,717,647
Honeywell International, Inc. (Industrial Conglomerates)		10,015	1,339,907
United Parcel Service, Inc. Class B (Air Freight & Logistics)		10,294	961,666
			9,757,787
Information Technology–11.4%
Accenture PLC Class A (IT Svs.)		18,466	3,014,759
Adobe, Inc. (Software)	(a)	13,011	4,140,621
Apple, Inc. (Tech. Hardware, Storage & Periph.)		21,792	5,541,488
Corning, Inc. (Electronic Equip., Instr. & Comp.)		40,136	824,393
Intel Corp. (Semiconductors & Equip.)		51,511	2,787,775
Lam Research Corp. (Semiconductors & Equip.)		9,304	2,232,960
Mastercard, Inc. Class A (IT Svs.)		28,851	6,969,174

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		70,523	$ 11,122,182
NVIDIA Corp. (Semiconductors & Equip.)		6,481	1,708,392
salesforce.com, Inc. (Software)	(a)	10,926	1,573,125
Texas Instruments, Inc. (Semiconductors & Equip.)		16,501	1,648,945
			41,563,814
Real Estate–1.1%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	28,419	1,071,681
Crown Castle International Corp. (Equity REIT)		11,545	1,667,098
MGM Growth Properties LLC Class A (Equity REIT)		34,759	822,746
Outfront Media, Inc. (Equity REIT)		29,576	398,684
			3,960,209
Total Common Stocks (Cost $112,681,740)			$131,135,315

Corporate Bonds–15.3%		Rate	Maturity	Face Amount	Value
Communication Services–1.4%
AT&T, Inc. (Diversified Telecom. Svs.)		3.600%	07/15/2025	$ 112,000	$ 116,309
AT&T, Inc. (Diversified Telecom. Svs.)		5.250%	03/01/2037	24,000	27,941
AT&T, Inc. (Diversified Telecom. Svs.)		4.850%	03/01/2039	158,000	178,767
AT&T, Inc. (Diversified Telecom. Svs.)		4.750%	05/15/2046	105,000	116,609
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	03/09/2048	207,000	224,649
CenturyLink, Inc. (Diversified Telecom. Svs.)		6.450%	06/15/2021	124,000	125,612
CenturyLink, Inc. (Diversified Telecom. Svs.)		5.800%	03/15/2022	102,000	102,951
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.050%	03/30/2029	519,000	563,403
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		6.484%	10/23/2045	62,000	75,802
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.375%	05/01/2047	49,000	52,949
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		4.800%	03/01/2050	265,000	276,111
Comcast Corp. (Media)		3.100%	04/01/2025	80,000	84,587
Comcast Corp. (Media)		3.150%	03/01/2026	146,000	153,164
Comcast Corp. (Media)		3.300%	04/01/2027	218,000	232,102
Comcast Corp. (Media)		4.150%	10/15/2028	123,000	140,028
Comcast Corp. (Media)		2.650%	02/01/2030	113,000	116,388
Comcast Corp. (Media)		3.400%	04/01/2030	218,000	236,176
Comcast Corp. (Media)		4.250%	10/15/2030	205,000	240,350
Comcast Corp. (Media)		4.600%	10/15/2038	122,000	151,998
Comcast Corp. (Media)		3.750%	04/01/2040	87,000	96,152
Comcast Corp. (Media)		4.950%	10/15/2058	111,000	153,297
Fox Corp. (Media)		4.030%	01/25/2024	170,000	176,622
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	3.875%	11/15/2029	309,000	290,009
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	300,000	306,750
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	149,000	153,870
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.000%	03/22/2027	128,000	134,699
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	108,000	116,141
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	93,000	121,263
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.522%	09/15/2048	69,000	87,101
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	77,000	91,384
					4,943,184
Consumer Discretionary–1.5%
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	307,098
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3.700%	12/01/2029	255,000	204,000
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	76,709
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	235,866
General Motors Co. (Automobiles)		5.400%	04/01/2048	90,000	65,610
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		3.350%	09/01/2024	45,000	39,825
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.250%	06/01/2025	88,000	81,400
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/15/2026	168,000	148,915
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.300%	01/15/2029	20,000	17,104
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		4.000%	01/15/2030	305,000	256,444
Hasbro, Inc. (Leisure Products)		3.000%	11/19/2024	145,000	148,423
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	193,000	184,160
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	519,000	467,448
Lowe's Cos., Inc. (Specialty Retail)		4.000%	04/15/2025	308,000	329,250
Lowe's Cos., Inc. (Specialty Retail)		4.500%	04/15/2030	318,000	350,865
Lowe's Cos., Inc. (Specialty Retail)		5.000%	04/15/2040	162,000	183,326
Lowe's Cos., Inc. (Specialty Retail)		5.125%	04/15/2050	222,000	267,407
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.300%	07/01/2025	86,000	89,023
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	286,870

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	$ 294,000	$ 283,251
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	91,180
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	178,000	178,000
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	44,000	43,583
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.400%	03/27/2025	98,000	101,589
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.750%	03/27/2027	152,000	158,835
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		3.250%	03/27/2040	114,000	119,032
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		3.375%	03/27/2050	74,000	81,098
Nordstrom, Inc. (Multiline Retail)		4.375%	04/01/2030	274,000	219,298
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	5,765
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	48,743
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	231,994
Starbucks Corp. (Hotels, Restaurants & Leisure)		4.450%	08/15/2049	180,000	205,709
					5,507,820
Consumer Staples–1.7%
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(b)	2.950%	01/25/2030	77,000	71,575
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	268,000	292,524
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.150%	01/23/2025	512,000	552,284
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.750%	04/15/2058	162,000	166,393
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	119,293
Coca-Cola Co. / The (Beverages)		2.950%	03/25/2025	122,000	130,517
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	263,000	290,365
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	205,839
Coca-Cola Co. / The (Beverages)		4.200%	03/25/2050	197,000	258,109
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	154,000	150,631
Fomento Economico Mexicano SAB de CV (Beverages)		3.500%	01/16/2050	182,000	169,564
General Mills, Inc. (Food Products)		4.200%	04/17/2028	281,000	310,403
General Mills, Inc. (Food Products)		2.875%	04/15/2030	86,000	85,828
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	165,000	152,079
J.M. Smucker Co. / The (Food Products)		3.550%	03/15/2050	77,000	70,224
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.750%	02/15/2028	76,000	81,130
Keurig Dr Pepper, Inc. (Beverages)		4.597%	05/25/2028	277,000	303,276
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	116,186
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	28,000	29,260
Mars, Inc. (Food Products)	(b)	4.200%	04/01/2059	23,000	25,183
Mondelez International Holdings Netherlands BV (Food Products)	(b)	2.250%	09/19/2024	249,000	247,319
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	187,000	194,122
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	60,592
PepsiCo, Inc. (Beverages)		3.625%	03/19/2050	155,000	183,939
PepsiCo, Inc. (Beverages)		3.875%	03/19/2060	47,000	59,065
Procter & Gamble Co. / The (Household Products)		2.450%	03/25/2025	74,000	77,576
Procter & Gamble Co. / The (Household Products)		2.800%	03/25/2027	119,000	129,764
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	75,483
Procter & Gamble Co. / The (Household Products)		3.550%	03/25/2040	136,000	158,612
Procter & Gamble Co. / The (Household Products)		3.600%	03/25/2050	72,000	88,812
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	73,000	73,057
Sysco Corp. (Food & Staples Retailing)		5.650%	04/01/2025	109,000	113,495
Sysco Corp. (Food & Staples Retailing)		2.400%	02/15/2030	72,000	59,151
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	333,000	350,645
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2040	270,000	289,660
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2050	334,000	362,925
					6,104,880
Energy–0.5%
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	3.700%	11/15/2029	557,000	416,544
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	119,937
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		5.500%	06/01/2027	98,000	85,679
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	25,000	20,697
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	258,000	190,835
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	381,000	267,767
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/01/2026	242,000	209,812
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	69,000	67,721
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(b)	4.375%	08/15/2022	189,000	180,331
Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	241,000	195,063
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	442,000	240,006
					1,994,392

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–3.4%
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	$ 501,000	$ 523,880
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	177,000	191,034
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(b)(c)	2.819%	11/19/2025	306,000	302,308
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(b)(c)	3.052%	01/13/2031	333,000	315,547
Brown & Brown, Inc. (Insurance)		4.500%	03/15/2029	169,000	182,132
Cboe Global Markets, Inc. (Capital Markets)		3.650%	01/12/2027	165,000	172,909
Charles Schwab Corp. / The (Capital Markets)		4.200%	03/24/2025	251,000	264,882
Charles Schwab Corp. / The (Capital Markets)		4.625%	03/22/2030	299,000	328,687
CIT Bank NA (Rate is fixed until 09/27/2024, at which point, the rate becomes SOFR + 172) (Banks)	(c)	2.969%	09/27/2025	453,000	381,983
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(c)	3.887%	01/10/2028	570,000	586,739
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(c)	4.412%	03/31/2031	1,175,000	1,292,825
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	46,832
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	41,000	43,717
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	114,000	119,337
First Republic Bank (Banks)		4.625%	02/13/2047	100,000	108,247
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	04/09/2025	177,000	158,572
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	07/13/2025	54,000	49,595
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	81,781
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	1,525,000	1,546,414
HSBC Holdings PLC (Banks)		4.950%	03/31/2030	200,000	220,568
JPMorgan Chase & Co. (Rate is fixed until 01/29/2026, at which point, the rate becomes QL + 125) (Banks)	(c)	3.960%	01/29/2027	508,000	548,646
JPMorgan Chase & Co. (Rate is fixed until 02/01/2027, at which point, the rate becomes QL + 134) (Banks)	(c)	3.782%	02/01/2028	191,000	205,100
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	460,000	516,205
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(c)	2.739%	10/15/2030	218,000	218,913
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes SOFR + 379) (Banks)	(c)	4.493%	03/24/2031	423,000	490,733
Morgan Stanley (Capital Markets)		4.350%	09/08/2026	251,000	270,482
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	396,000	412,574
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(c)	4.431%	01/23/2030	408,000	453,459
MSCI, Inc. (Capital Markets)	(b)	4.000%	11/15/2029	25,000	24,835
MSCI, Inc. (Capital Markets)	(b)	3.625%	09/01/2030	198,000	187,852
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	114,000	119,228
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	185,000	213,090
Synchrony Financial (Consumer Finance)		4.375%	03/19/2024	61,000	60,411
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	255,000	252,547
Wells Fargo & Co. (Rate is fixed until 02/11/2025, at which point, the rate becomes QL + 75) (Banks)	(c)	2.164%	02/11/2026	651,000	634,942
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes QL + 117) (Banks)	(c)	2.879%	10/30/2030	298,000	295,506
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes QL + 377) (Banks)	(c)	4.478%	04/04/2031	545,000	616,236
					12,438,748
Health Care–1.7%
AbbVie, Inc. (Biotechnology)	(b)	2.600%	11/21/2024	165,000	167,644
Allergan Finance LLC (Pharmaceuticals)		3.250%	10/01/2022	175,000	175,446
Allergan Funding SCS (Pharmaceuticals)		3.450%	03/15/2022	292,000	303,133
Allergan Funding SCS (Pharmaceuticals)		3.800%	03/15/2025	210,000	215,043
Allergan, Inc. (Pharmaceuticals)		2.800%	03/15/2023	14,000	13,918
Baxter International, Inc. (Health Care Equip. & Supplies)	(b)	3.750%	10/01/2025	273,000	290,157
Baxter International, Inc. (Health Care Equip. & Supplies)	(b)	3.950%	04/01/2030	238,000	257,346
Boston Scientific Corp. (Health Care Equip. & Supplies)		3.750%	03/01/2026	137,000	143,702
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.000%	03/01/2029	71,000	75,145
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.700%	03/01/2049	114,000	130,354
Bristol-Myers Squibb Co. (Pharmaceuticals)	(b)	3.400%	07/26/2029	125,000	137,363
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	15,000	15,075
Centene Corp. (Health Care Providers & Svs.)	(b)	5.375%	06/01/2026	371,000	382,171
Centene Corp. (Health Care Providers & Svs.)	(b)	4.250%	12/15/2027	326,000	326,619
Centene Corp. (Health Care Providers & Svs.)	(b)	4.625%	12/15/2029	376,000	377,880
Centene Corp. (Health Care Providers & Svs.)	(b)	3.375%	02/15/2030	212,000	197,160
Cigna Corp. (Health Care Providers & Svs.)		3.400%	09/17/2021	47,000	47,702
Cigna Corp. (Health Care Providers & Svs.)		2.400%	03/15/2030	114,000	107,836

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Cigna Corp. (Health Care Providers & Svs.)		3.200%	03/15/2040	$ 52,000	$ 47,625
Cigna Corp. (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	74,293
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	297,000	312,568
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	32,872
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	181,000	192,223
CVS Health Corp. (Health Care Providers & Svs.)		4.125%	04/01/2040	141,000	141,742
CVS Health Corp. (Health Care Providers & Svs.)		5.050%	03/25/2048	150,000	170,341
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	70,000	72,774
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	125,336
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	69,034
DH Europe Finance II SARL (Health Care Equip. & Supplies)		3.400%	11/15/2049	91,000	88,660
Elanco Animal Health, Inc. (Pharmaceuticals)		5.022%	08/28/2023	112,000	113,288
Elanco Animal Health, Inc. (Pharmaceuticals)		5.650%	08/28/2028	17,000	17,940
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	133,000	135,326
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	70,000	72,898
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	54,000	55,620
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	76,000	79,549
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/01/2029	109,000	115,267
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	386,000	350,442
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	80,000	83,947
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.133%	03/25/2025	159,000	170,370
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.497%	03/25/2030	372,000	419,322
					6,305,131
Industrials–1.8%
Boeing Co. / The (Aerospace & Defense)		2.250%	06/15/2026	35,000	30,997
Boeing Co. / The (Aerospace & Defense)		3.250%	03/01/2028	44,000	41,436
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	250,000	230,876
Boeing Co. / The (Aerospace & Defense)		3.600%	05/01/2034	290,000	259,380
Carrier Global Corp. (Electrical Equip.)	(b)	2.242%	02/15/2025	145,000	141,603
Carrier Global Corp. (Electrical Equip.)	(b)	2.493%	02/15/2027	116,000	110,741
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	423,000	399,876
Experian Finance PLC (Professional Svs.)	(b)	2.750%	03/08/2030	637,000	608,672
General Dynamics Corp. (Aerospace & Defense)		3.250%	04/01/2025	205,000	215,963
General Dynamics Corp. (Aerospace & Defense)		3.500%	04/01/2027	296,000	318,537
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	241,000	268,774
General Dynamics Corp. (Aerospace & Defense)		4.250%	04/01/2040	167,000	199,193
General Dynamics Corp. (Aerospace & Defense)		4.250%	04/01/2050	58,000	72,023
General Electric Co. (Industrial Conglomerates)		6.750%	03/15/2032	129,000	156,362
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	3.844%	05/01/2025	205,000	211,078
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	5.000%	11/15/2025	349,000	360,004
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	4.200%	05/01/2030	304,000	314,739
IHS Markit Ltd. (Professional Svs.)	(b)	5.000%	11/01/2022	26,000	27,310
IHS Markit Ltd. (Professional Svs.)	(b)	4.750%	02/15/2025	215,000	225,976
Northrop Grumman Corp. (Aerospace & Defense)		4.400%	05/01/2030	205,000	236,093
Northrop Grumman Corp. (Aerospace & Defense)		5.150%	05/01/2040	90,000	113,729
Northrop Grumman Corp. (Aerospace & Defense)		5.250%	05/01/2050	115,000	156,551
Otis Worldwide Corp. (Building Products)	(b)	2.056%	04/05/2025	170,000	166,178
United Parcel Service, Inc. (Air Freight & Logistics)		3.900%	04/01/2025	173,000	187,461
United Parcel Service, Inc. (Air Freight & Logistics)		4.450%	04/01/2030	151,000	170,923
United Parcel Service, Inc. (Air Freight & Logistics)		5.200%	04/01/2040	99,000	120,928
United Parcel Service, Inc. (Air Freight & Logistics)		5.300%	04/01/2050	214,000	281,840
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	101,000	128,440
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	189,000	187,796
Westinghouse Air Brake Technologies Corp. (Machinery)		3.450%	11/15/2026	66,000	60,881
Westinghouse Air Brake Technologies Corp. (Machinery)		4.950%	09/15/2028	606,000	557,362
					6,561,722
Information Technology–1.6%
Broadridge Financial Solutions, Inc. (IT Svs.)		2.900%	12/01/2029	495,000	465,241
Dell International LLC / EMC Corp. (Computers & Peripherals)	(b)	5.875%	06/15/2021	341,000	339,721
Global Payments, Inc. (IT Svs.)		4.800%	04/01/2026	185,000	204,520
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	73,270
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		3.000%	10/30/2029	287,000	271,145
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	51,000	57,910
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.200%	06/22/2023	108,000	110,408
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.875%	06/22/2028	450,000	466,228
Mastercard, Inc. (IT Svs.)		3.300%	03/26/2027	256,000	278,184
Mastercard, Inc. (IT Svs.)		3.350%	03/26/2030	324,000	360,033
Mastercard, Inc. (IT Svs.)		3.850%	03/26/2050	182,000	222,146

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Oracle Corp. (Software)		2.500%	04/01/2025	$ 216,000	$ 220,508
Oracle Corp. (Software)		2.800%	04/01/2027	530,000	540,241
PayPal Holdings, Inc. (IT Svs.)		2.400%	10/01/2024	139,000	139,681
PayPal Holdings, Inc. (IT Svs.)		2.650%	10/01/2026	357,000	349,833
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	240,000	238,212
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	270,000	283,726
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.900%	06/15/2028	544,000	585,941
Visa, Inc. (IT Svs.)		1.900%	04/15/2027	334,000	335,032
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	220,000	219,681
Visa, Inc. (IT Svs.)		2.700%	04/15/2040	95,000	94,301
					5,855,962
Materials–0.4%
Allegheny Technologies, Inc. (Metals & Mining)		5.875%	12/01/2027	250,000	208,125
Avery Dennison Corp. (Containers & Packaging)		2.650%	04/30/2030	299,000	278,290
Constellium SE (Metals & Mining)	(b)	5.750%	05/15/2024	281,000	250,821
Ecolab, Inc. (Chemicals)		4.800%	03/24/2030	135,000	153,688
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	100,339
Hudbay Minerals, Inc. (Metals & Mining)	(b)	7.250%	01/15/2023	248,000	215,760
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	114,836
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	227,000	220,371
					1,542,230
Real Estate–0.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.900%	12/15/2030	275,000	298,754
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	133,000	132,509
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	154,000	159,690
Crown Castle International Corp. (Equity REIT)		3.100%	11/15/2029	279,000	267,569
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	67,000	66,450
Crown Castle International Corp. (Equity REIT)		4.150%	07/01/2050	69,000	68,241
Equinix, Inc. (Equity REIT)		2.625%	11/18/2024	123,000	114,856
Equinix, Inc. (Equity REIT)		2.900%	11/18/2026	104,000	95,245
Equinix, Inc. (Equity REIT)		3.200%	11/18/2029	233,000	215,760
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	195,709
					1,614,783
Utilities–0.9%
AEP Transmission Co. LLC (Electric Utilities)		3.650%	04/01/2050	149,000	153,693
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	499,000	500,736
Berkshire Hathaway Energy Co. (Multi-Utilities)	(b)	3.700%	07/15/2030	265,000	281,623
Berkshire Hathaway Energy Co. (Multi-Utilities)	(b)	4.250%	10/15/2050	278,000	317,687
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	340,000	336,583
NRG Energy, Inc. (Electric Utilities)	(b)	3.750%	06/15/2024	308,000	304,878
NRG Energy, Inc. (Electric Utilities)		7.250%	05/15/2026	273,000	285,967
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	274,000	284,960
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	194,000	207,628
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.800%	06/01/2049	257,000	270,869
PPL WEM Ltd. / Western Power Distribution PLC (Ind. Power & Renewable Elec.)	(b)	5.375%	05/01/2021	203,000	207,186
					3,151,810
Total Corporate Bonds (Cost $55,602,892)					$56,020,662

U.S. Treasury Obligations–11.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(d)	0.000%	04/23/2020	$ 300,000	$ 299,725
U.S. Treasury Bill	(d)	0.000%	05/28/2020	300,000	299,874
U.S. Treasury Note		2.125%	05/31/2021	3,420,000	3,499,088
U.S. Treasury Note		1.125%	02/28/2022	10,310,000	10,483,579
U.S. Treasury Note		0.375%	03/31/2022	4,096,000	4,106,880
U.S. Treasury Note		1.500%	09/15/2022	626,000	645,025
U.S. Treasury Note	(d)	2.250%	11/15/2024	1,865,000	2,025,419
U.S. Treasury Note		0.500%	03/31/2025	7,637,700	7,686,032
U.S. Treasury Note		1.500%	02/15/2030	807,400	870,415
U.S. Treasury Note		2.750%	08/15/2042	2,622,000	3,385,862
U.S. Treasury Note		2.250%	08/15/2049	3,244,200	3,947,025
U.S. Treasury Note		2.375%	11/15/2049	338,600	422,615
U.S. Treasury Note		2.000%	02/15/2050	2,394,800	2,781,429
Total U.S. Treasury Obligations (Cost $39,119,435)					$40,452,968

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities–10.7%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	3.000%	04/15/2035	$ 14,029	$ 14,671
Fannie Mae or Freddie Mac UMBS TBA	4.000%	04/15/2050	2,430,648	2,595,227
Fannie Mae or Freddie Mac UMBS TBA	3.500%	04/15/2035	659,001	693,177
Fannie Mae or Freddie Mac UMBS TBA	4.000%	04/15/2035	174,509	183,631
Fannie Mae or Freddie Mac UMBS TBA	2.500%	04/15/2050	63,000	65,284
Fannie Mae or Freddie Mac UMBS TBA	3.000%	04/15/2050	119,861	125,690
Fannie Mae or Freddie Mac UMBS TBA	3.500%	04/15/2050	119,178	126,072
Fannie Mae Pool FN AB6548	3.500%	10/01/2042	111,753	119,860
Fannie Mae Pool FN AB7563	3.000%	01/01/2043	19,980	21,117
Fannie Mae Pool FN AB8407	3.500%	02/01/2043	22,348	23,863
Fannie Mae Pool FN AL3083	3.500%	12/01/2042	199,347	212,761
Fannie Mae Pool FN AL4585	3.500%	12/01/2043	223,877	239,044
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	3,848	4,142
Fannie Mae Pool FN AL5439	3.500%	11/01/2043	21,151	22,585
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	23,931	26,519
Fannie Mae Pool FN AL5942	5.000%	07/01/2044	132,614	146,440
Fannie Mae Pool FN AL6348	3.500%	02/01/2045	30,348	32,400
Fannie Mae Pool FN AL6535	3.500%	02/01/2045	5,537	5,912
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	37,260	41,292
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	247,596	274,365
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	18,060	19,835
Fannie Mae Pool FN AL7381	4.500%	06/01/2045	97,659	108,473
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	16,572	17,703
Fannie Mae Pool FN AR2624	3.500%	02/01/2043	35,546	37,961
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	41,698	44,420
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	181,084	194,247
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	517,917	551,853
Fannie Mae Pool FN AT2957	3.000%	05/01/2043	28,091	29,878
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	61,873	65,095
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	108,146	113,758
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	14,601	15,363
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	311,934	332,340
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	283,239	297,959
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	412,315	433,743
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	21,507	22,918
Fannie Mae Pool FN BD0667	4.500%	06/01/2047	31,497	34,329
Fannie Mae Pool FN BE0637	4.000%	07/01/2047	6,035	6,469
Fannie Mae Pool FN BE0640	4.500%	08/01/2047	10,877	11,783
Fannie Mae Pool FN BE2717	4.500%	07/01/2047	14,110	15,346
Fannie Mae Pool FN BE2732	4.000%	07/01/2047	26,491	28,482
Fannie Mae Pool FN BE2733	4.500%	07/01/2047	22,724	24,769
Fannie Mae Pool FN BE2774	4.000%	10/01/2047	67,377	72,421
Fannie Mae Pool FN BE2775	4.500%	09/01/2047	6,830	7,439
Fannie Mae Pool FN BE2784	4.000%	11/01/2047	84,346	90,660
Fannie Mae Pool FN BE2786	4.500%	11/01/2047	58,002	63,216
Fannie Mae Pool FN BF0130	3.500%	08/01/2056	310,442	334,916
Fannie Mae Pool FN BF0167	3.000%	02/01/2057	337,868	359,136
Fannie Mae Pool FN BF0168	3.500%	02/01/2057	444,758	481,464
Fannie Mae Pool FN BF0189	3.000%	06/01/2057	4,906	5,215
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	19,407	20,960
Fannie Mae Pool FN BH3305	4.500%	05/01/2047	24,866	27,241
Fannie Mae Pool FN BH3306	4.500%	05/01/2047	20,815	22,702
Fannie Mae Pool FN BH3307	4.500%	05/01/2047	20,553	22,403
Fannie Mae Pool FN BH3336	4.500%	05/01/2047	15,508	16,989
Fannie Mae Pool FN BH3337	4.500%	05/01/2047	12,711	13,863
Fannie Mae Pool FN BH3338	4.500%	05/01/2047	15,807	17,230
Fannie Mae Pool FN BH3540	4.000%	06/01/2047	6,412	6,871
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	67,283	71,391
Fannie Mae Pool FN BH4380	4.000%	06/01/2047	15,099	16,226
Fannie Mae Pool FN BH4639	4.500%	06/01/2047	8,326	9,122
Fannie Mae Pool FN BH4640	4.500%	05/01/2047	8,105	8,839
Fannie Mae Pool FN BH4667	4.500%	05/01/2047	4,767	5,222
Fannie Mae Pool FN BH4706	4.500%	05/01/2047	5,184	5,622
Fannie Mae Pool FN BH5672	4.000%	06/01/2047	15,595	16,765
Fannie Mae Pool FN BH5673	4.000%	07/01/2047	9,258	9,922
Fannie Mae Pool FN BH6165	4.000%	07/01/2047	23,693	25,479
Fannie Mae Pool FN BH6168	4.000%	06/01/2047	28,977	31,134
Fannie Mae Pool FN BH6170	4.500%	07/01/2047	55,655	60,593
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	45,056	47,973
Fannie Mae Pool FN BH7081	2.500%	12/01/2032	84,693	88,025
Fannie Mae Pool FN BH8168	4.000%	08/01/2047	25,961	27,844

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BH8170	4.000%	08/01/2047	$ 46,628	$ 50,121
Fannie Mae Pool FN BH8171	4.500%	08/01/2047	80,845	87,865
Fannie Mae Pool FN BJ0241	4.000%	09/01/2047	10,580	11,660
Fannie Mae Pool FN BJ1588	4.000%	10/01/2047	31,517	33,867
Fannie Mae Pool FN BJ1608	4.500%	10/01/2047	1,638	1,774
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	102,274	110,080
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	18,812	20,097
Fannie Mae Pool FN BJ1735	4.000%	10/01/2047	48,565	53,525
Fannie Mae Pool FN BJ1747	4.000%	10/01/2047	28,928	31,880
Fannie Mae Pool FN BJ1758	4.000%	10/01/2047	45,511	50,150
Fannie Mae Pool FN BJ3260	4.500%	10/01/2047	5,638	6,145
Fannie Mae Pool FN BJ3265	4.000%	11/01/2047	21,464	23,004
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	72,730	78,138
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	29,011	31,160
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	251,743	273,155
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	430,528	468,786
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	14,465	15,525
Fannie Mae Pool FN BJ5796	4.500%	03/01/2048	77,911	84,692
Fannie Mae Pool FN BJ5834	4.500%	05/01/2048	51,578	56,278
Fannie Mae Pool FN BJ5844	4.500%	04/01/2048	75,048	82,081
Fannie Mae Pool FN BJ9181	5.000%	05/01/2048	126,509	136,816
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	97,643	104,776
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	45,577	49,051
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	111,165	120,039
Fannie Mae Pool FN BK3986	4.500%	05/01/2048	50,621	54,646
Fannie Mae Pool FN BK4039	4.500%	06/01/2048	54,675	58,931
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	256,084	273,941
Fannie Mae Pool FN BK6523	4.500%	06/01/2048	91,399	99,976
Fannie Mae Pool FN BK8767	4.000%	09/01/2049	490,136	538,069
Fannie Mae Pool FN BM3032	3.000%	02/01/2047	567,789	600,324
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	9,478	10,237
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	162,751	178,124
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	223,753	236,342
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	164,598	175,350
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	162,155	174,513
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	1,687,257	1,783,687
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	268,802	289,288
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	100,405	107,026
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	99,901	107,501
Fannie Mae Pool FN BN4541	4.000%	02/01/2049	97,397	103,869
Fannie Mae Pool FN BO2950	3.000%	09/01/2049	65,224	68,620
Fannie Mae Pool FN BO2968	3.000%	09/01/2049	50,180	52,605
Fannie Mae Pool FN BO2983	3.000%	09/01/2049	18,523	19,544
Fannie Mae Pool FN BO2986	3.000%	09/01/2049	117,700	123,876
Fannie Mae Pool FN BO3212	2.500%	10/01/2034	129,402	134,646
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	67,697	71,042
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	90,722	94,513
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	10,832	11,408
Fannie Mae Pool FN BO5980	3.000%	12/01/2049	42,452	44,526
Fannie Mae Pool FN BO6162	3.000%	01/01/2050	86,982	91,234
Fannie Mae Pool FN BO7225	2.500%	01/01/2050	39,007	40,486
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	11,648	12,283
Fannie Mae Pool FN BO8905	3.000%	01/01/2050	182,517	191,594
Fannie Mae Pool FN BO8950	3.500%	01/01/2050	54,557	58,233
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	33,717	36,415
Fannie Mae Pool FN CA4249	3.000%	10/01/2049	715,230	749,997
Fannie Mae Pool FN CA5098	3.000%	01/01/2050	531,725	557,716
Fannie Mae Pool FN CA5338	3.000%	03/01/2050	419,722	440,242
Fannie Mae Pool FN CA5435	3.000%	03/01/2050	479,556	502,559
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	399,389	422,194
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	273,258	288,757
Fannie Mae Pool FN FM1689	3.500%	07/01/2049	129,845	137,382
Fannie Mae Pool FN MA1363	3.000%	02/01/2043	7,147	7,602
Fannie Mae Pool FN MA1404	3.500%	04/01/2043	116,032	123,898
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	170,064	182,493
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	26,817	28,613
Fannie Mae Pool FN MA3896	2.500%	01/01/2035	280,066	290,717
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	347,115	373,740
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	80,870	86,384
Freddie Mac Gold Pool FG G61596	3.500%	08/01/2048	308,952	329,983
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	392,191	418,908

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Gold Pool FG J33776	3.000%	02/01/2031	$ 91,806	$ 96,426
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	95,617	103,147
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	28,755	30,707
Freddie Mac Gold Pool FG Q56064	4.000%	05/01/2048	36,939	39,514
Freddie Mac Gold Pool FG Q58159	5.000%	09/01/2048	23,831	25,774
Freddie Mac Gold Pool FG Q63989	4.000%	06/01/2049	15,436	16,490
Freddie Mac Gold Pool FG Q63990	4.000%	06/01/2049	14,367	15,337
Freddie Mac Gold Pool FG T61610	3.000%	06/01/2043	27,776	29,220
Freddie Mac Gold Pool FG U90065	3.500%	08/01/2042	22,697	24,243
Freddie Mac Gold Pool FG U95026	3.500%	07/01/2042	17,408	18,568
Freddie Mac Gold Pool FG U95029	3.500%	08/01/2042	20,442	21,829
Freddie Mac Gold Pool FG U99096	4.500%	05/01/2044	94,957	105,495
Freddie Mac Pool FR QA2117	3.500%	08/01/2049	15,532	16,442
Freddie Mac Pool FR QA2215	3.500%	08/01/2049	257,245	272,386
Freddie Mac Pool FR QA2216	3.500%	09/01/2049	16,219	17,153
Freddie Mac Pool FR QA2276	3.500%	09/01/2049	99,097	105,563
Freddie Mac Pool FR QA2550	3.500%	09/01/2049	151,732	160,508
Freddie Mac Pool FR QA3092	3.000%	09/01/2049	31,194	32,711
Freddie Mac Pool FR QA3225	3.000%	10/01/2049	52,965	55,593
Freddie Mac Pool FR QA3370	3.000%	10/01/2049	21,494	22,539
Freddie Mac Pool FR QA3988	3.000%	10/01/2049	41,616	43,754
Freddie Mac Pool FR QA4812	3.000%	11/01/2049	29,422	30,960
Freddie Mac Pool FR QA4841	3.000%	11/01/2049	60,979	64,046
Freddie Mac Pool FR QA4865	3.000%	11/01/2049	63,710	66,850
Freddie Mac Pool FR QA4936	3.000%	12/01/2049	34,078	35,769
Freddie Mac Pool FR QA5622	3.000%	12/01/2049	58,642	61,493
Freddie Mac Pool FR QA5698	3.000%	12/01/2049	96,850	101,558
Freddie Mac Pool FR QA5927	3.000%	01/01/2050	16,326	17,124
Freddie Mac Pool FR QA6076	3.000%	01/01/2050	164,664	172,714
Freddie Mac Pool FR QA6314	3.500%	01/01/2050	36,090	38,521
Freddie Mac Pool FR QA6378	2.500%	01/01/2050	18,197	18,887
Freddie Mac Pool FR QA6547	3.000%	02/01/2050	67,765	71,123
Freddie Mac Pool FR QA6548	3.000%	02/01/2050	43,506	45,633
Freddie Mac Pool FR QA7435	3.000%	03/01/2050	26,960	28,278
Freddie Mac Pool FR QA7436	3.000%	03/01/2050	37,945	39,800
Freddie Mac Pool FR QA7442	3.000%	03/01/2050	38,936	40,839
Freddie Mac Pool FR QA8274	3.500%	03/01/2050	12,000	12,757
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	52,828	55,438
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	121,192	127,264
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	74,856	77,979
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	498,782	518,052
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	111,507	116,164
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	291,392	307,506
Freddie Mac Pool FR ZK8377	2.500%	11/01/2031	23,995	24,977
Freddie Mac Pool FR ZK8430	2.500%	12/01/2031	28,825	30,006
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	111,659	117,273
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	44,885	47,139
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	57,175	60,030
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	62,025	66,529
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	51,723	55,588
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	91,979	99,000
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	121,189	129,991
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	67,220	72,351
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	28,084	30,225
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	27,989	30,019
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	70,615	76,596
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	97,004	103,570
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	121,033	131,003
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	310,110	332,065
Freddie Mac Pool FR ZN0638	3.500%	02/01/2043	82,892	88,526
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	108,068	119,365
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	52,611	55,580
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	564,851	594,609
Freddie Mac Pool FR ZS8111	2.500%	12/01/2032	69,012	71,682
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	425,090	452,925
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	262,578	279,732
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	42,660	45,804
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	304,047	326,097
Freddie Mac Pool FR ZT1159	3.500%	02/01/2044	10,958	11,701
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	22,182	23,995
Ginnie Mae I Pool GN 784059	4.000%	01/15/2045	218,783	238,991

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Ginnie Mae I Pool GN 784182	4.500%	08/15/2046	$ 362,337	$ 401,068
Ginnie Mae I Pool GN BB4357	4.000%	07/15/2047	278,008	297,253
Ginnie Mae I Pool GN BC7161	4.000%	08/15/2047	56,153	60,035
Ginnie Mae I Pool GN BD7109	4.000%	11/15/2047	53,936	57,641
Ginnie Mae I Pool GN BD7135	4.000%	12/15/2047	73,017	78,035
Ginnie Mae II Jumbo TBA	3.500%	04/15/2050	4,623,940	4,871,691
Ginnie Mae II Jumbo TBA	2.500%	04/15/2050	265,000	280,309
Ginnie Mae II Pool G2 BB9817	4.000%	08/20/2047	26,595	28,460
Ginnie Mae II Pool G2 BH3672	4.500%	05/20/2048	39,134	42,063
Ginnie Mae II Pool G2 BH3673	4.500%	05/20/2048	161,699	173,940
Ginnie Mae II Pool G2 MA5021	4.500%	02/20/2048	42,939	46,210
Ginnie Mae II Pool G2 MA5192	4.000%	05/20/2048	1,238,448	1,319,481
Ginnie Mae II Pool G2 MA5264	4.000%	06/20/2048	225,163	240,746
Ginnie Mae II Pool G2 MA5876	4.000%	04/20/2049	1,143,230	1,218,893
Ginnie Mae II Pool G2 MA5878	5.000%	04/20/2049	893,091	953,926
Total U.S. Government Agency Mortgage-Backed Securities (Cost $38,021,941)				$39,219,632

Purchased Options–9.8%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$25,845,900	December 2021	$2,800	100	$ 2,364,600
S&P 500 Index Call Option	11,630,655	December 2021	$2,850	45	828,000
S&P 500 Index Call Option	21,969,015	December 2021	$2,900	85	1,522,180
S&P 500 Index Call Option	11,630,655	December 2021	$3,000	45	637,200
S&P 500 Index Call Option	9,046,065	December 2021	$3,050	35	472,920
S&P 500 Index Call Option	6,461,475	December 2021	$3,100	25	267,500
S&P 500 Index Call Option	3,876,885	December 2021	$3,150	15	158,520
S&P 500 Index Call Option	2,584,590	December 2021	$3,200	10	91,930
S&P 500 Index Call Option	2,584,590	December 2021	$3,250	10	80,010
S&P 500 Index Call Option	1,292,295	December 2021	$3,300	5	34,965
S&P 500 Index Put Option	25,845,900	December 2021	$2,800	100	4,555,000
S&P 500 Index Put Option	11,630,655	December 2021	$2,850	45	2,236,500
S&P 500 Index Put Option	21,969,015	December 2021	$2,900	85	4,272,950
S&P 500 Index Put Option	11,630,655	December 2021	$3,000	45	2,542,050
S&P 500 Index Put Option	9,046,065	December 2021	$3,050	35	2,093,000
S&P 500 Index Put Option	6,461,475	December 2021	$3,100	25	1,581,500
S&P 500 Index Put Option	3,876,885	December 2021	$3,150	15	1,007,040
S&P 500 Index Put Option	2,584,590	December 2021	$3,200	10	709,240
S&P 500 Index Put Option	2,584,590	December 2021	$3,250	10	744,700
S&P 500 Index Put Option	3,876,885	December 2021	$3,300	15	1,144,185
S&P 500 Index Put Option	12,922,950	December 2021	$3,350	50	4,232,800
SPDR S&P 500 ETF Trust Call Option	1,288,750	December 2021	$280	50	107,900
SPDR S&P 500 ETF Trust Call Option	1,933,125	December 2021	$285	75	165,000
SPDR S&P 500 ETF Trust Call Option	2,190,875	December 2021	$290	85	140,165
SPDR S&P 500 ETF Trust Call Option	1,907,350	December 2021	$295	74	128,242
SPDR S&P 500 ETF Trust Call Option	6,598,400	December 2021	$300	256	363,776
SPDR S&P 500 ETF Trust Call Option	773,250	December 2021	$305	30	37,740
SPDR S&P 500 ETF Trust Call Option	773,250	December 2021	$310	30	36,090
SPDR S&P 500 ETF Trust Put Option	1,288,750	December 2021	$280	50	235,550
SPDR S&P 500 ETF Trust Put Option	1,933,125	December 2021	$285	75	367,200
SPDR S&P 500 ETF Trust Put Option	2,190,875	December 2021	$290	85	439,450
SPDR S&P 500 ETF Trust Put Option	1,907,350	December 2021	$295	74	407,814
SPDR S&P 500 ETF Trust Put Option	6,598,400	December 2021	$300	256	1,433,600
SPDR S&P 500 ETF Trust Put Option	773,250	December 2021	$305	30	182,970
SPDR S&P 500 ETF Trust Put Option	773,250	December 2021	$310	30	193,020
Total Purchased Options (Cost $27,350,135)					$35,815,307

Asset-Backed / Mortgage-Backed Securities–3.4%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.7%
Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I	(b)	4.194%	06/07/2049	$ 248,000	$ 225,556
DB Master Finance LLC 2019-1A A23	(b)	4.352%	05/20/2049	90,318	85,841
DB Master Finance LLC 2019-1A A2I	(b)	3.787%	05/20/2049	113,145	109,354
DB Master Finance LLC 2019-1A A2II	(b)	4.021%	05/20/2049	49,625	47,529
Domino's Pizza Master Issuer LLC 2017-1A A23	(b)	4.118%	07/25/2047	49,853	48,263
Domino's Pizza Master Issuer LLC 2017-1A A2II	(b)	3.082%	07/25/2047	57,673	55,673
Domino's Pizza Master Issuer LLC 2018-1A A2I	(b)	4.116%	07/25/2048	228,520	220,641
Domino's Pizza Master Issuer LLC 2018-1A A2II	(b)	4.328%	07/25/2048	122,140	115,597
Domino's Pizza Master Issuer LLC 2019-1A A2	(b)	3.668%	10/25/2049	404,985	361,174
Great Wolf Trust 2019-WOLF A	(b)	ML + 103	12/15/2036	64,000	57,592

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Great Wolf Trust 2019-WOLF B	(b)	ML + 133	12/15/2036	$ 72,000	$ 62,268
Great Wolf Trust 2019-WOLF C	(b)	ML + 163	12/15/2036	79,000	68,748
Jack in the Box Funding LLC 2019-1A A23	(b)	4.970%	08/25/2049	239,400	198,302
Jack in the Box Funding LLC 2019-1A A2I	(b)	3.982%	08/25/2049	239,400	221,136
Jack in the Box Funding LLC 2019-1A A2II	(b)	4.476%	08/25/2049	239,400	208,898
Planet Fitness Master Issuer LLC 2019-1A A2	(b)	3.858%	12/05/2049	207,480	162,660
Taco Bell Funding LLC 2018-1A A2II	(b)	4.940%	11/25/2048	46,413	45,177
Wendy's Funding LLC 2018-1A A2I	(b)	3.573%	03/15/2048	78,200	71,368
Wendy's Funding LLC 2018-1A A2II	(b)	3.884%	03/15/2048	52,785	47,785
Wendy's Funding LLC 2019-1A A2I	(b)	3.783%	06/15/2049	121,463	115,563
					2,529,125
Financials–2.7%
Angel Oak Mortgage Trust I LLC 2018-2 A1	(b)	3.674%	07/27/2048	35,631	33,989
Arroyo Mortgage Trust 2018-1 A1	(b)	3.763%	04/25/2048	67,526	65,726
BAMLL Re-REMIC Trust 2013-FRR1 B2	(b)	0.000%	05/26/2020	235,778	228,995
BANK 2018-BN12 A4		4.255%	05/15/2061	64,576	72,973
BANK 2019-BN24 A3		2.960%	11/15/2062	52,000	53,957
BBCMS Trust 2015-SRCH A2	(b)	4.197%	08/10/2035	210,000	209,480
Benchmark 2020-B16 A5		2.732%	02/15/2053	134,000	136,426
BX Commercial Mortgage Trust 2018-IND A	(b)	ML + 75	11/15/2035	219,398	207,307
BX Commercial Mortgage Trust 2019-XL A	(b)	ML + 92	10/15/2036	269,423	256,271
BX Commercial Mortgage Trust 2019-XL B	(b)	ML + 108	10/15/2036	95,540	89,561
BX Trust 2019-OC11 A	(b)	3.202%	12/09/2041	268,000	241,897
BX Trust 2019-OC11 B	(b)	3.605%	12/09/2041	134,000	115,854
BX Trust 2019-OC11 C	(b)	3.856%	12/09/2041	134,000	110,690
BX Trust 2019-OC11 D	(b)	4.075%	12/09/2041	201,000	157,666
BX Trust 2019-OC11 E	(b)	4.075%	12/09/2041	51,000	37,964
BXP Trust 2017-GM A	(b)	3.379%	06/13/2039	96,000	102,318
Chase Home Lending Mortgage Trust 2019-ATR2 A11	(b)	ML + 90	07/25/2049	39,840	37,774
Connecticut Avenue Securities Trust 2019-R02 1M2	(b)	ML + 230	08/25/2031	112,687	93,254
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	301,043	246,469
Connecticut Avenue Securities Trust 2019-R04 2M2	(b)	ML + 210	06/25/2039	75,000	60,996
Connecticut Avenue Securities Trust 2019-R05 1M2	(b)	ML + 200	07/25/2039	405,477	342,540
Connecticut Avenue Securities Trust 2019-R07 1M2	(b)	ML + 210	10/25/2039	333,999	269,114
Connecticut Avenue Securities Trust 2020-R02 2M2	(b)	ML + 200	01/25/2040	360,000	233,508
Drive Auto Receivables Trust 2017-3 D	(b)	3.530%	12/15/2023	50,749	50,750
Drive Auto Receivables Trust 2017-AA D	(b)	4.160%	05/15/2024	90,387	90,168
Drive Auto Receivables Trust 2019-2 A3		3.040%	03/15/2023	164,000	164,444
Fannie Mae Connecticut Avenue Securities 2017-C01 1M2		ML + 355	07/25/2029	179,890	164,565
Fannie Mae Connecticut Avenue Securities 2017-C02 2M1		ML + 115	09/25/2029	989	984
Fannie Mae Connecticut Avenue Securities 2017-C03 1M1		ML + 95	10/25/2029	8,790	8,522
Fannie Mae Connecticut Avenue Securities 2018-C01 1M1		ML + 60	07/25/2030	19,508	19,372
Fannie Mae Connecticut Avenue Securities 2018-C05 1M1		ML + 72	01/25/2031	2,462	2,447
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		ML + 235	01/25/2031	104,768	87,984
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	289,094	254,328
Fannie Mae REMICS FNR 2018-27 EA		3.000%	05/25/2048	275,044	295,509
Fannie Mae REMICS FNR 2019-71 P		3.000%	11/25/2049	435,570	465,452
Freddie Mac STACR REMIC Trust 2019-HQA4 M1	(b)	ML + 77	11/25/2049	41,730	40,343
Freddie Mac STACR REMIC Trust 2020-DNA1 M2	(b)	ML + 170	01/25/2050	237,000	152,865
Freddie Mac STACR Trust 2019-DNA4 M2	(b)	ML + 195	10/25/2049	122,109	91,658
Freddie Mac STACR Trust 2019-HQA2 M2	(b)	ML + 205	04/25/2049	58,592	48,616
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2		ML + 180	07/25/2030	115,454	94,672
GS Mortgage Securities Corp. II 2018-GS10 A5		4.155%	07/10/2051	92,252	100,196
GS Mortgage Securities Trust 2018-GS9 A4		3.992%	03/10/2051	153,543	164,673
GS Mortgage Securities Trust 2020-GC45 A5		2.911%	02/13/2053	129,000	132,774
JP Morgan Mortgage Trust 2019-5 A11	(b)	ML + 90	11/25/2049	24,579	23,395
JP Morgan Mortgage Trust 2019-7 A11	(b)	ML + 90	02/25/2050	159,050	151,301
JP Morgan Mortgage Trust 2019-LTV2 A11	(b)	ML + 90	12/25/2049	113,494	108,288
Mello Warehouse Securitization Trust 2018-W1 A	(b)	ML + 85	11/25/2051	333,333	329,116
Mello Warehouse Securitization Trust 2018-W1 B	(b)	ML + 105	11/25/2051	22,667	22,036
Morgan Stanley Capital I Trust 2018-H3 A5		4.177%	07/15/2051	132,811	145,933
Morgan Stanley Capital I Trust 2018-H4 A4		4.310%	12/15/2051	198,449	225,707
New Residential Mortgage Loan Trust 2018-2A A1	(b)	4.500%	02/25/2058	84,781	88,439
OneMain Direct Auto Receivables Trust 2018-1A C	(b)	3.850%	10/14/2025	100,000	98,910
OneMain Direct Auto Receivables Trust 2018-1A D	(b)	4.400%	01/14/2028	100,000	99,614
Provident Funding Mortgage Trust 2020-1 A5	(b)	3.000%	02/25/2050	117,199	115,879
PRPM 2019-4A A1	(b)	3.351%	11/25/2024	96,731	95,238

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2020 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
PRPM 2019-GS1 A1	(b)	3.500%	10/25/2024	$ 127,334	$ 126,607
PRPM 2020-1A A1	(b)	2.981%	02/25/2025	98,630	77,938
Sequoia Mortgage Trust 2013-5 A1	(b)	2.500%	05/25/2043	158,085	154,202
Sequoia Mortgage Trust 2019-CH2 A1	(b)	4.500%	08/25/2049	111,369	110,865
Sequoia Mortgage Trust 2020-2 A19	(b)	3.500%	03/25/2050	99,405	100,048
Spruce Hill Mortgage Loan Trust 2020-SH1 A1	(b)	2.521%	01/28/2050	90,992	84,397
Spruce Hill Mortgage Loan Trust 2020-SH1 A2	(b)	2.624%	01/28/2050	116,470	108,033
Station Place Securitization Trust Series 2019-10 NT		2.944%	10/24/2020	982,000	972,420
Station Place Securitization Trust Series 2019-4 A	(b)	ML + 90	06/24/2020	380,000	378,091
Station Place Securitization Trust Series 2019-WL1 D	(b)	ML + 120	08/25/2052	62,000	61,218
Station Place Securitization Trust Series 2019-WL1 E	(b)	ML + 140	08/25/2052	126,000	124,325
Towd Point HE Trust 2019-HE1 A1	(b)	ML + 90	04/25/2048	98,872	95,906
Verus Securitization Trust 2020-1 A3	(b)	2.724%	01/25/2060	114,955	110,357
					9,843,314
Total Asset-Backed / Mortgage-Backed Securities (Cost $13,387,808)					$12,372,439

Preferred Securities–0.4%		Rate	Quantity	Value
Financials–0.3%
Bank of America Corp. DR (Rate is fixed until 09/05/2024, at which point, the rate becomes QL + 371) (Banks)	(c)	6.250%	286,000	$ 290,290
Bank of America Corp. DR (Rate is fixed until 03/17/2025, at which point, the rate becomes QL + 390) (Banks)	(c)	6.100%	124,000	125,240
Citigroup, Inc. DR (Rate is fixed until 01/30/2023, at which point, the rate becomes QL + 407) (Banks)	(c)	5.950%	217,000	209,882
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes QL + 391) (Banks)	(c)	5.950%	142,000	137,562
Citigroup, Inc. DR (Rate is fixed until 02/15/2023, at which point, the rate becomes QL + 423) (Banks)	(c)	5.900%	27,000	26,055
Synchrony Financial DR (Consumer Finance)		5.625%	7,225	123,259
Wells Fargo & Co. DR (Rate is fixed until 06/15/2025, at which point, the rate becomes QL + 399) (Banks)	(c)	5.875%	292,000	296,380
				1,208,668
Industrials–0.1%
General Electric Co. (Rate is fixed until 01/21/2021, at which point, the rate becomes QL + 333) (Industrial Conglomerates)	(c)	5.000%	336,000	277,200
Total Preferred Securities (Cost $1,691,700)				$1,485,868

Money Market Funds–16.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.813%	(f)	53,673,457	$ 53,625,151
State Street Institutional U.S. Government Money Market Fund, 0.321%	(f)	8,322,185	8,322,185
Total Money Market Funds (Cost $61,986,876)			$61,947,336
Total Investments – 103.5% (Cost $349,842,527)	(g)		$378,449,527
Total TBA Sales Commitments – (2.1)% (see the following Schedule of TBA Sales Commitments)			(7,752,439)
Liabilities in Excess of Other Assets – (1.4)%	(d)		(5,121,336)
Net Assets – 100.0%			$365,575,752

Percentages are stated as a percent of net assets.

Abbreviations:
DR:	Depositary Receipt
ML:	Monthly U.S. LIBOR Rate, 0.993% at 03/31/2020
QL:	Quarterly U.S. LIBOR Rate, 1.451% at 03/31/2020
SOFR:	Secured Overnight Financing Rate, 0.010% at 03/31/2020
TBA:	To Be Announced
UMBS:	Uniform Mortgage-Backed Security; the securities actually delivered on settlement of the TBA could be issued by Fannie Mae, Freddie Mac, or any combination thereof

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2020, the value of these securities totaled $17,685,603, or 4.8% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2020.
(d)	Security is fully pledged, in addition to $1,633,650 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2020. See also the following Schedule of Open Futures Contracts.
(e)	100 shares per contract.
(f)	Rate represents the seven-day yield at March 31, 2020.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	248	June 19, 2020	$30,219,319	$31,864,280	$1,644,961	$(502,900)
U.S. Treasury Long Bond - Long	56	June 19, 2020	9,135,345	10,027,500	892,155	(92,750)
10-Year U.S. Treasury Note - Long	1,430	June 19, 2020	188,124,066	198,323,125	10,199,059	(201,101)
			$227,478,730	$240,214,905	$12,736,175	$(796,751)
The accompanying notes are an integral part of these financial statements.
Schedule of TBA Sales Commitments	March 31, 2020 (Unaudited)

Description	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA Sale Commitment	3.000%	04/15/2035	$14,029	$(14,671)
Fannie Mae or Freddie Mac UMBS TBA Sale Commitment	3.500%	04/15/2035	192,002	(201,959)
Fannie Mae or Freddie Mac UMBS TBA Sale Commitment	4.000%	04/15/2035	41,018	(43,162)
Fannie Mae or Freddie Mac UMBS TBA Sale Commitment	3.500%	04/15/2050	24,322	(25,729)
Fannie Mae or Freddie Mac UMBS TBA Sale Commitment	4.000%	04/15/2050	2,430,648	(2,595,227)
Ginnie Mae II Jumbo TBA	3.500%	04/15/2050	4,623,940	(4,871,691)
Total TBA Sales Commitments (Proceeds $7,657,854)				$(7,752,439)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2020 (Unaudited)
Open-End Mutual Funds–64.1%		Shares	Value
DFA International Core Equity Portfolio Institutional		145,334	$ 1,448,979
PIMCO Low Duration Institutional		819,359	7,972,366
PIMCO Real Return Institutional		769,644	8,689,278
PIMCO Total Return Institutional		1,174,440	12,319,873
Western Asset Core Plus Bond IS		1,374,466	15,943,814
Total Open-End Mutual Funds			$46,374,310
Total Investments in Securities of Unaffiliated Issuers – 64.1% (Cost $46,148,685)	(a)		$46,374,310
Total Investments in Affiliates – 36.0% (Cost $28,735,342) (see schedule below)	(a)		26,021,234
Liabilities in Excess of Other Assets – (0.1)%			(41,647)
Net Assets – 100.0%			$72,353,897

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2020	Value at March 31, 2020
Open-End Mutual Funds – 36.0%
ON BlackRock Advantage Large Cap Value Portfolio	(a)	$2,250,385	$583,900	$44,070	$1,817	$(623,596)	155,890	$2,168,436
ON Bond Portfolio	(a)	7,501,282	445,936	296,053	29,742	(452,786)	402,457	7,228,121
ON Federated High Income Bond Portfolio	(a)	5,250,898	525,082	39,405	4,044	(680,935)	280,160	5,059,684
ON International Equity Portfolio	(a)	1,500,256	373,155	36,853	(5,394)	(385,540)	123,452	1,445,624
ON Janus Henderson Venture Portfolio	(a)	750,128	203,209	19,966	(268)	(210,291)	28,959	722,812
ON S&P 500® Index Portfolio	(a)	8,251,411	1,847,406	488,256	48,115	(1,707,743)	297,342	7,950,933
ON S&P MidCap 400® Index Portfolio	(a)	1,500,256	457,414	27,977	2,828	(486,897)	106,925	1,445,624
Total Open-End Mutual Funds					$80,884	$(4,547,788)		$26,021,234

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2020 (Unaudited)
Open-End Mutual Funds–51.6%		Shares	Value
DFA Emerging Markets Portfolio Institutional		139,016	$ 2,952,704
DFA International Core Equity Portfolio Institutional		592,773	5,909,953
PIMCO Low Duration Institutional		1,620,988	15,772,212
PIMCO Real Return Institutional		1,395,627	15,756,633
PIMCO Total Return Institutional		2,443,034	25,627,426
Vanguard International Growth Fund Admiral Class		22,638	1,965,850
Western Asset Core Plus Bond IS		2,889,040	33,512,860
Total Open-End Mutual Funds			$101,497,638
Total Investments in Securities of Unaffiliated Issuers – 51.6% (Cost $102,857,015)	(a)		$101,497,638
Total Investments in Affiliates – 48.4% (Cost $107,738,742) (see schedule below)	(a)		95,343,718
Liabilities in Excess of Other Assets – 0.0%			(97,912)
Net Assets – 100.0%			$196,743,444

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2020	Value at March 31, 2020
Open-End Mutual Funds – 48.4%
Fidelity Advisor® Real Estate I	(a)	$2,230,299	$379,150	$143,327	$731	$(501,003)	$1,833	116,048	$1,965,850
ON BlackRock Advantage Large Cap Core Portfolio	(a)	4,460,598	529,017	209,122	18,646	(867,439)	—	147,808	3,931,700
ON BlackRock Advantage Large Cap Value Portfolio	(a)	11,151,494	1,760,760	109,132	15,053	(2,988,926)	—	706,632	9,829,249
ON Bond Portfolio	(a)	15,612,092	29,769	1,027,455	101,416	(954,873)	—	766,200	13,760,949
ON Federated High Income Bond Portfolio	(a)	13,381,793	203,450	102,495	10,172	(1,697,821)	—	653,106	11,795,099
ON International Equity Portfolio	(a)	10,036,345	1,458,928	68,685	1,974	(2,582,238)	—	755,450	8,846,324
ON Janus Henderson Enterprise Portfolio	(a)	2,230,299	410,544	86,134	13,614	(602,473)	—	54,805	1,965,850
ON Janus Henderson Forty Portfolio	(a)	2,230,299	188,674	170,865	26,574	(308,832)	—	87,139	1,965,850
ON Janus Henderson Venture Portfolio	(a)	2,230,299	389,223	47,616	(357)	(605,699)	—	78,760	1,965,850
ON Nasdaq-100® Index Portfolio	(a)	4,460,598	302,948	415,540	46,221	(462,527)	—	221,130	3,931,700
ON S&P 500® Index Portfolio	(a)	28,993,885	3,439,647	1,203,241	142,207	(5,816,450)	—	955,724	25,556,048
ON S&P MidCap 400® Index Portfolio	(a)	11,151,494	2,307,302	169,087	18,752	(3,479,212)	—	727,016	9,829,249
Total Open-End Mutual Funds					$395,003	$(20,867,493)	$1,833		$95,343,718

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2020 (Unaudited)
Open-End Mutual Funds–41.6%		Shares	Value
DFA Emerging Markets Portfolio Institutional		1,282,241	$ 27,234,795
DFA International Core Equity Portfolio Institutional		3,645,099	36,341,635
Lazard Emerging Markets Equity Class R6		1,052,541	13,598,838
PIMCO Low Duration Institutional		6,541,710	63,650,843
PIMCO Real Return Institutional		3,218,293	36,334,524
PIMCO Total Return Institutional		8,667,387	90,920,892
Vanguard International Growth Fund Admiral Class		313,193	27,197,676
Western Asset Core Plus Bond IS		7,054,256	81,829,365
Total Open-End Mutual Funds			$377,108,568
Total Investments in Securities of Unaffiliated Issuers – 41.6% (Cost $400,164,703)	(a)		$377,108,568
Total Investments in Affiliates – 58.4% (Cost $611,232,724) (see schedule below)	(a)		530,354,674
Liabilities in Excess of Other Assets – 0.0%			(314,675)
Net Assets – 100.0%			$907,148,567

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2020	Value at March 31, 2020
Open-End Mutual Funds – 58.4%
Fidelity Advisor® Real Estate I	(a)	$11,089,585	$981,569	$563,570	$19,905	$(2,461,597)	$8,752	535,177	$9,065,892
ON BlackRock Advantage Large Cap Core Portfolio	(a)	22,179,169	909,789	801,083	137,850	(4,293,941)	—	681,646	18,131,784
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	22,179,169	318,664	1,405,043	147,941	(3,108,947)	—	769,600	18,131,784
ON BlackRock Advantage Large Cap Value Portfolio	(a)	66,537,508	5,681,199	382,573	52,833	(17,493,616)	—	3,910,521	54,395,351
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	22,179,169	2,396,230	553,894	141,743	(6,031,464)	—	785,947	18,131,784
ON Bond Portfolio	(a)	55,447,923	0	7,272,600	635,047	(3,480,911)	—	2,523,912	45,329,459
ON Federated High Income Bond Portfolio	(a)	44,358,339	0	2,668,433	166,943	(5,593,282)	—	2,007,950	36,263,567
ON International Equity Portfolio	(a)	83,171,885	6,172,494	385,781	914	(20,965,323)	—	5,806,506	67,994,189
ON Janus Henderson Enterprise Portfolio	(a)	11,089,585	1,185,261	339,236	54,352	(2,924,070)	—	252,743	9,065,892
ON Janus Henderson Forty Portfolio	(a)	22,179,169	192,964	1,479,482	208,406	(2,969,273)	—	803,714	18,131,784
ON Nasdaq-100® Index Portfolio	(a)	22,179,169	23,127	2,026,485	248,702	(2,292,729)	—	1,019,785	18,131,784
ON S&P 500® Index Portfolio	(a)	155,254,185	6,492,344	4,909,152	1,075,360	(30,990,251)	—	4,746,540	126,922,486
ON S&P MidCap 400® Index Portfolio	(a)	110,895,847	14,505,237	902,741	28,450	(33,867,875)	—	6,705,541	90,658,918
Total Open-End Mutual Funds					$2,918,446	$(136,473,279)	$8,752		$530,354,674

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2020 (Unaudited)
Open-End Mutual Funds–27.3%		Shares	Value
DFA Emerging Markets Portfolio Institutional		2,146,593	$ 45,593,646
DFA International Core Equity Portfolio Institutional		9,153,656	91,261,950
Lazard Emerging Markets Equity Class R6		2,349,297	30,352,921
PIMCO Low Duration Institutional		3,598,359	35,012,032
Vanguard International Growth Fund Admiral Class		699,054	60,705,843
Western Asset Core Plus Bond IS		13,121,869	152,213,675
Total Open-End Mutual Funds			$415,140,067
Total Investments in Securities of Unaffiliated Issuers – 27.3% (Cost $482,505,292)	(a)		$415,140,067
Total Investments in Affiliates – 72.7% (Cost $1,274,683,313) (see schedule below)	(a)		1,103,328,689
Liabilities in Excess of Other Assets – 0.0%			(307,368)
Net Assets – 100.0%			$1,518,161,388

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2020	Value at March 31, 2020
Open-End Mutual Funds – 72.7%
Fidelity Advisor® Real Estate I	(a)	$19,613,949	$946,101	$1,140,864	$(4,581)	$(4,238,144)	$15,236	895,895	$15,176,461
ON BlackRock Advantage Large Cap Core Portfolio	(a)	78,455,796	2,292	3,258,400	705,325	(15,199,170)	—	2,282,175	60,705,843
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	58,841,847	1,446	5,600,383	1,461,976	(9,175,504)	—	1,932,486	45,529,382
ON BlackRock Advantage Large Cap Value Portfolio	(a)	137,297,643	5,086,698	584,787	73,218	(35,637,548)	—	7,637,327	106,235,224
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	58,841,847	3,460,673	1,342,864	273,347	(15,703,621)	—	1,973,532	45,529,382
ON Bond Portfolio	(a)	68,648,821	32,857	12,174,141	970,926	(4,360,851)	—	2,957,551	53,117,612
ON Federated High Income Bond Portfolio	(a)	39,227,898	20,934	4,178,908	189,866	(4,906,869)	—	1,680,671	30,352,921
ON International Equity Portfolio	(a)	196,139,490	5,386,848	812,055	(118,179)	(48,831,498)	—	12,960,257	151,764,606
ON Janus Henderson Enterprise Portfolio	(a)	19,613,949	1,154,343	584,384	92,356	(5,099,803)	—	423,096	15,176,461
ON Janus Henderson Forty Portfolio	(a)	78,455,796	1,310	8,122,617	710,266	(10,338,912)	—	2,690,862	60,705,843
ON Janus Henderson Venture Portfolio	(a)	43,150,688	2,185,745	591,745	103,431	(11,459,906)	—	1,337,669	33,388,213
ON Nasdaq-100® Index Portfolio	(a)	78,455,796	1,898	10,633,315	851,796	(7,970,332)	—	3,414,277	60,705,843
ON S&P 500® Index Portfolio	(a)	333,437,132	101,227	12,135,242	2,539,536	(65,942,822)	—	9,648,460	257,999,831
ON S&P MidCap 400® Index Portfolio	(a)	215,753,439	17,429,061	1,150,732	34,041	(65,124,742)	—	12,347,712	166,941,067
Total Open-End Mutual Funds					$7,883,324	$(303,989,722)	$15,236		$1,103,328,689

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2020 (Unaudited)
Open-End Mutual Funds–19.5%		Shares	Value
DFA Emerging Markets Portfolio Institutional		537,799	$ 11,422,855
DFA International Core Equity Portfolio Institutional		2,293,389	22,865,088
Lazard Emerging Markets Equity Class R6		630,617	8,147,575
Vanguard International Growth Fund Admiral Class		187,646	16,295,151
Western Asset Core Plus Bond IS		422,686	4,903,155
Total Open-End Mutual Funds			$63,633,824
Total Investments in Securities of Unaffiliated Issuers – 19.5% (Cost $81,320,971)	(a)		$63,633,824
Total Investments in Affiliates – 80.5% (Cost $305,274,870) (see schedule below)	(a)		262,351,927
Liabilities in Excess of Other Assets – 0.0%			(65,162)
Net Assets – 100.0%			$325,920,589

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Shares at March 31, 2020	Value at March 31, 2020
Open-End Mutual Funds – 80.5%
Fidelity Advisor® Real Estate I	(a)	$4,337,885	$161,043	$314,125	$(6,100)	$(919,673)	$3,321	192,387	$3,259,030
ON BlackRock Advantage Large Cap Core Portfolio	(a)	21,689,425	4,988	1,450,402	266,727	(4,215,587)	—	612,600	16,295,151
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	13,013,655	10,014	1,563,717	393,393	(2,076,255)	—	414,987	9,777,090
ON BlackRock Advantage Large Cap Value Portfolio	(a)	30,365,195	533,135	324,046	38,192	(7,799,265)	—	1,640,058	22,813,211
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	19,520,483	761,546	581,035	91,282	(5,126,640)	—	635,702	14,665,636
ON Bond Portfolio	(a)	4,337,885	7,826	874,769	84,959	(296,871)	—	181,460	3,259,030
ON Federated High Income Bond Portfolio	(a)	4,337,885	5,543	568,323	20,523	(536,598)	—	180,456	3,259,030
ON International Equity Portfolio	(a)	52,054,621	822,573	916,701	(223,908)	(12,628,223)	—	3,339,740	39,108,362
ON Janus Henderson Enterprise Portfolio	(a)	4,337,885	171,924	158,330	25,380	(1,117,829)	—	90,857	3,259,030
ON Janus Henderson Forty Portfolio	(a)	21,689,425	89,932	2,841,384	212,086	(2,854,908)	—	722,303	16,295,151
ON Janus Henderson Venture Portfolio	(a)	17,351,540	561,482	365,258	66,271	(4,577,914)	—	522,280	13,036,121
ON Nasdaq-100® Index Portfolio	(a)	30,365,195	63,288	4,880,253	346,749	(3,081,768)	—	1,283,083	22,813,211
ON S&P 500® Index Portfolio	(a)	73,744,046	18,321	4,532,983	801,170	(14,627,042)	—	2,071,934	55,403,512
ON S&P MidCap 400® Index Portfolio	(a)	52,054,621	3,091,508	544,082	37,843	(15,531,528)	—	2,892,630	39,108,362
Total Open-End Mutual Funds					$2,154,567	$(75,390,101)	$3,321		$262,351,927

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	March 31, 2020 (Unaudited)
(1)	Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-one separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.

■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD)

■	ON Foreign Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).

■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON Janus Henderson Venture Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies.
■	ON Janus Henderson Enterprise Portfolio – Long-term total return by investing, under normal circumstances, at least 50% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in securities included in the S&P 500® Index.

■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000 Value Index for the previous twelve months.

■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.

■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio– Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000 Index for the previous twelve months.

■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the securities included in the S& P MidCap 400® Index.

■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000 Growth Index for the previous twelve months.

■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
■	ON Conservative Model Portfolio* – Current income and preservation of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

■	ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

■	ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

■	ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

■	ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
*	Collectively, the "ON Model Portfolios".
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
Effective September 15, 2018 and March 16, 2018, respectively, ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares
ON Bond	40,000,000
ON BlackRock Balanced Allocation	95,000,000
ON International Equity	90,000,000
ON Foreign	22,000,000
ON Janus Henderson Forty	24,000,000
ON Janus Henderson Venture	30,000,000
ON Janus Henderson Enterprise	21,000,000
ON S&P 500® Index	90,000,000
ON BlackRock Advantage Large Cap Value	75,000,000
ON Federated High Income Bond	45,000,000
ON Nasdaq-100® Index	50,000,000
Portfolio	Authorized Shares
ON BlackRock Advantage Large Cap Core	73,000,000
ON BlackRock Advantage Small Cap Growth	30,000,000
ON S&P MidCap 400® Index	50,000,000
ON BlackRock Advantage Large Cap Growth	30,000,000
ON Risk Managed Balanced	85,000,000
ON Conservative Model	30,000,000
ON Moderately Conservative Model	70,000,000
ON Balanced Model	200,000,000
ON Moderate Growth Model	300,000,000
ON Growth Model	100,000,000
The Board periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
Investments are valued using pricing procedures approved by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, bank loans, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price will generally be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2020:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds**	$—	$243,540,864	$—
	Asset-Backed Securities**	—	6,559,137	—
	Sovereign Issues	—	2,982,030	—
	Money Market Funds	11,076,629	—	—
		$11,076,629	$253,082,031	$ —
ON BlackRock Balanced Allocation	Common Stocks**	$287,217,510	$—	$—
	Corporate Bonds**	—	142,764,600	—
	U.S. Treasury Obligations	—	4,436,172	—
	Asset-Backed Securities**	—	1,140,805	—
	Rights**	40,291	—	—
	Money Market Funds	16,371,919	—	—
		$303,629,720	$148,341,577	$ —
	Futures Contracts	$752,583	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON International Equity	Common Stocks**	$—	$347,484,684	$—
	Preferred Securities**	—	248,650	—
	Money Market Funds	2,850,125	—	—
		$2,850,125	$347,733,334	$ —
	Futures Contracts	$1,184,697	$—	$—
ON Foreign	Common Stocks**	$—	$33,507,869	$—
	Preferred Securities**	—	23,595	—
	Money Market Funds	221,607	—	—
		$221,607	$33,531,464	$ —
	Futures Contracts	$117,793	$—	$—
ON Janus Henderson Forty	Common Stocks**	$152,799,116	$1,617,372	$—
	Money Market Funds	4,817,832	—	—
		$157,616,948	$1,617,372	$ —
ON Janus Henderson Venture	Common Stocks**	$113,897,279	$877,210	$—
	Master Limited Partnerships**	347,323	—	—
	Rights**	192,333	—	—
	Money Market Funds	6,777,891	—	—
		$121,214,826	$877,210	$ —
ON Janus Henderson Enterprise	Common Stocks**	$74,695,730	$1,223,680	$—
	Money Market Funds	2,362,383	—	—
		$77,058,113	$1,223,680	$ —
ON S&P 500® Index	Common Stocks**	$933,327,263	$—	$—
	Money Market Funds	7,312,582	—	—
		$940,639,845	$ —	$ —
	Futures Contracts	$232,954	$—	$—
ON BlackRock Advantage Large Cap Value	Common Stocks**	$229,645,515	$—	$—
	Money Market Funds	6,805,741	—	—
		$236,451,256	$ —	$ —
	Futures Contracts	$530,775	$—	$—
ON Federated High Income Bond	Corporate Bonds	$—	$155,657,665	$—
	Common Stocks**	157,435	—	—
	Money Market Funds	6,813,519	—	—
		$6,970,954	$155,657,665	$ —
ON Nasdaq-100® Index	Common Stocks**	$283,967,482	$—	$—
	Money Market Funds	652,997	—	—
		$284,620,479	$ —	$ —
	Futures Contracts	$101,436	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON BlackRock Advantage Large Cap Core	Common Stocks**	$321,281,603	$—	$—
	Rights**	44,152	—	—
	Money Market Funds	9,513,527	—	—
		$330,839,282	$ —	$ —
	Futures Contracts	$676,378	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks**	$140,885,903	$—	$—
	Rights**	—	12,875	—
	Money Market Funds	4,085,085	—	—
		$144,970,988	$12,875	$ —
	Futures Contracts	$532,002	$—	$—
ON S&P MidCap 400® Index	Common Stocks**	$342,752,661	$—	$—
	Money Market Funds	3,648,379	—	—
		$346,401,040	$ —	$ —
	Futures Contracts	$29,227	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks**	$87,433,020	$—	$—
	Rights**	20,330	—	—
	Money Market Funds	2,050,841	—	—
		$89,504,191	$ —	$ —
	Futures Contracts	$147,792	$—	$—
ON Risk Managed Balanced	Common Stocks**	$131,135,315	$—	$—
	Corporate Bonds**	—	56,020,662	—
	U.S. Treasury Obligations	—	40,452,968	—
	U.S. Government Agency Mortgage-Backed Securities	—	39,219,632	—
	Purchased Options	22,430,302	13,385,005	—
	Asset-Backed / Mortgage-Backed Securities**	—	12,372,439	—
	Preferred Securities**	123,259	1,362,609	—
	Money Market Funds	61,947,336	—	—
		$215,636,212	$162,813,315	$ —
	Futures Contracts	$12,736,175	$—	$—
	TBA Sales Commitments	$—	$(7,752,439)	$—
ON Conservative Model	Open-End Mutual Funds	$72,395,544	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$196,841,356	$—	$—
ON Balanced Model	Open-End Mutual Funds	$907,463,242	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,518,468,756	$—	$—
ON Growth Model	Open-End Mutual Funds	$325,985,751	$—	$—

**	For detailed industry descriptions, see the accompanying Schedules of Investments.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON International Equity and ON Foreign Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Distributions to Shareholders and Federal Taxes
The Fund satisfies its distribution requirements, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, by using consent dividends and/or cash distributions. Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or recognized. The Board's intent is that the Fund will not distribute any realized gain distributions (consent or otherwise) until any applicable capital loss carryforwards have been offset.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
New Accounting Pronouncements and Regulations
In August 2018, the FASB issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund has early-adopted the removal of the disclosure of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, as well as the policy for timing of transfers between levels. The Fund’s management evaluated the impact of the other modifications of this ASU on the Fund’s financial statements and determined that there were no material impacts, as the Fund did not hold any Level 3 securities during the three-month period ended March 31, 2020.
Subsequent Events
At meetings held on November 14, 2019 and February 12, 2020, the Board, including a majority of the Directors who are not “interested persons” of the Fund, approved an amendment to the advisory agreement between ONI and the Fund for the purpose of adding five Portfolios to the Portfolios currently managed by the Adviser under the Advisory Agreement, as well as sub-advisory agreements related to those additional Portfolios. The ON Federated Core Plus Bond Portfolio, sub-advised by Federated Investment Management Company, commenced operations on May 1, 2020. The objective and strategy of that Portfolio is to seek total return by

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Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
"investing primarily in U.S. dollar denominated, investment-grade, fixed income securities. In addition, the Portfolio may invest in other fixed income investments including high-yield, non-U.S. dollar denominated fixed income securities and foreign currencies when the sub-adviser considers the risk-return prospects of those sectors to be attractive." The dates of commencement for the other four Portfolios have yet to be determined.
At the February 12, 2020 meeting, the Board, including a majority of the Directors who are not "interested persons" of the Fund, approved a merger of the ON International Equity Portfolio and the ON Foreign Portfolio. This merger will be effective on or about May 29, 2020. Also, effective May 1, 2020, the ON International Equity Portfolio will be renamed the ON BlackRock Advantage International Equity Portfolio.
At a meeting held on February 12, 2020, the Board, including a majority of the Directors who are not “interested persons” of the Fund (the “Independent Directors”), also approved a sub-advisory agreement with AllianceBerstein, L.P. (“AB”) to become the sole sub-adviser for the ON Risk Managed Balanced Portfolio, effective May 1, 2020. The investment objective, name, and benchmark will remain unchanged as a result.
In connection with this change in sub-adviser, the Board approved the revision of the Portfolio's annualized advisory and sub-advisory fee schedules, also effective May 1, 2020. The revised breakpoint schedules, based on the Portfolio's daily net assets, are as follows:
Advisory Fees
0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion
Sub-advisory Fees
0.50% of first $400 million
0.40% of next $800 billion
0.30% over $1.2 billion
The COVID-19 virus pandemic has continued to significantly impact the global economy and market environment. Liquidity of the Fund's investments and the Fund's performance may be negatively impacted as a result of ongoing economic uncertainty. The values for the investments in future financial statements may differ significantly from those presented for this period end.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)	Financial Instruments
The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a

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Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.
When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500 Index during the three-month period ended March 31, 2020. These instruments were used by the Risk Management Component of the ON Risk Managed Balanced Portfolio to provide for the Portfolio’s stated risk management strategy.
Written and purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining

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Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2020 as collateral for the Portfolios’ futures contracts. The futures contracts, except those held by the ON Risk Managed Balanced Portfolio, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced Portfolio, futures contracts were used to provide for the Portfolio’s stated risk management strategy. There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2020. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2020.
(4)	Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2020 for federal income tax purposes.

	ON Bond	ON BlackRock Balanced Allocation	ON International Equity	ON Foreign	ON Janus Henderson Forty	ON Janus Henderson Venture
Gross unrealized:
Appreciation	$6,624,779	$18,585,164	$8,782,687	$824,631	$17,842,292	$20,304,633
Depreciation	(12,748,999)	(58,919,120)	(90,347,214)	(9,561,327)	(8,015,222)	(22,400,237)
Net unrealized appreciation (depreciation)	$(6,124,220)	$(40,333,956)	$(81,564,527)	$(8,736,696)	$9,827,070	$(2,095,604)
Aggregate cost of investments:	$270,282,880	$493,057,836	$433,332,683	$42,607,561	$149,407,250	$124,187,640

	ON Janus Henderson Enterprise	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core
Gross unrealized:
Appreciation	$6,962,903	$167,054,141	$1,706,325	$1,317,328	$53,936,177	$15,016,187
Depreciation	(16,984,694)	(128,261,617)	(76,447,140)	(27,092,579)	(13,702,870)	(57,739,632)
Net unrealized appreciation (depreciation)	$(10,021,791)	$38,792,524	$(74,740,815)	$(25,775,251)	$40,233,307	$(42,723,445)
Aggregate cost of investments:	$88,303,584	$902,080,275	$311,722,846	$188,403,870	$244,488,608	$374,239,105

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Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
	ON BlackRock Advantage Small Cap Growth	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model
Gross unrealized:
Appreciation	$7,503,936	$10,436,626	$8,124,682	$60,152,739	$674,653	$1,598,482
Depreciation	(43,935,749)	(118,094,640)	(9,997,112)	(21,254,264)	(5,199,959)	(24,349,043)
Net unrealized appreciation (depreciation)	$(36,431,813)	$(107,658,014)	$(1,872,430)	$38,898,475	$(4,525,306)	$(22,750,561)
Aggregate cost of investments:	$181,947,678	$454,088,281	$91,524,413	$352,287,227	$76,920,850	$219,591,917

	ON Balanced Model	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$5,601,044	$5,805,522	$960,198
Depreciation	(160,666,526)	(381,271,203)	(97,132,303)
Net unrealized appreciation (depreciation)	$(155,065,482)	$(375,465,681)	$(96,172,105)
Aggregate cost of investments:	$1,062,528,724	$1,893,934,437	$422,157,856

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Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2020 (Unaudited)
(5)	Legal Matters
In December 2007, the ON S&P 500® Index Portfolio and the ON BlackRock Advantage Large Cap Value Portfolio (formerly ON Federated Strategic Value Dividend Portfolio), shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the ON S&P 500® Index Portfolio and ON BlackRock Advantage Large Cap Value Portfolio was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the "Tribune Bankruptcy").
The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. district courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the ON BlackRock Advantage Large Cap Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York (“District Court”).
Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the Creditor Actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals. On March 29, 2016, the Court of Appeals affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Court of Appeals or the District Court to consider, among other things, whether the Court of Appeal's decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review.
In December 2019, the Second Circuit reinstated its prior affirmance of dismissal, which safe-harbors all of the claims except the trustee’s actual intent claims (those claims are excepted from the safe harbor altogether). Those claims were earlier dismissed on traditional grounds, and that dismissal is now on appeal. In January 2020, the Tribune creditors sought panel rehearing and rehearing en banc, asserting, among other arguments, that the Second Circuit improperly relied on extrinsic evidence to reach its decision regarding Computershare’s status as Tribune’s agent, that the question of Computershare’s agency was a new argument on appeal that should not have been considered, and that the Court’s findings regarding preemption go against the Supreme Court’s decision in Merit Management and other cases. On February 6, 2020 the Second Circuit denied this request and a petition for certiorari to the Supreme Court is anticipated.
In the Trustee Action, in 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims. On January 9, 2017, the District Court granted the motion to dismiss the Trustee's actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit Court of Appeals. Because of a procedural issue, however, the plaintiff could not automatically appeal the decision, but must first obtain permission from the District Court. On January 14, 2019, the District Court held a status conference during which it indicated that the plaintiff would be allowed to file a motion seeking reconsideration of the prior dismissal of the intentional fraudulent transfer claims. On April 23, 2019, the District Court denied the Trustee’s motion to amend and add federal constructive fraudulent transfer claims. The judge accepted the defendants’ “alternative safe harbor” argument. In June 2019, the Trustee appealed the dismissal of the intentional fraudulent transfer claims and ruling that any constructive claims would be barred by the safe harbor. The Trustee’s initial brief was filed January 8, 2020 and the brief in opposition is due April 27, 2020.
The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.